UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.                     [ ]
                       Post-Effective Amendment No. 10                  [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                                Amendment No. 42                       [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
       Vice President, General Counsel & Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

      Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

             It is proposed that this filing will become effective:
                [ ] 60 days after filing pursuant to paragraph a of Rule 485
                [ ] on ____________ pursuant to paragraph a of Rule 485
                [X] on May 1, 2012 pursuant to paragraph b of Rule 485
                [ ] immediately upon filing pursuant to paragraph b of Rule 485

              If appropriate, check the following box:
                [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
              Ameritas Advisor Select No-Load Variable Annuity(R)
              ---------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS:  May 1, 2012

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
Ameritas Advisor Select No Load
Variable Annuity (R)
POLICY FORM 6151
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional. If you agree to perform transfers electronically and accept other electronic and automated processing and delivery of Policy services and disclosure, as they become available, this Policy permits frequent trading subject to certain requirements; otherwise, this Policy includes usual and customary variable annuity restrictions upon frequent trading.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal), with allocated indirect interests in these non-publicly traded portfolios of ProFunds - VP Series and Access One Trust - VP Series, both advised by ProFunds Advisors LLC. *

        ------------------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------------------
        PROFUNDS VP                   ULTRA PROFUNDS VP               SECTOR PROFUNDS VP
        ------------------------------------------------------------------------------------------------------
        Bull                          UltraBull                       Oil & Gas
        ------------------------------------------------------------------------------------------------------
        Dow 30                        UltraMid-Cap                    Precious Metals
        ------------------------------------------------------------------------------------------------------
        Europe 30                     UltraNASDAQ-100                 Real Estate
        ------------------------------------------------------------------------------------------------------
        Mid-Cap Value                 UltraSmall-Cap                  NON-EQUITY PROFUNDS VP
        ------------------------------------------------------------------------------------------------------
        NASDAQ-100                    INVERSE PROFUNDS VP             Rising Rates Opportunity
        ------------------------------------------------------------------------------------------------------
        Small-Cap                     Bear                            US Government Plus
        ------------------------------------------------------------------------------------------------------
        Small-Cap Value               Short Dow 30                    ACCESS VP HIGH YIELD FUND(SM)
        ------------------------------------------------------------------------------------------------------
                                      Short NASDAQ-100                PROFUND VP MONEY MARKET
        ------------------------------------------------------------------------------------------------------
                                      Short Small-Cap
        ------------------------------------------------------------------------------------------------------
        * Short cites are used in this list. "Investment Options" uses complete Fund and Portfolio names.

         A Statement of Additional Information and other information about us and the Policy, dated May 1, 2012, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," then select "file number" then type "333-122109"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

           Ameritas Life Insurance Corp. (we, us, our, Ameritas Life)
         Ameritas Life Insurance Corp., P.O. BOX 81889, Lincoln NE 68501
                         1-800-255-9678. advisorva.com.

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                          Ameritas Life Insurance Corp.
                                 P.O. Box 81889
                                Lincoln NE 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                           Interfund Transfer Request
                               Fax: 1-402-467-7923
                          e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our website. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                      Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     FINANCIAL INFORMATION.......................................7
         Accumulation Unit Values................................7
         Financial Statements....................................7
     CHARGES EXPLAINED...........................................7
         Mortality and Expense Risk Charge.......................7
         Transfer Fee............................................8
         Tax Charges.............................................8
         Fees Charged by the Portfolios..........................8
         Waiver of Certain Charges...............................8
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options............9
         Transfers..............................................12
         Third-Party Services...................................13
         Short-Term Trading.....................................13
     IMPORTANT POLICY PROVISIONS................................13
         Policy Application and Issuance........................13
         Your Policy Value......................................14
         Telephone Transactions.................................15
         Delay of Payments......................................15
         Beneficiary............................................15
         Minor Owner or Beneficiary.............................15
         Policy Changes.........................................16
         Policy Termination.....................................16
     POLICY DISTRIBUTIONS.......................................16
         Withdrawals............................................16
         Death Benefits.........................................17
         Annuity Income Benefits................................19
     FEDERAL INCOME TAX MATTERS.................................20
     MISCELLANEOUS..............................................22
         About Our Company......................................22
         Distribution of the Policies...........................22
         Voting Rights..........................................22
         Legal Proceedings......................................22
     APPENDIX A:  Accumulation Unit Values......................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures................B:1
         Thank You.  If You Have Questions,....................Last Page
         Statement of Additional Information Table of Contents.Last Page

Form 6151 NLVA                        -2-

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas Life, - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life Insurance Corp., P.O. BOX 81889, Lincoln NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Form 6151 NLVA                        -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Policy 6151 Ameritas Advisor Select No Load Variable Annuity (R)is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. The investment options are described on this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options and other lower-cost on-line and automated procedures, except as otherwise stated. More information about short-term trading is in the INVESTMENT OPTIONS - TRANSFERS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers. Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

         POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $10,000.
o Minimum additional premium: $250, or $50 per month if through a regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

Investment Options.
o    You may transfer among investments, subject to limits.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Owner.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Form 6151 NLVA                        -4-

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
------------------------------------------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 PREMIUM TAXES                     Levied by some states and municipalities. Rates       0% - 3.5%       0% - 3.5%
                (upon premium)     and timing of the tax vary and may change.
---------------------------------- -------------------------------------------------- ---------------- ---------------
 TRANSFER FEE (per transfer)       o  first 15 transfers per Policy year                   None             None
                                   o  over 15 transfers in one Policy Year,
                                       we may charge ...                                   $10              None
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE                                                                          None             None
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
      Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                            0.90%           0.90%
------------------------------------------------------------------------------------- ---------------- ---------------

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2011)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------ ------------------- ------------------
Before any Waivers and Reductions                                                    1.50% (1)          5.03% (2)
------------------------------------------------------------------------------ ------------------- ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)        1.35% (1)          1.71% (3)
---------------------------------------------------------------------------------------------------------------------

(1) ProFund VP Money Market
(2) Inverse ProFunds VP Short Dow 30
(3) ProFunds VP Mid-Cap Value

--------------------------------------------------------------------------------------------------------------------
                                                                 Acquired                           Total Expenses
                                 Management   12b-1    Other     Fund Fees     Total    Waivers    after Waivers
  o Subaccount's underlying         Fees      Fees**   Fees        and       Portfolio    and      and Reductions,
        Portfolio Name*                                          Expenses      Fees    Reductions      if any
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Bull                                0.75%     0.25%    0.74%         -       1.74%(1)     0.06%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Dow 30                              0.75%     0.25%    0.81%         -       1.81%(1)     0.13%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Europe 30                           0.75%     0.25%    0.79%         -       1.79%(1)     0.11%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                       0.75%     0.25%    0.84%      0.03%      1.87%(1)     0.16%        1.71%(2)
--------------------------------------------------------------------------------------------------------------------
NASDAQ-100                          0.75%     0.25%    0.82%         -       1.82%(1)     0.14%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Small-Cap                           0.75%     0.25%    1.08%      0.01%      2.09%(1)     0.40%        1.69%(2)
--------------------------------------------------------------------------------------------------------------------

Form 6151 NLVA                        -5-

--------------------------------------------------------------------------------------------------------------------
                                                                 Acquired                           Total Expenses
                                 Management   12b-1    Other     Fund Fees     Total    Waivers    after Waivers
  o Subaccount's underlying         Fees      Fees**   Fees        and       Portfolio    and      and Reductions,
        Portfolio Name*                                          Expenses      Fees    Reductions      if any
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value                     0.75%     0.25%    0.94%      0.02%      1.96%(1)     0.26%        1.70%(2)
--------------------------------------------------------------------------------------------------------------------
ULTRA PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
UltraBull                           0.75%     0.25%    0.66%         -       1.68%(1,3)      -         1.68%(2)
--------------------------------------------------------------------------------------------------------------------
UltraMid-Cap(4)                     0.75%     0.25%    0.81%         -       1.81%(1)     0.13%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
UltraNASDAQ-100                     0.75%     0.25%    0.77%         -       1.77%(1)     0.09%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap(4)                   0.75%     0.25%    0.84%         -       1.84%(1)     0.16%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
INVERSE PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Bear                                0.75%     0.25%    0.71%         -       1.71%(1)     0.03%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Short Dow 30                        0.75%     0.25%    4.03%         -       5.03%(1)     3.35%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Short NASDAQ-100                    0.75%     0.25%    0.80%         -       1.80%(1)     0.12%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Short Small-Cap                     0.75%     0.25%    0.78%         -       1.78%(1)     0.10%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
SECTOR PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Oil & Gas                           0.75%     0.25%    0.82%         -       1.82%(1)     0.14%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Precious Metals                     0.75%     0.25%    0.79%         -       1.79%(1)     0.11%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
Real Estate                         0.75%     0.25%    0.77%         -       1.77%(1)     0.09%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
NON-EQUITY PROFUNDS VP
--------------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity            0.75%     0.25%    0.70%         -       1.70%(1)     0.02%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
US Government Plus                  0.50%     0.25%    0.76%         -       1.51%(1)     0.13%        1.38%(2)
--------------------------------------------------------------------------------------------------------------------
ACCESS VP HIGH YIELD FUND           0.75%     0.25%    0.77%         -       1.77%(1)     0.09%        1.68%(2)
--------------------------------------------------------------------------------------------------------------------
PROFUND VP MONEY MARKET             0.75%     0.25%    0.50%         -       1.50%(1)     0.15%        1.35%(2)
--------------------------------------------------------------------------------------------------------------------

ProFunds (1) ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Fees to the extent Total Expenses after Waivers and Reductions, if any, and Expense Reimbursements (excluding "Acquired Fund Fees and Expenses"), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Money Market) through April 30, 2013. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
ProFunds (2) Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.
ProFunds (3) Reflects recoupment of 0.02% for the fiscal year end December 31, 2011.
ProFunds (4) "Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2011 were less than 0.01% and are included in "Other Fees".
* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

Form 6151 NLVA                        -6-

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                -------------------------------------------------------------------------------
                                    The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
 --------------------------------------------------------------------------------------------------------------
 EXAMPLE                               1 Yr                3 Yr                5 Yr               10 Yr
 --------------------------------------------------------------------------------------------------------------
 Maximum Policy Expenses (1)           $590                $1,754              $2,897             $5,661
 --------------------------------------------------------------------------------------------------------------
 Minimum Policy Expenses (2)           $228                  $703              $1,205             $2,585
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.90% for Separate Account annual expenses plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.03%).
(2) Minimum Policy Expenses. This example assumes current charges of 0.90% for Separate Account annual expenses plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (1.35%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
--------------------------------------------------------------------------------

         The Policy has no sales load, withdrawal charges, or separate charge for administrative expenses including no Policy fee.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Form 6151 NLVA                        -7-

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

------------------------------------
WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Form 6151 NLVA                        -8-

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

         You may allocate your premiums among the Separate Account variable investment options. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

Form 6151 NLVA                        -9-

--------------------------------------------------------------------------------------------------------------
                   FUND NAME                                         INVESTMENT ADVISER
Portfolio Name                                 Portfolio Type / Summary of Investment Objective
--------------------------------------------------------------------------------------------------------------
               ProFunds(R) Trust                                    ProFund Advisors LLC
--------------------------------------------------------------------------------------------------------------
                  ProFunds VP                  Seeks investment results, before fees and expenses, that
                                               correspond to the performance of the stated index:
--------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                S&P 500(R)
--------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                              Dow Jones Industrial Average(SM)
--------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                           ProFunds Europe 30 Index
--------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                       S&P MidCap 400(R) Value Index
--------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                          NASDAQ-100(R) Index
--------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                           Russell 2000(R) Index
--------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                     S&P SmallCap 600(R) Value Index
--------------------------------------------------------------------------------------------------------------
               Ultra ProFunds VP               Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the stated
                                               index:
--------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                           S&P 500(R)
--------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                        S&P MidCap 400(R)
--------------------------------------------------------------------------------------------------------------
ProFund VP UltraNASDAQ-100                     NASDAQ-100(R) Index
--------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                      Russell 2000(R) Index
--------------------------------------------------------------------------------------------------------------
              Inverse ProFunds VP              Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the stated index:
--------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                S&P 500(R)
--------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                        Dow Jones Industrial Average(SM)
--------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                    NASDAQ-100(R) Index
--------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                     Russell 2000(R) Index
--------------------------------------------------------------------------------------------------------------
              Sector ProFunds VP               Seeks investment results, before fees and expenses, that
                                               correspond to the performance of the stated index:
--------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                           Dow Jones U.S. Oil & Gas(SM) Index
--------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                     Dow Jones Precious Metals(SM) Index
--------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                         Dow Jones U.S. Real Estate(SM) Index
--------------------------------------------------------------------------------------------------------------
            Non-Equity ProFunds VP
--------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity            Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30 Year
                                               U.S. Treasury Bond.
--------------------------------------------------------------------------------------------------------------
ProFund VP US Government Plus                  Seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (1.25x) the daily price movement of the most recently issued 30 Year U.S. Treasury
                                               Bond.
--------------------------------------------------------------------------------------------------------------
         Access VP High Yield Fund(SM)         Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
--------------------------------------------------------------------------------------------------------------
          ProFund VP Money Market              Seeks a high level of current income consistent with liquidity and preservation of capital.
--------------------------------------------------------------------------------------------------------------

Form 6151 NLVA                        -10-

"S&P 500(R)," "S&P MidCap 400(R)," and "S&P SmallCap 600(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds.
"Dow Jones" and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs. "NASDAQ-100(R) Index" is a trademark of The NASDAQ Stock Market, Inc. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. The ProFunds VP portfolios and the Policy are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP or purchasing the Policy.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

o        Resolving Material Conflicts - Underlying Investment Interests
         In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under

Form 6151 NLVA                        -11-

section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

         TRANSFERS

         Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, subject to these rules:

         Transfer Rules:
         o A transfer is considered any single request to move assets from one or more Subaccounts to one or more of the other Subaccounts.
         o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. For same day processing, transfer requests by facsimile, telephone, or Internet must be sent to us by 3:20 p.m. Eastern Time for the Access VP High Yield Fund SM and Sector ProFunds VP portfolios, and 3:45 p.m. Eastern Time for all other portfolios. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
         o The transferred amount must be at least $250, or the entire Subaccount if it is less. If the value remaining after a transfer will be less than $100 in a Subaccount, we will include that amount as part of the transfer.
         o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts; it is not subtracted from the amount of the transfer.
         o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
         o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
         o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable lfie insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Form 6151 NLVA                        -12-

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         SHORT-TERM TRADING

         Unlike most variable annuity policies, the Policy can serve as a vehicle for short-term trading and includes investment options designed for use by investors and their investment advisors who use frequent trading. Subaccount underlying portfolios' prospectuses describe each portfolio's position regarding short-term trading. To engage in short-term trading, you must elect (on a form we will provide to you) to perform trades using only an electronic 'on-line' process we make available, and must consent to receive disclosures (trade confirmations, annual statements, updated disclosure information, etc.) electronically. We reserve the right, however, to deliver documents to you on paper at any time. We may charge a fee for producing paper copies of documents at your request and which have been previously delivered to you electronically. (There is no charge for paper notices if you do not elect to do on-line trading or have not otherwise elected to receive electronic disclosure, or if you revoke in writing your on-line trading privileges or receipt of electronic disclosure.) You may also revoke your consent to further delivery of electronic documents at any time by Written Notice to us.

         If you do not elect the requirements for short-term trading outlined above, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. Frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of the Subaccount and underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------

         Many key rights and benefits under the Policy are summarized in this prospectus. Your Policy contains the complete terms of your agreement with Ameritas Life. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         No Policy will have a Policy Date that is on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

Form 6151 NLVA                        -13-

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
         o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
         o Your premium allocations must be completed in whole percentages, and total 100%.
         o    Initial premium must meet minimum premium requirements.
         o    Your signature must be on the application.
         o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
         o    City, state and date application was signed must be completed.
         o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
         o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. We must consent to any premium that would result in more than $5 million total premium held with us for the same Annuitant or Owner ($1 million for policies issued prior to June 1, 2006).

Initial Premium
---------------
o    The only premium required. All others are optional.
o Must be at least $10,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums
-------------------
o Must be at least $250; $50 if payments are established as electronic funds transfer. We have the right to change these premium requirements.
o Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums
         You may allocate your premiums among the variable investment options. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us.

o        "Right to Examine" Period Allocations
         If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

Form 6151 NLVA                        -14-

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o        Transfers among investment options.
o        Change of premium allocations.
How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.
Telephone Transaction Rules:
o Must be received by the times listed in this prospectus' TRANSFERS section "Transfer Rules" on a day the New York Stock Exchange ("NYSE") is open; if later, the transaction will be processed the next day the NYSE is open.
o        Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o        May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Form 6151 NLVA                        -15-

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
       -   Income Tax
       -   Penalty Tax

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan

Form 6151 NLVA                        -16-
payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

A death benefit is payable upon:
       -    Your Policy being in force;
       -    Receipt of Due Proof of Death of the first Owner to die;
       -    Election of an annuity income option; and
       - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

o        Death Benefit Upon Owner's Death
         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         Until we receive Due Proof of Death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive Due Proof of Death and instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary.

         The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes; or
          -    adjusted guaranteed death benefit premiums.

         For policies issued on or after June 1, 2006, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes.

         We define adjusted guaranteed death benefit premiums as total premiums paid into the policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the policy. To calculate the adjustment amount for the first withdrawal made under the policy, we determine the percentage by which the withdrawal reduces the policy value. For example, a $10,000 withdrawal from a policy with a $100,000 value is a 10% reduction in policy value. This percentage is calculated by dividing the amount of the withdrawal by the policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

Form 6151 NLVA                        -17-

         To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o        IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules applicable to tax-qualified Policies is included in Appendix B of this prospectus.

o        Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      - - -               - - -                     Policy beneficiary receives the death benefit.
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      There is no         the beneficiary is the    surviving spouse may elect to become the
                      surviving joint     Policy Owner's surviving  Policy Owner and continue the Policy, or may
                      Policy Owner who is spouse, unless the spouse have the Policy end and receive the death
                      the deceased        is the surviving joint    benefit.
                      Owner's spouse      Policy Owner
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         a Policy Owner is   there is no named         the Policy continues with the Policy Owner as
                      living              contingent or joint       the Policy Annuitant unless the Owner names a
                                          Annuitant                 new Annuitant.
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         the Policy Owner    - - -                     the Annuitant's death is treated as a Policy
                      is a non-person                               Owner's death.
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         a Policy Owner is   the contingent or joint   contingent Annuitant becomes the Annuitant,
                      living              Annuitant is living       and the Policy continues.
--------------------- ------------------- ------------------------- ------------------------------------------------

                                      If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
--------------------- ------------------- -------------------------------------------------------------------------
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      there is a living   surviving Policy Owner remains as Owner for purposes of distributing any
                      joint Owner, and    remaining Policy proceeds pursuant to the annuity income option then in
                      the Annuitant is    effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      living              surviving Owner receives the proceeds.  If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      there is no         Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving joint     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner, and          in effect.  If the annuity benefit payee was the Owner, then the Policy
                      the Annuitant is    beneficiary receives the proceeds.  If the payee is other than the
                      living              Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Annuitant         any Policy Owner    Policy Owner (or other named payee) receives distribution of any
                      is living           remaining Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ------------------- --------------------------------------------------------------------------
the Annuitant         the Annuitant is    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      also the Policy     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner               in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the
                                          Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------

Form 6151 NLVA                        -18-

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
- require investments to be allocated to our general account, so are not variable.
-   may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

Form 6151 NLVA                        -19-

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.


FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o        Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio

Form 6151 NLVA                        -20-
of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan

         The Policy is designed for use with various qualified plans including:
          o    Individual Retirement Annuities (IRAs), Code Section 408(b);
          o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
          o    Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
               Section 408(p); and
          o    Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

Form 6151 NLVA                        -21-

MISCELLANEOUS
--------------------------------------------------------------------------------

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI(R) Mutual Holding Company ("UNIFI(R)"), a Nebraska mutual insurance holding company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a majority-owned subsidiary of Ameritas Life is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

         LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Form 6151 NLVA                        -22-

APPENDIX A:  Accumulation Unit Values

         The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. NLVA 6151 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6151. The financial statements for the Subaccounts of the Separate Account can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)


---------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                      NLVA 6151        Number (#) of
                                                                                      AUV ($) at     Accumulation Units
                                                                 Value ($) at        End of Year       At End of Year
Subaccount (date Subaccount was added to the Policy)   Year        Inception        (December 31)      (December 31)
---------------------------------------------------- --------- ------------------ ------------------ -------------------
CLASSIC PROFUNDS VP
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Bull  (4-13-2005)                           2005                 26.72             28.221              19,017
                                                       2006                                   31.789              45,737
                                                       2007                                   32.622              21,372
                                                       2008                                   20.152              58,506
                                                       2009                                   24.833              24,136
                                                       2010                                   27.707             110,419
                                                       2011                                   27.452              96,162
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Dow 30  (5-1-2006)                          2006                 30.00             34.158              20,527
                                                       2007                                   38.231               7,922
                                                       2008                                   23.811               1,765
                                                       2009                                   24.274               7,198
                                                       2010                                   26.684               2,141
                                                       2011                                   27.756                 293
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Europe 30  (4-13-2005)                      2005                 27.52             27.896                 207
                                                       2006                                   32.488              30,515
                                                       2007                                   36.890              33,583
                                                       2008                                   20.471               1,345
                                                       2009                                   26.841                 837
                                                       2010                                   27.300               2,471
                                                       2011                                   24.652               2,505
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Pro-Fund VP Mid-Cap Value  (4-13-2005)                 2005                 33.88             34.645              14,013
                                                       2006                                   38.559               6,505
                                                       2007                                   38.583                 866
                                                       2008                                   24.358               2,648
                                                       2009                                   31.593                 337
                                                       2010                                   37.713                 641
                                                       2011                                   35.905                 103
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP NASDAQ-100  (4-13-2005)                     2005                 14.78             14.984              40,009
                                                       2006                                   15.662              61,857
                                                       2007                                   18.256              15,006
                                                       2008                                   10.407                 140
                                                       2009                                   15.676              10,211
                                                       2010                                   18.371                 540
                                                       2011                                   18.467                 717
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Pro-Fund VP Small-Cap  (4-13-2005)                     2005                 33.09             36.779              11,363
                                                       2006                                   41.829               8,293
                                                       2007                                   40.533                 264
                                                       2008                                   25.944                 349
                                                       2009                                   32.416               3,190
                                                       2010                                   27.904               1,380
                                                       2011                                   26.310                 580
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Pro-Fund VP Small-Cap Value  (4-13-2005)               2005                 31.93             32.800              13,386
                                                       2006                                   38.173               2,435
                                                       2007                                   35.098                 886
                                                       2008                                   24.110                 723
                                                       2009                                   28.776                  38
                                                       2010                                   34.826                 398
                                                       2011                                   33.091                  31
---------------------------------------------------- --------- ------------------ ------------------ -------------------

Form 6151 NLVA                       -A:1-              Accumulation Unit Values

---------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                      NLVA 6151        Number (#) of
                                                                                      AUV ($) at     Accumulation Units
                                                                 Value ($) at        End of Year       At End of Year
Subaccount (date Subaccount was added to the Policy)   Year        Inception        (December 31)      (December 31)
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ULTRA PROFUNDS VP
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Pro-Fund VP UltraBull  (4-13-2005)                     2005                 21.27             20.619                  98
                                                       2006                                   25.147               5,976
                                                       2007                                   25.134              71,811
                                                       2008                                    8.121              11,026
                                                       2009                                   11.639              10,467
                                                       2010                                   14.092                 849
                                                       2011                                   13.292               2,527
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Pro-Fund VP UltraMid-Cap  (4-13-2005)                  2005                 33.39             37.858                 154
                                                       2006                                   41.512                  44
                                                       2007                                   43.596                 141
                                                       2008                                   14.053               1,689
                                                       2009                                   23.089               3,548
                                                       2010                                   34.254               3,347
                                                       2011                                   29.316                 762
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Pro-Fund VP UltraNASDAQ-100  (4-13-2005)               2005                  2.46              2.956             110,287
                                                       2006                                   43.695               2,034
                                                       2007                                   55.637              13,543
                                                       2008                                    7.289              25,438
                                                       2009                                   15.845               7,717
                                                       2010                                   21.594               8,492
                                                       2011                                   21.146               5,412
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Pro-Fund VP UltraSmall-Cap  (4-13-2005)                2005                 25.88             30.635                 658
                                                       2006                                   38.256               1,278
                                                       2007                                   32.917               7,657
                                                       2008                                   11.031               8,165
                                                       2009                                   15.327               9,680
                                                       2010                                   22.550               4,002
                                                       2011                                   18.140               1,200
---------------------------------------------------- --------- ------------------ ------------------ -------------------
INVERSE PROFUNDS VP
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Bear  (4-13-2005)                           2005                 29.55             28.103              59,086
                                                       2006                                   25.771               5,920
                                                       2007                                   25.840                 820
                                                       2008                                   34.416               2,889
                                                       2009                                   24.603              43,244
                                                       2010                                   20.043               6,010
                                                       2011                                   18.100               1,947
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Short Dow 30  (5-1-2006)                    2006                 30.00             28.064                 219
                                                       2007                                   27.357                  93
                                                       2008                                   31.840                   0
                                                       2009                                   23.578                 577
                                                       2010                                    6.150                   0
                                                       2011                                    5.299               3,263
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Short NASDAQ-100  (4-13-2005)               2005                 20.44             18.481              17,318
                                                       2006                                   18.066               7,955
                                                       2007                                   16.022              10,417
                                                       2008                                   23.526              20,272
                                                       2009                                   13.835              15,723
                                                       2010                                   10.807              22,809
                                                       2011                                    9.588               4,617
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Short Small-Cap  (4-13-2005)                2005                 18.40             16.620                   0
                                                       2006                                   14.566               5,273
                                                       2007                                   15.185              20,065
                                                       2008                                   17.720                   0
                                                       2009                                   11.897               7,257
                                                       2010                                    8.470                   0
                                                       2011                                    7.642               5,386
---------------------------------------------------- --------- ------------------ ------------------ -------------------

Form 6151 NLVA                       -A:2-              Accumulation Unit Values

---------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                      NLVA 6151        Number (#) of
                                                                                      AUV ($) at     Accumulation Units
                                                                 Value ($) at        End of Year       At End of Year
Subaccount (date Subaccount was added to the Policy)   Year        Inception        (December 31)      (December 31)
---------------------------------------------------- --------- ------------------ ------------------ -------------------
SECTOR PROFUNDS VP
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Oil & Gas  (4-13-2005)                      2005                 41.54             47.888                 646
                                                       2006                                   57.251               7,065
                                                       2007                                   75.162               5,476
                                                       2008                                   46.965               5,038
                                                       2009                                   53.760               5,413
                                                       2010                                   62.743               3,827
                                                       2011                                   63.580               1,925
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Precious Metals  (4-13-2005)                2005                 29.62             41.116                 695
                                                       2006                                   43.749              10,039
                                                       2007                                   53.094              30,790
                                                       2008                                   36.433              13,938
                                                       2009                                   48.863              24,551
                                                       2010                                   64.373              12,175
                                                       2011                                   51.540              12,562
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Real Estate  (4-13-2005)                    2005                 46.95             53.379                  31
                                                       2006                                   70.088               5,846
                                                       2007                                   55.835               3,043
                                                       2008                                   32.505                 236
                                                       2009                                   41.200                 277
                                                       2010                                   50.912               1,358
                                                       2011                                   52.854               1,549
---------------------------------------------------- --------- ------------------ ------------------ -------------------
NON-EQUITY PROFUNDS VP
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP Rising Rates Opportunity                    2005                 19.99             19.097             113,830
(04-13-2005)                                           2006                                   20.848               8,742
                                                       2007                                   18.479                 965
                                                       2008                                   10.870                   0
                                                       2009                                   14.255               1,617
                                                       2010                                   12.000                   0
                                                       2011                                    7.500                   0
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ProFund VP U.S. Government Plus  (4-13-2005)           2005                 31.64             32.744               8,112
                                                       2006                                   30.977               4,786
                                                       2007                                   33.803              28,719
                                                       2008                                   50.160                 933
                                                       2009                                   33.495               4,849
                                                       2010                                   36.550              13,159
                                                       2011                                   51.986               1,220
---------------------------------------------------- --------- ------------------ ------------------ -------------------
ACCESS VP HIGH YIELD FUND(SM)
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Access VP High Yield Fund(SM)  (5-02-2005)             2005                 30.00             30.940                   0
                                                       2006                                   31.743               1,284
                                                       2007                                   28.916                 851
                                                       2008                                   27.046                 783
                                                       2009                                   27.923                 803
                                                       2010                                   32.209                 180
                                                       2011                                   32.799                 180
---------------------------------------------------- --------- ------------------ ------------------ -------------------
PROFUND VP MONEY MARKET
---------------------------------------------------- --------- ------------------ ------------------ -------------------
Profound VP Money Market  (4-13-2005)                  2005                  1.00              1.007           4,935,612
                                                       2006                                    1.036          15,408,022
                                                       2007                                    1.065          10,708,522
                                                       2008                                    1.064           9,449,745
                                                       2009                                    1.055           6,142,228
                                                       2010                                    1.046           6,045,193
                                                       2011                                    1.037           5,595,656
---------------------------------------------------- --------- ------------------ ------------------ -------------------

Form 6151 NLVA                       -A:3-              Accumulation Unit Values

APPENDIX B:  Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------

-------------------------------------------- -----------------------------------
DISCLOSURE SUMMARY                           For annuity policies issued as a:
                                                 |   Regular IRA
AMERITAS LIFE INSURANCE CORP.                    |   SEP IRA
                                                 |   SIMPLE IRA
                                                 |   Roth IRA
-------------------------------------------- -----------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at: Ameritas Life Insurance Corp., P.O. Box 81889, Lincoln NE 68501, Telephone 1-800-255-9678.

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.
--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW
---------------------

This disclosure is applicable when our variable annuity policy is used for a Regular IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
-----------
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70
1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an "IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit $5,000 in 2012, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits are required to be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Ameritas Life Insurance Corp.        -B:1-         Tax-Qualified Plan Disclosure

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits as follows:

               Married Filing Jointly     Single/Head of Household
          -----------------------------   ------------------------
          Year          AGI                     AGI
          ----
          2010     $89,000 - $ 109,000     $56,000 - $66,000
          2011     $90,000 - $ 110,000     $56,000 - $66,000
          2012     $92,000 - $ 112,000     $58,000 - $68,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $173,000; the deductible contribution for you is phased out between $173,000 and $183,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular
IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS; (9) as a qualified reservist and distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial adviser may calculate the amount of your minimum distribution each year to make sure this requirement is met, coordinating it with other IRAs you may own. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or
2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would

Ameritas Life Insurance Corp.        -B:2-         Tax-Qualified Plan Disclosure
have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary'slife expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Regular IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE
IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Regular IRAs.

SIMPLE IRA
----------

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Regular IRAs.

ROTH IRA
--------

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Ameritas Life Insurance Corp.        -B:3-         Tax-Qualified Plan Disclosure

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2012. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits are required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA respectfully, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $110,000. Your ability to contribute to your Roth IRA is phased out at $125,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $173,000. Your ability to contribute to your Roth IRA is phased out at $183,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Ameritas Life Insurance Corp.        -B:4-         Tax-Qualified Plan Disclosure

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a Regular IRA or to "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth
IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax-Qualified Plan Disclosure

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 P.O. BOX 81889
                                Lincoln NE 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                           e-mail: direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information dated May 1, 2012, contains other information about the Separate Account and Ameritas Life plus contains more details concerning the disclosures of this prospectus.

       For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type in ("333-122109"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                             Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              4
Service Marks and Copyright
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(c) 2012 Ameritas Life Insurance Corp.

                      [Ameritas Life Insurance Corp. Logo]
                                 A UNIFI Company

Form 6151 NLVA                  Last Page             Registration No. 811-07661

Statement of Additional Information:  May 1, 2012
to accompany Policy Prospectus dated:  May 1, 2012

                                            [Ameritas Life Insurance Corp. Logo]
Ameritas Advisor Select
No Load Variable Annuity(R)
Policy Form 6151

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         TABLE OF CONTENTS                        Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

Other Information..................................4
Service Marks and Copyright
Licensing Agreement
Financial Statements

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                        GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas Life"). We are engaged in the business of issuring life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI(R) Mutual Holding Company ("UNIFI(R)"), a Nebraska mutual insurance holding company. "UNIFI(R) Companies" is a marketing name for the subsidiaries of UNIFI(R). The UNIFI(R) Companies are a diversified family of financial services businesses. For a complete list of the UNIFI(R) Companies and their products and services, visit the UNIFI(R) Companies' website at unificompanies.com. Each UNIFI(R) Company is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Policy 6151 NLVA                SAI: 1       Statement of Additional Information

Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). For 2009 and 2010, these services were provided under the UNIFI(R) companies' General Administrative Services Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Ameritas Life separate accounts were provided directly by Ameritas Life. Therefore, Ameritas Life made no payments for administrative services provided by affiliated companies in 2011, and no amounts are reported for 2011 in the chart below. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Ameritas Life for Ameritas Life commissioned variable annuities, Ameritas Life paid the following amounts to the listed affiliates in the last three years:


                                                --------------------------------
AFFILIATE*:                              YEAR:     2009       2010       2011
----------------------------------------------- ---------- ---------- ----------
The Union Central Life Insurance Company         $424,732   $607,574        $0
----------------------------------------------- ---------- ---------- ----------
Acacia Life Insurance Company                     $55,937    $23,487        $0
----------------------------------------------- --------------------------------
*Each affiliate listed became a wholly owned subsidiary of Ameritas Life in 2009.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                                       --------------- --------------- ---------------
                                                                YEAR:       2009            2010            2011
---------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission we paid to AIC that were paid to other         $49,209         $35,633         $78,024
broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission earned and kept by AIC.                           None            None            None
---------------------------------------------------------------------- --------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter             $52,781         $69,136        $249,787
services.
---------------------------------------------------------------------- --------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

Policy 6151 NLVA                SAI: 2       Statement of Additional Information

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                    -----
                                     cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Policy 6151 NLVA                SAI: 3       Statement of Additional Information

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number" then type in "333-122109") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-942-8090 for details and public hours.)

                           SERVICE MARKS AND COPYRIGHT

"Ameritas," "Ameritas Advisor Select No Load Variable Annuity" and the bison symbol are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED

Policy 6151 NLVA                SAI: 4       Statement of Additional Information

THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Policy 6151 NLVA                SAI: 5       Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2011 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2011, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 20, 2012

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                                SEPARATE ACCOUNT LLVA
                                                ---------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Balanced Portfolio (Balanced) -
      770,398.806 shares at $1.749 per share (cost $1,301,421)                         $ 1,347,428
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      21,615.051 shares at $31.66 per share (cost $614,528)                                684,333
    Calvert VP SRI Equity Portfolio (Social Equity) -
      36,630.737 shares at $19.09 per share (cost $668,093)                                699,281
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      11,595.619 shares at $42.78 per share (cost $431,333)                                496,061
    Calvert VP SRI Strategic Portfolio (Core Strategies) -
      163,244.633 shares at $15.71 per share (cost $2,700,174)                           2,564,573
  DWS Investments VIT Funds (Scudder):
  ------------------------------------
    DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
      14,432.122 shares at $11.77 per share (cost $164,198)                                169,866
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
      216,030.289 shares at $11.36 per share (cost $2,336,822)                           2,454,104
    DWS Global Thematic VIP Portfolio, Class A (Thematic) -
      8,386.683 shares at $7.90 per share (cost $70,526)                                    66,255
  DWS Variable Series I (Scudder):
  --------------------------------
    DWS Capital Growth VIP Portfolio, Class A (Growth) -
      6,819.489 shares at $18.58 per share (cost $141,833)                                 126,706
  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
      176,827.048 shares at $13.63 per share (cost $3,036,204)                           2,410,153
    Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
      1,566,534.292 shares at $12.97 per share (cost $20,078,822)                       20,317,950
    Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
      107,389.440 shares at $18.69 per share (cost $2,266,116)                           2,007,109
    Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
      92,458.945 shares at $36.89 per share (cost $3,271,447)                            3,410,810
    Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
      1,109,700.270 shares at $5.39 per share (cost $6,206,111)                          5,981,284
    Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
      114,511.756 shares at $5.36 per share (cost $607,320)                                613,783
    Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
      639,132.887 shares at $23.02 per share (cost $16,137,576)                         14,712,839
    Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
      80,470.241 shares at $22.95 per share (cost $2,020,540)                            1,846,792

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                                SEPARATE ACCOUNT LLVA
                                                ---------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity), continued:
  -----------------------------------------------------------
    Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
      317,306.822 shares at $29.08 per share (cost $9,039,345)                         $ 9,227,282
    Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
      37,661.986 shares at $28.93 per share (cost $1,125,014)                            1,089,561
    Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
      536,942.120 shares at $11.15 per share (cost $6,213,786)                           5,986,905
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco V.I. Dividend Growth Fund Portfolio, Series I (Dividend) -
      2,808.989 shares at $14.04 per share (cost $42,386)                                   39,438
    Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
      3,452.919 shares at $17.37 per share (cost $59,774)                                   59,977
    Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
      8,077.416 shares at $15.16 per share (cost $118,947)                                 122,454
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
      83,906.551 shares at $26.37 per share (cost $2,330,141)                            2,212,616
    Invesco V.I. Leisure Fund Portfolio, Series I (Leisure) -
      9,361.048 shares at $7.60 per share (cost $69,269)                                    71,144
  Janus Aspen Series (Janus):
  ---------------------------
    Janus Portfolio, Institutional Shares (Growth) -
      1,853.589 shares at $22.84 per share (cost $35,887)                                   42,336
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
      20,644.214 shares at $10.49 per share (cost $204,665)                                216,558
    Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
      6,708.854 shares at $18.57 per share (cost $115,822)                                 124,583
    Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
      15,805.084 shares at $10.79 per share (cost $179,572)                                170,537
    Neuberger Berman AMT Partners Portfolio, Class I (Partners) -
      96,428.222 shares at $9.99 per share (cost $1,141,030)                               963,318
    Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
      9,349.493 shares at $14.26 per share (cost $133,154)                                 133,324
  Rydex Variable Trust/SGI (Rydex):
  ---------------------------------
    Rydex Nova Fund Portfolio (Nova) -
      6,822.999 shares at $72.33 per share (cost $485,910)                                 493,508
    Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
      96,041.746 shares at $19.32 per share (cost $1,832,891)                            1,855,527
    Rydex Precious Metals Fund Portfolio (Precious Metals) -
      412,250.063 shares at $14.43 per share (cost $6,632,361)                           5,948,768

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                                SEPARATE ACCOUNT LLVA
                                                ---------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Rydex Variable Trust/SGI (Rydex), continued:
  --------------------------------------------
    Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
      47,857.729 shares at $31.98 per share (cost $1,647,386)                          $ 1,530,490
    Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
      78,022.771 shares at $19.72 per share (cost $1,296,707)                            1,538,609
    Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
      38,405.802 shares at $10.62 per share (cost $436,217)                                407,870
    Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
      19,332.611 shares at $9.85 per share (cost $239,152)                                 190,426
    Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
      22,696.259 shares at $26.74 per share (cost $691,668)                                606,898
    Rydex/SGI U.S. Long Short Momentum Fund Portfolio (Sector Rotation) -
      71,807.470 shares at $11.96 per share (cost $911,384)                                858,817
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      366,542.302 shares at $11.42 per share (cost $6,469,747)                           4,185,913
  Vanguard Variable Insurance Fund (Vanguard):
  --------------------------------------------
    Vanguard Money Market Portfolio (Money Market) -
      29,982,166.910 shares at $1.00 per share (cost $29,982,167)                       29,982,167
    Vanguard Equity Index Portfolio (Equity Index) -
      787,812.674 shares at $22.85 per share (cost $18,967,422)                         18,001,520
    Vanguard Total Bond Market Index Portfolio (Total Bond) -
      2,118,381.188 shares at $12.43 per share (cost $24,413,496)                       26,331,478
    Vanguard REIT Index Portfolio (REIT Index) -
      1,291,557.894 shares at $10.90 per share (cost $15,797,773)                       14,077,981
    Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
      943,037.428 shares at $14.49 per share (cost $14,124,020)
        Contracts in Accumulation                                    $   13,589,890
        Contracts in Payout                                                  74,722
                                                                     --------------
         Total                                                                          13,664,612
    Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
      437,531.263 shares at $23.63 per share (cost $10,625,888)
        Contracts in Accumulation                                    $   10,268,427
        Contracts in Payout                                                  70,437
                                                                     --------------
         Total                                                                          10,338,864
    Vanguard Equity Income Portfolio (Equity Income) -
      943,978.980 shares at $15.93 per share (cost $14,663,557)                         15,037,585
    Vanguard Growth Portfolio (Growth) -
      394,924.290 shares at $12.99 per share (cost $4,824,229)                           5,130,067

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                                SEPARATE ACCOUNT LLVA
                                                ---------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Vanguard Variable Insurance Fund (Vanguard), continued:
  -------------------------------------------------------
    Vanguard High Yield Bond Portfolio (High Yield Bond) -
      925,706.538 shares at $7.72 per share (cost $6,827,435)                          $ 7,146,454
    Vanguard Balanced Portfolio (Balanced) -
      620,469.095 shares at $18.90 per share (cost $11,232,729)                         11,726,866
    Vanguard International Portfolio (International) -
      1,539,064.299 shares at $15.58 per share (cost $27,195,061)
        Contracts in Accumulation                                    $   23,890,681
        Contracts in Payout                                                  87,941
                                                                     --------------
         Total                                                                          23,978,622
    Vanguard Diversified Value Portfolio (Diversified) -
      1,188,313.034 shares at $12.57 per share (cost $15,076,668)                       14,937,095
    Vanguard Small Company Growth Portfolio (Small Company Growth) -
      647,273.504 shares at $17.89 per share (cost $10,105,404)                         11,579,723
  Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
  -----------------------------------------------------------
    Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
      18,285.728 shares at $21.37 per share (cost $330,023)                                390,766
    Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
      12,607.581 shares at $17.38 per share (cost $237,358)                                219,120
  ProFunds VP (ProFunds):
  -----------------------
    ProFund VP Bull Portfolio (Bull) -
      101,845.930 shares at $25.92 per share (cost $2,527,362)                           2,639,847
    ProFund VP Europe 30 Portfolio (Europe) -
      3,214.583 shares at $19.21 per share (cost $64,055)                                   61,752
    ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
      147.790 shares at $24.95 per share (cost $3,571)                                       3,687
    ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
      677.574 shares at $19.53 per share (cost $13,328)                                     13,233
    ProFund VP Small-Cap Portfolio (Small-Cap) -
      578.586 shares at $26.36 per share (cost $14,628)                                     15,252
    ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
      39.598 shares at $26.18 per share (cost $1,033)                                        1,037
    ProFund VP Dow 30 Portfolio (Classic Dow) -
      292.025 shares at $27.81 per share (cost $7,798)                                       8,121
  Inverse ProFunds VP (ProFunds):
  -------------------------------
    ProFund VP Bear Portfolio (Bear) -
      1,898.601 shares at $18.56 per share (cost $35,119)                                   35,238
    ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
      5,232.240 shares at $8.46 per share (cost $44,305)                                    44,265

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                                SEPARATE ACCOUNT LLVA
                                                ---------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Inverse ProFunds VP (ProFunds), continued:
  ------------------------------------------
    ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
      5,344.973 shares at $7.70 per share (cost $40,742)                               $    41,156
    ProFund VP Short Dow 30 Portfolio (Short Dow) -
      3,238.649 shares at $5.34 per share (cost $17,190)                                    17,294
  Ultra ProFunds VP (ProFunds):
  -----------------------------
    ProFund VP UltraMid-Cap Portfolio (UltraMid) -
      941.978 shares at $23.73 per share (cost $20,829)                                     22,353
    ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
      5,320.470 shares at $21.51 per share (cost $109,672)                                 114,443
    ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
      2,113.837 shares at $10.30 per share (cost $20,425)                                   21,773
    ProFund VP UltraBull Portfolio (UltraBull) -
      3,226.552 shares at $10.41 per share (cost $31,503)                                   33,588
  Non-Equity ProFunds VP (ProFunds):
  ----------------------------------
    ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
      2,257.642 shares at $28.09 per share (cost $60,934)                                   63,417
    ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
      0.000 shares at $7.50 per share (cost $0)                                               ----
  Sector ProFunds VP (ProFunds):
  ------------------------------
    ProFund VP Oil & Gas Portfolio (Oil & Gas) -
      2,577.324 shares at $47.48 per share (cost $123,512)                                 122,371
    ProFund VP Precious Metals Portfolio (Precious Metals) -
      14,578.802 shares at $44.41 per share (cost $722,895)                                647,445
    ProFund VP Real Estate Portfolio (Real Estate) -
      1,810.950 shares at $45.22 per share (cost $75,797)                                   81,891
  Access VP High Yield Fund (ProFunds):
  -------------------------------------
    Access VP High Yield Fund Portfolio (High Yield) -
      224.477 shares at $26.31 per share (cost $5,873)                                       5,906
  ProFund VP Money Market (ProFunds):
  -----------------------------------
    ProFund VP Money Market Portfolio (Money Market) -
      5,800,671.100 shares at $1.00 per share (cost $5,800,671)                          5,800,671
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO CommodityRealReturn Strategy Portfolio,
     Administrative Class (Commodity) -
      1,234,512.298 shares at $7.20 per share (cost $11,481,470)                         8,888,489
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      2,135,214.247 shares at $11.02 per share (cost $23,753,687)                       23,530,061


The accompanying notes are an integral part of these financial statements.

                                      FS-6

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                                SEPARATE ACCOUNT LLVA
                                                ---------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
      94,070.362 shares at $13.50 per share (cost $1,249,150)                          $ 1,269,950
    American Century VP International Fund Portfolio, Class I (International) -
      182,357.788 shares at $7.43 per share (cost $1,486,439)                            1,354,918
  Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
  --------------------------------------------------------------------------
    Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
      465,759.281 shares at $18.15 per share (cost $8,508,350)                           8,453,531
  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
      58,522.857 shares at $26.08 per share (cost $1,472,625)                            1,526,276
    MFS Research International Series Portfolio, Initial Class (Research) -
      16,999.661 shares at $10.86 per share (cost $185,226)                                184,616
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP Natural Resources Portfolio (Natural Res) -
      57,852.913 shares at $49.84 per share (cost $2,905,451)                            2,883,389
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      2,464.529 shares at $64.22 per share (cost $131,309)                                 158,272
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      1,685.778 shares at $76.32 per share (cost $124,428)                                 128,659
    Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
      9,969.269 shares at $63.54 per share (cost $701,215)                                 633,447
    Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
      4,677.532 shares at $66.38 per share (cost $296,803)                                 310,495
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
      677,875.580 shares at $11.39 per share (cost $6,755,287)                           7,721,003
  The Universal Institutional Funds, Inc. (Morgan Stanley):
  ---------------------------------------------------------
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      440,505.860 shares at $12.53 per share (cost $5,870,352)                           5,519,538
  DFA Investment Dimensions Group Inc. (DFA):
  -------------------------------------------
    VA Global Bond Portfolio (Bond) -
      181,945.595 shares at $10.70 per share (cost $1,998,621)                           1,946,818
    VA International Small Portfolio (Small) -
      154,175.347 shares at $8.90 per share (cost $1,673,276)                            1,372,161
    VA International Value Portfolio (Value) -
      294,849.866 shares at $9.81 per share (cost $3,573,178)                            2,892,477
    VA Short-Term Fixed Portfolio (Fixed) -
      522,215.956 shares at $10.18 per share (cost $5,347,539)                           5,316,158

The accompanying notes are an integral part of these financial statements.

                                      FS-7

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                                SEPARATE ACCOUNT LLVA
                                                ---------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  DFA Investment Dimensions Group Inc. (DFA), continued:
  ------------------------------------------------------
    VA U.S. Large Value Portfolio (Large) -
      67,381.059 shares at $14.32 per share (cost $1,040,252)                          $   964,897
    VA U.S. Targeted Value Portfolio (Targeted) -
      96,615.210 shares at $11.04 per share (cost $1,084,073)                            1,066,632
                                                                                     --------------

  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                      $386,445,633
                                                                                     ==============

The accompanying notes are an integral part of these financial statements.

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          Calvert
                                                                                ------------------------------

                                                                                   Balanced
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      17,716
 Mortality and expense risk charge                                                     (8,720)
                                                                                --------------
Net investment income(loss)                                                             8,996
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        30,453
                                                                                --------------
Net realized gain(loss)                                                                30,453
                                                                                --------------

Change in unrealized appreciation/depreciation                                         27,064
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      66,513
                                                                                ==============

                                                                                          Balanced
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $       8,996   $       6,766
 Net realized gain(loss)                                                               30,453         (12,243)
 Net change in unrealized appreciation/depreciation                                    27,064          98,268
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       66,513          92,791
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                   12,301          11,239
 Subaccounts transfers (including fixed account), net                                (253,125)        654,989
 Transfers for policyowner benefits and terminations                                  (47,125)        (79,701)
 Policyowner maintenance charges                                                         (468)           (477)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                 (288,417)        586,050
                                                                                --------------  --------------

Total increase(decrease) in net assets                                               (221,904)        678,841
Net assets at beginning of period                                                   1,569,332         890,491
                                                                                --------------  --------------
Net assets at end of period                                                     $   1,347,428   $   1,569,332
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                       Calvert
--------------------------------------------------------------------------------------------------------------------

    Mid Cap                              Social Equity                             Small Cap
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $          ----                         $          ----
         (4,425)                                 (4,791)                                 (3,127)
----------------                        ----------------                        ----------------
         (4,425)                                 (4,791)                                 (3,127)
----------------                        ----------------                        ----------------


         42,230                                    ----                                    ----
         21,659                                  25,848                                   3,672
----------------                        ----------------                        ----------------
         63,889                                  25,848                                   3,672
----------------                        ----------------                        ----------------

        (38,587)                                (28,918)                                (14,622)
----------------                        ----------------                        ----------------


$        20,877                         $        (7,861)                        $       (14,077)
================                        ================                        ================

              Mid Cap                               Social Equity                            Small Cap
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (4,425)    $        (3,808)    $        (4,791)    $        (3,987)    $        (3,127)    $        (1,905)
         63,889                (657)             25,848              (4,285)              3,672             (13,461)
        (38,587)            182,856             (28,918)            127,478             (14,622)            116,901
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         20,877             178,391              (7,861)            119,206             (14,077)            101,535
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----               1,200              15,700                  75                ----
        (27,459)             (9,061)             15,038              (4,503)             15,446              (7,869)
        (60,353)            (12,629)           (131,389)            (20,073)             (1,987)             (1,338)
           (300)               (299)               (151)               (157)               (114)                (54)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (88,112)            (21,989)           (115,302)             (9,033)             13,420              (9,261)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (67,235)            156,402            (123,163)            110,173                (657)             92,274
        751,568             595,166             822,444             712,271             496,718             404,444
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       684,333     $       751,568     $       699,281     $       822,444     $       496,061     $       496,718
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           Calvert
                                                                                ------------------------------
                                                                                     Core
                                                                                  Strategies
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      13,956
 Mortality and expense risk charge                                                    (22,481)
                                                                                --------------
Net investment income(loss)                                                            (8,525)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                       364,818
                                                                                --------------
Net realized gain(loss)                                                               364,818
                                                                                --------------

Change in unrealized appreciation/depreciation                                       (679,535)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $    (323,242)
                                                                                ==============

                                                                                       Core Strategies
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      (8,525)  $        (907)
 Net realized gain(loss)                                                              364,818          21,235
 Net change in unrealized appreciation/depreciation                                  (679,535)        405,223
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                     (323,242)        425,551
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                1,584,589         902,810
 Subaccounts transfers (including fixed account), net                              (2,770,473)      1,302,721
 Transfers for policyowner benefits and terminations                                 (105,044)       (183,862)
 Policyowner maintenance charges                                                      (26,153)        (17,724)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                               (1,317,081)      2,003,945
                                                                                --------------  --------------

Total increase(decrease) in net assets                                             (1,640,323)      2,429,496
Net assets at beginning of period                                                   4,204,896       1,775,400
                                                                                --------------  --------------
Net assets at end of period                                                     $   2,564,573   $   4,204,896
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Scudder
--------------------------------------------------------------------------------------------------------------------
                                              Small
    Small Cap                               Mid Value                               Thematic
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         1,330                         $        23,610                         $         1,875
           (924)                                (14,634)                                 (1,471)
----------------                        ----------------                        ----------------
            406                                   8,976                                     404
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
            281                                  93,718                                 (11,536)
----------------                        ----------------                        ----------------
            281                                  93,718                                 (11,536)
----------------                        ----------------                        ----------------

         (8,571)                               (347,732)                                (35,294)
----------------                        ----------------                        ----------------


$        (7,884)                        $      (245,038)                        $       (46,426)
================                        ================                        ================

             Small Cap                             Small Mid Value                            Thematic
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           406     $           808     $         8,976     $        23,024     $           404     $         2,012
            281              (9,321)             93,718             272,351             (11,536)             18,621
         (8,571)             36,828            (347,732)             58,214             (35,294)              2,315
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (7,884)             28,315            (245,038)            353,589             (46,426)             22,948
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


            753               2,134             468,812             207,418                ----               1,436
         21,485              (2,449)            240,139            (601,499)           (215,221)            (66,872)
         (2,535)               ----             (81,876)           (144,593)             (6,609)            (39,342)
           (147)               (154)             (3,541)             (2,950)                (74)                (63)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         19,556                (469)            623,534            (541,624)           (221,904)           (104,841)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         11,672              27,846             378,496            (188,035)           (268,330)            (81,893)
        158,194             130,348           2,075,608           2,263,643             334,585             416,478
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       169,866     $       158,194     $     2,454,104     $     2,075,608     $        66,255     $       334,585
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           Scudder
                                                                                ------------------------------

                                                                                    Growth
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                       (661)
                                                                                --------------
Net investment income(loss)                                                              (661)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        (5,329)
                                                                                --------------
Net realized gain(loss)                                                                (5,329)
                                                                                --------------

Change in unrealized appreciation/depreciation                                        (15,127)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (21,117)
                                                                                ==============

                                                                                            Growth
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $        (661)  $        ----
 Net realized gain(loss)                                                               (5,329)           ----
 Net change in unrealized appreciation/depreciation                                   (15,127)           ----
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (21,117)           ----
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                 155,127            ----
 Transfers for policyowner benefits and terminations                                   (7,288)           ----
 Policyowner maintenance charges                                                          (16)           ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  147,823            ----
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                126,706            ----
Net assets at beginning of period                                                        ----            ----
                                                                                --------------  --------------
Net assets at end of period                                                     $     126,706   $        ----
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                           Inv. Grade                            Equity Income
  Overseas IC                               Bond IC                                   IC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        40,464                         $       649,035                         $        54,744
        (17,810)                               (101,364)                                (12,512)
----------------                        ----------------                        ----------------
         22,654                                 547,671                                  42,232
----------------                        ----------------                        ----------------


          5,859                                 454,895                                    ----
        (59,832)                                 61,620                                 (63,414)
----------------                        ----------------                        ----------------
        (53,973)                                516,515                                 (63,414)
----------------                        ----------------                        ----------------

       (497,764)                                 16,230                                  33,990
----------------                        ----------------                        ----------------


$      (529,083)                        $     1,080,416                         $        12,808
================                        ================                        ================

             Overseas IC                         Inv. Grade Bond IC                       Equity Income IC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        22,654     $        24,580     $       547,671     $       470,470     $        42,232     $        23,164
        (53,973)           (281,346)            516,515             425,888             (63,414)           (164,427)
       (497,764)            596,218              16,230               2,455              33,990             398,649
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (529,083)            339,452           1,080,416             898,813              12,808             257,386
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         63,156             151,506           3,386,311           1,528,297              39,711             120,619
       (243,214)           (765,917)          2,287,395           3,084,342              55,055             117,113
       (253,881)           (151,179)         (1,391,496)         (1,457,020)           (144,865)           (353,503)
         (1,335)             (1,546)            (40,246)            (14,980)               (701)               (822)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (435,274)           (767,136)          4,241,964           3,140,639             (50,800)           (116,593)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (964,357)           (427,684)          5,322,380           4,039,452             (37,992)            140,793
      3,374,510           3,802,194          14,995,570          10,956,118           2,045,101           1,904,308
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,410,153     $     3,374,510     $    20,317,950     $    14,995,570     $     2,007,109     $     2,045,101
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          Fidelity
                                                                                ------------------------------

                                                                                   Growth IC
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      13,284
 Mortality and expense risk charge                                                    (18,067)
                                                                                --------------
Net investment income(loss)                                                            (4,783)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                       10,944
 Net realized gain(loss) on sale of fund shares                                        40,813
                                                                                --------------
Net realized gain(loss)                                                                51,757
                                                                                --------------

Change in unrealized appreciation/depreciation                                        (64,533)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (17,559)
                                                                                ==============

                                                                                          Growth IC
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      (4,783)  $      (6,760)
 Net realized gain(loss)                                                               51,757         (48,565)
 Net change in unrealized appreciation/depreciation                                   (64,533)        582,928
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (17,559)        527,603
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  407,783          21,514
 Subaccounts transfers (including fixed account), net                                 354,624         252,126
 Transfers for policyowner benefits and terminations                                 (226,302)       (195,667)
 Policyowner maintenance charges                                                       (1,343)         (1,472)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  534,762          76,501
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                517,203         604,104
Net assets at beginning of period                                                   2,893,607       2,289,503
                                                                                --------------  --------------
Net assets at end of period                                                     $   3,410,810   $   2,893,607
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
  High Income                             High Income                              Contrafund
       IC                                      SC                                      IC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       405,219                         $        43,201                         $       158,617
        (33,071)                                 (4,411)                                (92,704)
----------------                        ----------------                        ----------------
        372,148                                  38,790                                  65,913
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         93,258                                  57,330                                 (97,346)
----------------                        ----------------                        ----------------
         93,258                                  57,330                                 (97,346)
----------------                        ----------------                        ----------------

       (355,699)                                (61,329)                               (438,924)
----------------                        ----------------                        ----------------


$       109,707                         $        34,791                         $      (470,357)
================                        ================                        ================

           High Income IC                          High Income SC                          Contrafund IC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       372,148     $       286,490     $        38,790     $        70,350     $        65,913     $        92,447
         93,258             286,220              57,330              46,260             (97,346)           (647,493)
       (355,699)            (69,420)            (61,329)             (2,410)           (438,924)          2,806,221
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        109,707             503,290              34,791             114,200            (470,357)          2,251,175
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,197,363             736,758                 120                 120             466,300             666,591
        888,101          (1,077,569)           (386,085)            308,019            (247,127)             78,452
       (400,367)           (501,185)            (63,733)            (66,483)           (804,978)         (1,591,359)
        (11,869)             (6,142)               (124)               (183)             (5,179)             (5,835)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      1,673,228            (848,138)           (449,822)            241,473            (590,984)           (852,151)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,782,935            (344,848)           (415,031)            355,673          (1,061,341)          1,399,024
      4,198,349           4,543,197           1,028,814             673,141          15,774,180          14,375,156
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     5,981,284     $     4,198,349     $       613,783     $     1,028,814     $    14,712,839     $    15,774,180
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          Fidelity
                                                                                ------------------------------
                                                                                  Contrafund
                                                                                      SC
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      17,944
 Mortality and expense risk charge                                                    (14,326)
                                                                                --------------
Net investment income(loss)                                                             3,618
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                       (52,311)
                                                                                --------------
Net realized gain(loss)                                                               (52,311)
                                                                                --------------

Change in unrealized appreciation/depreciation                                        153,833
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     105,140
                                                                                ==============

                                                                                          Contrafund SC
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $       3,618   $      26,499
 Net realized gain(loss)                                                              (52,311)        (64,606)
 Net change in unrealized appreciation/depreciation                                   153,833         829,832
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      105,140         791,725
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  111,632          49,763
 Subaccounts transfers (including fixed account), net                              (3,638,949)       (191,231)
 Transfers for policyowner benefits and terminations                                 (303,068)        (93,595)
 Policyowner maintenance charges                                                         (689)           (908)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                               (3,831,074)       (235,971)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                             (3,725,934)        555,754
Net assets at beginning of period                                                   5,572,726       5,016,972
                                                                                --------------  --------------
Net assets at end of period                                                     $   1,846,792   $   5,572,726
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
    Mid Cap                                 Mid Cap
       IC                                      SC                                  Strategic
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        26,237                         $         1,802                         $       237,021
        (66,942)                                 (8,478)                                (24,180)
----------------                        ----------------                        ----------------
        (40,705)                                 (6,676)                                212,841
----------------                        ----------------                        ----------------


         17,386                                   2,064                                 106,238
        435,619                                  19,353                                  17,043
----------------                        ----------------                        ----------------
        453,005                                  21,417                                 123,281
----------------                        ----------------                        ----------------

     (1,615,397)                               (171,444)                               (237,311)
----------------                        ----------------                        ----------------


$    (1,203,097)                        $      (156,703)                        $        98,811
================                        ================                        ================

             Mid Cap IC                              Mid Cap SC                              Strategic
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (40,705)    $       (19,667)    $        (6,676)    $        (3,871)    $       212,841     $       107,258
        453,005              96,803              21,417               5,338             123,281             129,286
     (1,615,397)          2,487,126            (171,444)            319,757            (237,311)            (53,681)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,203,097)          2,564,262            (156,703)            321,224              98,811             182,863
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,172,487             659,831               3,090              62,625             540,393             238,742
     (2,363,681)          2,167,680            (242,734)             63,685           3,169,179             803,700
       (767,576)           (943,595)            (55,261)            (19,433)           (233,246)           (237,851)
         (7,484)             (6,179)               (586)               (470)             (7,775)               (243)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,966,254)          1,877,737            (295,491)            106,407           3,468,551             804,348
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (3,169,351)          4,441,999            (452,194)            427,631           3,567,362             987,211
     12,396,633           7,954,634           1,541,755           1,114,124           2,419,543           1,432,332
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     9,227,282     $    12,396,633     $     1,089,561     $     1,541,755     $     5,986,905     $     2,419,543
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                             AIM
                                                                                ------------------------------

                                                                                   Dividend
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                       (147)
                                                                                --------------
Net investment income(loss)                                                              (147)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                          (348)
                                                                                --------------
Net realized gain(loss)                                                                  (348)
                                                                                --------------

Change in unrealized appreciation/depreciation                                         (2,948)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      (3,443)
                                                                                ==============

                                                                                           Dividend
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $        (147)  $        ----
 Net realized gain(loss)                                                                 (348)           ----
 Net change in unrealized appreciation/depreciation                                    (2,948)           ----
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       (3,443)           ----
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      120            ----
 Subaccounts transfers (including fixed account), net                                  49,155            ----
 Transfers for policyowner benefits and terminations                                   (6,384)           ----
 Policyowner maintenance charges                                                          (10)           ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                   42,881            ----
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                 39,438            ----
Net assets at beginning of period                                                        ----            ----
                                                                                --------------  --------------
Net assets at end of period                                                     $      39,438   $        ----
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                        AIM
--------------------------------------------------------------------------------------------------------------------

     Health                                Technology                             Intl. Growth
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $           295                         $         9,132
           (401)                                   (925)                                 (7,685)
----------------                        ----------------                        ----------------
           (401)                                   (630)                                  1,447
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
            830                                   5,810                                 (12,515)
----------------                        ----------------                        ----------------
            830                                   5,810                                 (12,515)
----------------                        ----------------                        ----------------

          2,880                                 (15,408)                               (187,210)
----------------                        ----------------                        ----------------


$         3,309                         $       (10,228)                        $      (198,278)
================                        ================                        ================

              Health                                 Technology                             Intl. Growth
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (401)    $          (385)    $          (630)    $          (606)    $         1,447     $         9,525
            830              (2,982)              5,810                 (42)            (12,515)             32,473
          2,880               4,940             (15,408)             17,371            (187,210)             14,811
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          3,309               1,573             (10,228)             16,723            (198,278)             56,809
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----             402,147              13,281
            186              25,318               1,465              40,563           1,480,681              98,234
        (13,941)             (3,633)               (378)               (616)            (69,582)            (32,325)
            (28)                (57)               (101)                (67)             (5,939)                (85)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (13,783)             21,628                 986              39,880           1,807,307              79,105
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (10,474)             23,201              (9,242)             56,603           1,609,029             135,914
         70,451              47,250             131,696              75,093             603,587             467,673
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        59,977     $        70,451     $       122,454     $       131,696     $     2,212,616     $       603,587
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                             AIM
                                                                                ------------------------------

                                                                                    Leisure
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $         312
 Mortality and expense risk charge                                                       (424)
                                                                                --------------
Net investment income(loss)                                                              (112)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                         3,015
                                                                                --------------
Net realized gain(loss)                                                                 3,015
                                                                                --------------

Change in unrealized appreciation/depreciation                                         (6,516)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      (3,613)
                                                                                ==============

                                                                                           Leisure
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $        (112)  $        (127)
 Net realized gain(loss)                                                                3,015          (4,248)
 Net change in unrealized appreciation/depreciation                                    (6,516)          7,681
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       (3,613)          3,306
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                  (3,270)         59,608
 Transfers for policyowner benefits and terminations                                  (14,870)         (6,524)
 Policyowner maintenance charges                                                           (2)            (17)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  (18,142)         53,067
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                (21,755)         56,373
Net assets at beginning of period                                                      92,899          36,526
                                                                                --------------  --------------
Net assets at end of period                                                     $      71,144   $      92,899
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

               Janus                                                  Neuberger Berman
------------------------------------    ----------------------------------------------------------------------------

     Growth                                 Balanced                                 Growth
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$           264                         $           684                         $          ----
           (266)                                 (1,741)                                   (802)
----------------                        ----------------                        ----------------
             (2)                                 (1,057)                                   (802)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
            261                                  28,048                                   1,777
----------------                        ----------------                        ----------------
            261                                  28,048                                   1,777
----------------                        ----------------                        ----------------

         (2,864)                                (16,850)                                 (1,639)
----------------                        ----------------                        ----------------


$        (2,605)                        $        10,141                         $          (664)
================                        ================                        ================

               Growth                                 Balanced                                 Growth
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$            (2)    $           212     $        (1,057)    $         1,624     $          (802)    $          (624)
            261                  36              28,048              (1,086)              1,777                (119)
         (2,864)              5,329             (16,850)             66,059              (1,639)             31,162
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (2,605)              5,577              10,141              66,597                (664)             30,419
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                 300               1,050                ----                ----
           (838)               ----            (227,392)            (11,131)            (17,479)             20,245
           ----                ----                ----                ----                (788)               ----
            (64)                (53)               (260)               (247)               (228)               (152)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
           (902)                (53)           (227,352)            (10,328)            (18,495)             20,093
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (3,507)              5,524            (217,211)             56,269             (19,159)             50,512
         45,843              40,319             433,769             377,500             143,742              93,230
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        42,336     $        45,843     $       216,558     $       433,769     $       124,583     $       143,742
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                       Neuberger Berman
                                                                                ------------------------------

                                                                                     Bond
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $       7,979
 Mortality and expense risk charge                                                       (958)
                                                                                --------------
Net investment income(loss)                                                             7,021
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        (3,125)
                                                                                --------------
Net realized gain(loss)                                                                (3,125)
                                                                                --------------

Change in unrealized appreciation/depreciation                                         (6,031)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      (2,135)
                                                                                ==============

                                                                                             Bond
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $       7,021   $       2,949
 Net realized gain(loss)                                                               (3,125)          2,798
 Net change in unrealized appreciation/depreciation                                    (6,031)            936
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       (2,135)          6,683
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  113,906            ----
 Subaccounts transfers (including fixed account), net                                 (11,996)         31,953
 Transfers for policyowner benefits and terminations                                     (282)           ----
 Policyowner maintenance charges                                                          (45)            (14)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  101,583          31,939
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                 99,448          38,622
Net assets at beginning of period                                                      71,089          32,467
                                                                                --------------  --------------
Net assets at end of period                                                     $     170,537   $      71,089
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                              Neuberger Berman                                                 Rydex
----------------------------------------------------------------------------    ------------------------------------

    Partners                                 Regency                                  Nova
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $         1,927                         $           279
         (7,666)                                 (2,580)                                 (4,144)
----------------                        ----------------                        ----------------
         (7,666)                                   (653)                                 (3,865)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
        (56,805)                                 57,435                                 (73,835)
----------------                        ----------------                        ----------------
        (56,805)                                 57,435                                 (73,835)
----------------                        ----------------                        ----------------

       (107,254)                                (76,673)                                 (4,051)
----------------                        ----------------                        ----------------


$      (171,725)                        $       (19,891)                        $       (81,751)
================                        ================                        ================

             Partners                                 Regency                                   Nova
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (7,666)    $         1,202     $          (653)    $          (148)    $        (3,865)    $          (936)
        (56,805)            (94,102)             57,435              23,179             (73,835)             59,108
       (107,254)            281,939             (76,673)             61,109              (4,051)            (24,699)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (171,725)            189,039             (19,891)             84,140             (81,751)             33,473
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          9,186              74,962               6,490               1,280               1,375              24,317
       (104,647)           (276,084)           (524,483)            511,536            (269,178)            165,124
       (164,406)            (70,201)            (21,952)            (79,050)             (6,558)            (40,188)
           (400)               (416)                (93)                (60)               (426)               (283)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (260,267)           (271,739)           (540,038)            433,706            (274,787)            148,970
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (431,992)            (82,700)           (559,929)            517,846            (356,538)            182,443
      1,395,310           1,478,010             693,253             175,407             850,046             667,603
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       963,318     $     1,395,310     $       133,324     $       693,253     $       493,508     $       850,046
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                            Rydex
                                                                                ------------------------------

                                                                                    NASDAQ
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                     (8,877)
                                                                                --------------
Net investment income(loss)                                                            (8,877)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        74,737
                                                                                --------------
Net realized gain(loss)                                                                74,737
                                                                                --------------

Change in unrealized appreciation/depreciation                                        (24,265)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      41,595
                                                                                ==============

                                                                                           NASDAQ
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      (8,877)  $      (5,855)
 Net realized gain(loss)                                                               74,737         339,407
 Net change in unrealized appreciation/depreciation                                   (24,265)       (154,902)
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       41,595         178,650
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    1,260          46,241
 Subaccounts transfers (including fixed account), net                                 757,077        (280,798)
 Transfers for policyowner benefits and terminations                                  (72,122)        (68,130)
 Policyowner maintenance charges                                                         (391)           (410)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  685,824        (303,097)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                727,419        (124,447)
Net assets at beginning of period                                                   1,128,108       1,252,555
                                                                                --------------  --------------
Net assets at end of period                                                     $   1,855,527   $   1,128,108
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                       Rydex
--------------------------------------------------------------------------------------------------------------------
    Precious                                  Inv.                                    Gov.
     Metals                                 S&P 500                                 Long Bond
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         5,388                         $          ----                         $        20,186
        (45,367)                                 (8,813)                                 (6,650)
----------------                        ----------------                        ----------------
        (39,979)                                 (8,813)                                 13,536
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
        521,179                                (212,745)                                  7,230
----------------                        ----------------                        ----------------
        521,179                                (212,745)                                  7,230
----------------                        ----------------                        ----------------

     (2,827,410)                                 34,146                                 350,957
----------------                        ----------------                        ----------------


$    (2,346,210)                        $      (187,412)                        $       371,723
================                        ================                        ================

          Precious Metals                           Inv. S&P 500                           Gov. Long Bond
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (39,979)    $       (38,474)    $        (8,813)    $        (9,702)    $        13,536     $        16,484
        521,179             502,227            (212,745)           (180,626)              7,230            (241,140)
     (2,827,410)          1,741,352              34,146            (116,316)            350,957             336,992
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (2,346,210)          2,205,105            (187,412)           (306,644)            371,723             112,336
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        303,356             354,236              26,627               8,897               2,504              19,198
         10,357             849,311             644,669             477,515             188,978              84,675
     (1,436,068)           (275,932)            (37,285)            (16,329)            (90,003)            (23,155)
         (1,754)             (1,678)               (517)               (388)               (253)               (395)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,124,109)            925,937             633,494             469,695             101,226              80,323
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (3,470,319)          3,131,042             446,082             163,051             472,949             192,659
      9,419,087           6,288,045           1,084,408             921,357           1,065,660             873,001
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     5,948,768     $     9,419,087     $     1,530,490     $     1,084,408     $     1,538,609     $     1,065,660
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          Rydex
                                                                                ------------------------------
                                                                                   Inverse
                                                                                    NASDAQ
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                     (2,765)
                                                                                --------------
Net investment income(loss)                                                            (2,765)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                       (42,974)
                                                                                --------------
Net realized gain(loss)                                                               (42,974)
                                                                                --------------

Change in unrealized appreciation/depreciation                                        (16,230)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (61,969)
                                                                                ==============

                                                                                        Inverse NASDAQ
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      (2,765)  $      (1,093)
 Net realized gain(loss)                                                              (42,974)        (84,841)
 Net change in unrealized appreciation/depreciation                                   (16,230)         14,521
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (61,969)        (71,413)
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  102,383            ----
 Subaccounts transfers (including fixed account), net                                 141,302         128,663
 Transfers for policyowner benefits and terminations                                  (13,372)           (549)
 Policyowner maintenance charges                                                         (145)           (107)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  230,168         128,007
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                168,199          56,594
Net assets at beginning of period                                                     239,671         183,077
                                                                                --------------  --------------
Net assets at end of period                                                     $     407,870   $     239,671
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Rydex
--------------------------------------------------------------------------------------------------------------------
    Inv. Long                                                                        Sector
      Bond                                  Russell                                 Rotation
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $          ----                         $          ----
         (5,593)                                 (6,995)                                 (5,651)
----------------                        ----------------                        ----------------
         (5,593)                                 (6,995)                                 (5,651)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
       (318,656)                                 41,651                                    (717)
----------------                        ----------------                        ----------------
       (318,656)                                 41,651                                    (717)
----------------                        ----------------                        ----------------

        (34,352)                               (199,052)                                (62,821)
----------------                        ----------------                        ----------------


$      (358,601)                        $      (164,396)                        $       (69,189)
================                        ================                        ================

           Inv. Long Bond                             Russell                             Sector Rotation
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (5,593)    $        (5,489)    $        (6,995)    $        (5,047)    $        (5,651)    $        (6,106)
       (318,656)           (110,564)             41,651             104,587                (717)            (38,623)
        (34,352)            (33,721)           (199,052)             90,836             (62,821)            124,754
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (358,601)           (149,774)           (164,396)            190,376             (69,189)             80,025
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        165,495              81,829              39,223              56,689              75,085              20,508
       (524,608)            202,747            (149,213)              9,119            (117,109)            (41,941)
        (31,665)             (5,073)            (11,601)            (28,957)            (33,717)           (132,983)
           (101)               (134)               (327)               (329)               (253)               (340)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (390,879)            279,369            (121,918)             36,522             (75,994)           (154,756)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (749,480)            129,595            (286,314)            226,898            (145,183)            (74,731)
        939,906             810,311             893,212             666,314           1,004,000           1,078,731
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       190,426     $       939,906     $       606,898     $       893,212     $       858,817     $     1,004,000
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                         Third Avenue
                                                                                ------------------------------

                                                                                     Value
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      96,651
 Mortality and expense risk charge                                                    (34,202)
                                                                                --------------
Net investment income(loss)                                                            62,449
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                    (1,047,650)
                                                                                --------------
Net realized gain(loss)                                                            (1,047,650)
                                                                                --------------

Change in unrealized appreciation/depreciation                                       (197,507)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $  (1,182,708)
                                                                                ==============

                                                                                            Value
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      62,449   $     271,349
 Net realized gain(loss)                                                           (1,047,650)     (1,021,872)
 Net change in unrealized appreciation/depreciation                                  (197,507)      1,740,768
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                   (1,182,708)        990,245
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  319,898         317,878
 Subaccounts transfers (including fixed account), net                              (3,760,448)     (1,367,242)
 Transfers for policyowner benefits and terminations                                 (218,402)       (714,803)
 Policyowner maintenance charges                                                       (1,780)         (4,119)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                               (3,660,732)     (1,768,286)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                             (4,843,440)       (778,041)
Net assets at beginning of period                                                   9,029,353       9,807,394
                                                                                --------------  --------------
Net assets at end of period                                                     $   4,185,913   $   9,029,353
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------

  Money Market                            Equity Index                             Total Bond
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        45,499                         $       290,307                         $       684,816
       (165,483)                               (106,716)                               (138,928)
----------------                        ----------------                        ----------------
       (119,984)                                183,591                                 545,888
----------------                        ----------------                        ----------------


           ----                                 573,171                                 185,999
           ----                                (189,744)                                149,276
----------------                        ----------------                        ----------------
           ----                                 383,427                                 335,275
----------------                        ----------------                        ----------------

           ----                                (356,513)                                715,122
----------------                        ----------------                        ----------------


$      (119,984)                        $       210,505                         $     1,596,285
================                        ================                        ================

            Money Market                            Equity Index                             Total Bond
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      (119,984)    $      (118,491)    $       183,591     $       251,729     $       545,888     $       814,369
           ----                ----             383,427            (298,308)            335,275             610,274
           ----                ----            (356,513)          2,225,511             715,122               4,596
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (119,984)           (118,491)            210,505           2,178,932           1,596,285           1,429,239
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      5,729,344           4,301,921           1,811,141             933,512           2,406,968           1,745,275
      1,399,123          (3,333,616)           (770,094)         (1,847,321)          3,332,537          (6,290,438)
     (4,940,279)        (11,196,047)           (831,286)           (714,639)         (1,195,690)         (2,758,273)
        (11,852)             (9,253)            (22,992)            (13,456)            (16,555)             (6,621)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      2,176,336         (10,236,995)            186,769          (1,641,904)          4,527,260          (7,310,057)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      2,056,352         (10,355,486)            397,274             537,028           6,123,545          (5,880,818)
     27,925,815          38,281,301          17,604,246          17,067,218          20,207,933          26,088,751
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    29,982,167     $    27,925,815     $    18,001,520     $    17,604,246     $    26,331,478     $    20,207,933
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           Vanguard
                                                                                ------------------------------

                                                                                  REIT Index
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $     207,485
 Mortality and expense risk charge                                                    (75,750)
                                                                                --------------
Net investment income(loss)                                                           131,735
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                      145,801
 Net realized gain(loss) on sale of fund shares                                      (404,298)
                                                                                --------------
Net realized gain(loss)                                                              (258,497)
                                                                                --------------

Change in unrealized appreciation/depreciation                                        996,654
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     869,892
                                                                                ==============

                                                                                          REIT Index
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $     131,735   $     236,443
 Net realized gain(loss)                                                             (258,497)     (1,412,973)
 Net change in unrealized appreciation/depreciation                                   996,654       3,663,328
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      869,892       2,486,798
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                1,409,871         626,117
 Subaccounts transfers (including fixed account), net                               1,164,512        (758,304)
 Transfers for policyowner benefits and terminations                                 (930,759)       (607,763)
 Policyowner maintenance charges                                                      (13,887)         (6,759)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                1,629,737        (746,709)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                              2,499,629       1,740,089
Net assets at beginning of period                                                  11,578,352       9,838,263
                                                                                --------------  --------------
Net assets at end of period                                                     $  14,077,981   $  11,578,352
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------
                                          Stock Market                               Equity
     Mid-Cap                                 Index                                   Income
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       162,443                         $       149,552                         $       353,030
        (90,715)                                (64,151)                                (85,104)
----------------                        ----------------                        ----------------
         71,728                                  85,401                                 267,926
----------------                        ----------------                        ----------------


           ----                                 321,096                                    ----
         72,040                                   8,116                                 (73,131)
----------------                        ----------------                        ----------------
         72,040                                 329,212                                 (73,131)
----------------                        ----------------                        ----------------

       (404,176)                               (387,081)                              1,138,773
----------------                        ----------------                        ----------------


$      (260,408)                        $        27,532                         $     1,333,568
================                        ================                        ================

              Mid-Cap                            Stock Market Index                        Equity Income
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        71,728     $        38,086     $        85,401     $       134,532     $       267,926     $       221,015
         72,040            (617,163)            329,212             (83,171)            (73,131)           (276,875)
       (404,176)          3,687,250            (387,081)          1,413,282           1,138,773           1,505,462
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (260,408)          3,108,173              27,532           1,464,643           1,333,568           1,449,602
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,794,698           1,047,032             531,898           1,012,454             458,591             320,116
     (2,888,434)          1,477,716            (279,939)           (721,599)          2,236,754             873,962
       (929,489)         (1,438,576)           (573,416)           (879,929)           (450,054)           (669,148)
        (23,653)            (14,149)             (2,413)             (2,757)             (2,485)             (2,364)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (2,046,878)          1,072,023            (323,870)           (591,831)          2,242,806             522,566
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (2,307,286)          4,180,196            (296,338)            872,812           3,576,374           1,972,168
     15,971,898          11,791,702          10,635,202           9,762,390          11,461,211           9,489,043
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    13,664,612     $    15,971,898     $    10,338,864     $    10,635,202     $    15,037,585     $    11,461,211
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           Vanguard
                                                                                ------------------------------

                                                                                    Growth
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      35,613
 Mortality and expense risk charge                                                    (32,818)
                                                                                --------------
Net investment income(loss)                                                             2,795
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        52,892
                                                                                --------------
Net realized gain(loss)                                                                52,892
                                                                                --------------

Change in unrealized appreciation/depreciation                                       (138,948)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (83,261)
                                                                                ==============

                                                                                           Growth
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $       2,795   $       7,754
 Net realized gain(loss)                                                               52,892         (55,035)
 Net change in unrealized appreciation/depreciation                                  (138,948)        571,201
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (83,261)        523,920
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  178,357         188,719
 Subaccounts transfers (including fixed account), net                                 (98,859)       (620,554)
 Transfers for policyowner benefits and terminations                                 (314,345)       (296,541)
 Policyowner maintenance charges                                                       (2,265)         (2,605)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                 (237,112)       (730,981)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                               (320,373)       (207,061)
Net assets at beginning of period                                                   5,450,440       5,657,501
                                                                                --------------  --------------
Net assets at end of period                                                     $   5,130,067   $   5,450,440
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------
   High Yield
      Bond                                  Balanced                             International
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       437,894                         $       306,387                         $       460,585
        (37,225)                                (69,857)                               (171,094)
----------------                        ----------------                        ----------------
        400,669                                 236,530                                 289,491
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         99,603                                  77,693                                 (80,649)
----------------                        ----------------                        ----------------
         99,603                                  77,693                                 (80,649)
----------------                        ----------------                        ----------------

       (102,519)                                 49,396                              (4,295,431)
----------------                        ----------------                        ----------------


$       397,753                         $       363,619                         $    (4,086,589)
================                        ================                        ================

          High Yield Bond                             Balanced                             International
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       400,669     $       429,345     $       236,530     $       243,098     $       289,491     $       249,644
         99,603             109,627              77,693             (50,756)            (80,649)           (384,857)
       (102,519)            194,437              49,396             853,180          (4,295,431)          4,179,559
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        397,753             733,409             363,619           1,045,522          (4,086,589)          4,044,346
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        738,804             570,032             625,418             678,900           2,870,782           1,702,823
        510,946             153,428            (301,197)            478,677          (3,186,747)            713,324
       (867,841)         (1,503,668)           (530,502)           (689,391)         (1,994,438)         (1,626,244)
         (1,291)             (1,588)             (2,630)             (2,906)            (31,101)            (18,090)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        380,618            (781,796)           (208,911)            465,280          (2,341,504)            771,813
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        778,371             (48,387)            154,708           1,510,802          (6,428,093)          4,816,159
      6,368,083           6,416,470          11,572,158          10,061,356          30,406,715          25,590,556
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     7,146,454     $     6,368,083     $    11,726,866     $    11,572,158     $    23,978,622     $    30,406,715
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          Vanguard
                                                                                ------------------------------

                                                                                 Diversified
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $     330,248
 Mortality and expense risk charge                                                    (92,708)
                                                                                --------------
Net investment income(loss)                                                           237,540
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                       (28,093)
                                                                                --------------
Net realized gain(loss)                                                               (28,093)
                                                                                --------------

Change in unrealized appreciation/depreciation                                        424,632
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     634,079
                                                                                ==============

                                                                                         Diversified
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $     237,540   $     327,656
 Net realized gain(loss)                                                              (28,093)       (508,112)
 Net change in unrealized appreciation/depreciation                                   424,632       1,416,629
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      634,079       1,236,173
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                1,844,596       1,614,847
 Subaccounts transfers (including fixed account), net                              (2,767,303)     (2,230,545)
 Transfers for policyowner benefits and terminations                                 (871,389)     (1,146,271)
 Policyowner maintenance charges                                                      (27,040)        (23,394)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                               (1,821,136)     (1,785,363)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                             (1,187,057)       (549,190)
Net assets at beginning of period                                                  16,124,152      16,673,342
                                                                                --------------  --------------
Net assets at end of period                                                     $  14,937,095   $  16,124,152
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

              Vanguard                                                  Wells Fargo
------------------------------------    ----------------------------------------------------------------------------
 Small Company
     Growth                                 Discovery                             Opportunity
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        24,946                         $          ----                         $           735
        (75,183)                                 (2,681)                                 (2,535)
----------------                        ----------------                        ----------------
        (50,237)                                 (2,681)                                 (1,800)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
        672,080                                  20,063                                 (40,245)
----------------                        ----------------                        ----------------
        672,080                                  20,063                                 (40,245)
----------------                        ----------------                        ----------------

       (379,842)                                (19,086)                                 (6,467)
----------------                        ----------------                        ----------------


$       242,001                         $        (1,704)                        $       (48,512)
================                        ================                        ================

        Small Company Growth                         Discovery                              Opportunity
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (50,237)    $       (29,725)    $        (2,681)    $        (1,831)    $        (1,800)    $           865
        672,080            (134,428)             20,063                 656             (40,245)            (13,894)
       (379,842)          3,233,314             (19,086)             93,050              (6,467)            115,659
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        242,001           3,069,161              (1,704)             91,875             (48,512)            102,630
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,273,086             860,252                ----               1,767               3,024               6,024
     (2,315,725)            375,602              30,283              65,043             (18,748)            (49,729)
       (747,928)           (803,244)            (45,652)             (1,200)           (237,310)                (15)
        (15,752)            (12,563)               (297)               (214)               (259)               (290)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,806,319)            420,047             (15,666)             65,396            (253,293)            (44,010)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,564,318)          3,489,208             (17,370)            157,271            (301,805)             58,620
     13,144,041           9,654,833             408,136             250,865             520,925             462,305
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    11,579,723     $    13,144,041     $       390,766     $       408,136     $       219,120     $       520,925
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           ProFunds
                                                                                ------------------------------

                                                                                     Bull
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                    (23,820)
                                                                                --------------
Net investment income(loss)                                                           (23,820)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                       46,186
 Net realized gain(loss) on sale of fund shares                                       (93,820)
                                                                                --------------
Net realized gain(loss)                                                               (47,634)
                                                                                --------------

Change in unrealized appreciation/depreciation                                       (300,591)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $    (372,045)
                                                                                ==============

                                                                                             Bull
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $     (23,820)  $     (13,928)
 Net realized gain(loss)                                                              (47,634)         (6,829)
 Net change in unrealized appreciation/depreciation                                  (300,591)        405,299
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                     (372,045)        384,542
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                 (25,925)      2,092,227
 Transfers for policyowner benefits and terminations                                  (21,580)        (16,765)
 Policyowner maintenance charges                                                         ----            ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  (47,505)      2,075,462
                                                                                --------------  --------------

Total increase(decrease) in net assets                                               (419,550)      2,460,004
Net assets at beginning of period                                                   3,059,397         599,393
                                                                                --------------  --------------
Net assets at end of period                                                     $   2,639,847   $   3,059,397
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------

     Europe                                 Mid-Cap                                NASDAQ-100
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$           656                         $            10                         $          ----
           (612)                                    (61)                                   (357)
----------------                        ----------------                        ----------------
             44                                     (51)                                   (357)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
             95                                   2,127                                 (24,852)
----------------                        ----------------                        ----------------
             95                                   2,127                                 (24,852)
----------------                        ----------------                        ----------------

         (6,883)                                 (1,777)                                   (384)
----------------                        ----------------                        ----------------


$        (6,744)                        $           299                         $       (25,593)
================                        ================                        ================

               Europe                                 Mid-Cap                                NASDAQ-100
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$            44     $            85     $           (51)    $          (112)    $          (357)    $        (1,355)
             95             (10,336)              2,127               4,161             (24,852)              9,401
         (6,883)              5,172              (1,777)              3,110                (384)             (5,780)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (6,744)             (5,079)                299               7,159             (25,593)              2,266
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
          1,750              50,079             (18,720)              6,366              31,008            (149,121)
           (713)               ----              (2,055)               ----              (2,094)             (3,299)
           ----                ----                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
          1,037              50,079             (20,775)              6,366              28,914            (152,420)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (5,707)             45,000             (20,476)             13,525               3,321            (150,154)
         67,459              22,459              24,163              10,638               9,912             160,066
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        61,752     $        67,459     $         3,687     $        24,163     $        13,233     $         9,912
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           ProFunds
                                                                                ------------------------------

                                                                                  Small-Cap
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                       (145)
                                                                                --------------
Net investment income(loss)                                                              (145)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        35,532
                                                                                --------------
Net realized gain(loss)                                                                35,532
                                                                                --------------

Change in unrealized appreciation/depreciation                                           (976)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      34,411
                                                                                ==============

                                                                                          Small-Cap
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $        (145)  $        (415)
 Net realized gain(loss)                                                               35,532          36,549
 Net change in unrealized appreciation/depreciation                                      (976)         (4,395)
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       34,411          31,739
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                 (56,196)        (93,361)
 Transfers for policyowner benefits and terminations                                   (1,460)         (3,301)
 Policyowner maintenance charges                                                         ----            ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  (57,656)        (96,662)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                (23,245)        (64,923)
Net assets at beginning of period                                                      38,497         103,420
                                                                                --------------  --------------
Net assets at end of period                                                     $      15,252   $      38,497
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------
   Small-Cap
     Value                                Classic Dow                                 Bear
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $          ----                         $          ----
            (41)                                   (499)                                 (1,373)
----------------                        ----------------                        ----------------
            (41)                                   (499)                                 (1,373)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
          2,110                                 (27,582)                                 11,966
----------------                        ----------------                        ----------------
          2,110                                 (27,582)                                 11,966
----------------                        ----------------                        ----------------

            (79)                                     12                                   5,289
----------------                        ----------------                        ----------------


$         1,990                         $       (28,069)                        $        15,882
================                        ================                        ================

          Small-Cap Value                           Classic Dow                                 Bear
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           (41)    $           (80)    $          (499)    $          (657)    $        (1,373)    $        (3,186)
          2,110              (1,033)            (27,582)            (28,597)             11,966             (72,589)
            (79)                148                  12                 350               5,289              44,839
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          1,990                (965)            (28,069)            (28,904)             15,882             (30,936)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
        (12,781)             13,762             (20,445)            (81,052)            (93,615)           (902,108)
         (2,049)               ----                (491)             (7,631)             (7,499)            (10,426)
           ----                ----                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (14,830)             13,762             (20,936)            (88,683)           (101,114)           (912,534)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (12,840)             12,797             (49,005)           (117,587)            (85,232)           (943,470)
         13,877               1,080              57,126             174,713             120,470           1,063,940
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$         1,037     $        13,877     $         8,121     $        57,126     $        35,238     $       120,470
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          ProFunds
                                                                                ------------------------------
                                                                                    Short
                                                                                    NASDAQ
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                     (1,153)
                                                                                --------------
Net investment income(loss)                                                            (1,153)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                       (44,121)
                                                                                --------------
Net realized gain(loss)                                                               (44,121)
                                                                                --------------

Change in unrealized appreciation/depreciation                                          5,354
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (39,920)
                                                                                ==============

                                                                                         Short NASDAQ
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      (1,153)  $      (2,831)
 Net realized gain(loss)                                                              (44,121)       (125,918)
 Net change in unrealized appreciation/depreciation                                     5,354          (1,677)
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (39,920)       (130,426)
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                (159,933)        168,086
 Transfers for policyowner benefits and terminations                                   (2,373)         (8,701)
 Policyowner maintenance charges                                                         ----            ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                 (162,306)        159,385
                                                                                --------------  --------------

Total increase(decrease) in net assets                                               (202,226)         28,959
Net assets at beginning of period                                                     246,491         217,532
                                                                                --------------  --------------
Net assets at end of period                                                     $      44,265   $     246,491
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------
  Short Small-
      Cap                                  Short Dow                                UltraMid
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $          ----                         $          ----
           (631)                                   (258)                                   (797)
----------------                        ----------------                        ----------------
           (631)                                   (258)                                   (797)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
          1,690                                   4,274                                 (15,225)
----------------                        ----------------                        ----------------
          1,690                                   4,274                                 (15,225)
----------------                        ----------------                        ----------------

            414                                     104                                    (294)
----------------                        ----------------                        ----------------


$         1,473                         $         4,120                         $       (16,316)
================                        ================                        ================

          Short Small-Cap                            Short Dow                                UltraMid
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (631)    $        (1,483)    $          (258)    $          (382)    $          (797)    $          (440)
          1,690             (63,118)              4,274             (16,967)            (15,225)            (15,179)
            414                 409                 104                (147)               (294)              1,727
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          1,473             (64,192)              4,120             (17,496)            (16,316)            (13,892)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
         40,633             (15,976)             14,074               7,950             (74,271)             50,531
           (950)             (6,166)               (900)             (4,051)             (1,706)             (3,922)
           ----                ----                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         39,683             (22,142)             13,174               3,899             (75,977)             46,609
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         41,156             (86,334)             17,294             (13,597)            (92,293)             32,717
           ----              86,334                ----              13,597             114,646              81,929
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        41,156     $          ----     $        17,294     $          ----     $        22,353     $       114,646
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          ProFunds
                                                                                ------------------------------

                                                                                   UltraOTC
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                     (1,377)
                                                                                --------------
Net investment income(loss)                                                            (1,377)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                         6,609
                                                                                --------------
Net realized gain(loss)                                                                 6,609
                                                                                --------------

Change in unrealized appreciation/depreciation                                        (18,826)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (13,594)
                                                                                ==============

                                                                                          UltraOTC
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      (1,377)  $        (753)
 Net realized gain(loss)                                                                6,609         (34,127)
 Net change in unrealized appreciation/depreciation                                   (18,826)         21,379
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (13,594)        (13,501)
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                 (54,578)         94,843
 Transfers for policyowner benefits and terminations                                     (761)        (20,237)
 Policyowner maintenance charges                                                         ----            ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  (55,339)         74,606
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                (68,933)         61,105
Net assets at beginning of period                                                     183,376         122,271
                                                                                --------------  --------------
Net assets at end of period                                                     $     114,443   $     183,376
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------
                                                                                    U.S. Gov.
   UltraSmall                              UltraBull                                  Plus
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $          ----                         $           856
           (683)                                 (1,051)                                 (2,710)
----------------                        ----------------                        ----------------
           (683)                                 (1,051)                                 (1,854)
----------------                        ----------------                        ----------------


         27,444                                  18,009                                    ----
        (89,383)                                (33,015)                                 31,065
----------------                        ----------------                        ----------------
        (61,939)                                (15,006)                                 31,065
----------------                        ----------------                        ----------------

         (1,580)                                  1,749                                     (80)
----------------                        ----------------                        ----------------


$       (64,202)                        $       (14,308)                        $        29,131
================                        ================                        ================

             UltraSmall                              UltraBull                             U.S. Gov. Plus
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (683)    $          (472)    $        (1,051)    $        (4,348)    $        (1,854)    $        (1,643)
        (61,939)            (55,182)            (15,006)            141,787              31,065              18,366
         (1,580)             (4,861)              1,749                (576)                (80)             18,121
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (64,202)            (60,515)            (14,308)            136,863              29,131              34,844
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
         (3,491)              4,877              35,928            (229,687)           (396,697)            326,091
           (780)             (2,485)               ----             (17,035)            (49,965)            (42,417)
           ----                ----                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         (4,271)              2,392              35,928            (246,722)           (446,662)            283,674
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (68,473)            (58,123)             21,620            (109,859)           (417,531)            318,518
         90,246             148,369              11,968             121,827             480,948             162,430
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        21,773     $        90,246     $        33,588     $        11,968     $        63,417     $       480,948
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          ProFunds
                                                                                ------------------------------

                                                                                 Opportunity
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $        ----
 Mortality and expense risk charge                                                       (170)
                                                                                --------------
Net investment income(loss)                                                              (170)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        26,441
                                                                                --------------
Net realized gain(loss)                                                                26,441
                                                                                --------------

Change in unrealized appreciation/depreciation                                           ----
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      26,271
                                                                                ==============

                                                                                         Opportunity
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $        (170)  $        (543)
 Net realized gain(loss)                                                               26,441         (12,927)
 Net change in unrealized appreciation/depreciation                                      ----          (1,605)
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       26,271         (15,075)
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                 (26,271)         (7,488)
 Transfers for policyowner benefits and terminations                                     ----            (487)
 Policyowner maintenance charges                                                         ----            ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  (26,271)         (7,975)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                   ----         (23,050)
Net assets at beginning of period                                                        ----          23,050
                                                                                --------------  --------------
Net assets at end of period                                                     $        ----   $        ----
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------
                                            Precious
   Oil & Gas                                 Metals                               Real Estate
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$           326                         $          ----                         $          ----
         (1,546)                                 (6,511)                                   (642)
----------------                        ----------------                        ----------------
         (1,220)                                 (6,511)                                   (642)
----------------                        ----------------                        ----------------


           ----                                  11,398                                    ----
         33,572                                  24,097                                     449
----------------                        ----------------                        ----------------
         33,572                                  35,495                                     449
----------------                        ----------------                        ----------------

        (25,854)                               (192,246)                                  3,686
----------------                        ----------------                        ----------------


$         6,498                         $      (163,262)                        $         3,493
================                        ================                        ================

             Oil & Gas                            Precious Metals                           Real Estate
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (1,220)    $          (767)    $        (6,511)    $        (7,369)    $          (642)    $         1,420
         33,572             (21,395)             35,495             146,250                 449               3,468
        (25,854)             28,558            (192,246)             67,141               3,686               2,283
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          6,498               6,396            (163,262)            206,022               3,493               7,171
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----              56,501              84,478                ----                ----
        (97,467)            (37,781)              9,703            (685,550)             10,035              50,566
        (26,788)            (19,476)            (39,255)            (20,841)               (785)               ----
           ----                ----                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (124,255)            (57,257)             26,949            (621,913)              9,250              50,566
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (117,757)            (50,861)           (136,313)           (415,891)             12,743              57,737
        240,128             290,989             783,758           1,199,649              69,148              11,411
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       122,371     $       240,128     $       647,445     $       783,758     $        81,891     $        69,148
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           ProFunds
                                                                                ------------------------------

                                                                                  High Yield
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $          53
 Mortality and expense risk charge                                                        (63)
                                                                                --------------
Net investment income(loss)                                                               (10)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                          159
 Net realized gain(loss) on sale of fund shares                                           174
                                                                                --------------
Net realized gain(loss)                                                                   333
                                                                                --------------

Change in unrealized appreciation/depreciation                                           (181)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $         142
                                                                                ==============

                                                                                         High Yield
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $         (10)  $       5,589
 Net realized gain(loss)                                                                  333          (4,588)
 Net change in unrealized appreciation/depreciation                                      (181)         (1,833)
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          142            (832)
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                     ----            ----
 Subaccounts transfers (including fixed account), net                                     (36)        (15,795)
 Transfers for policyowner benefits and terminations                                     ----            ----
 Policyowner maintenance charges                                                         ----            ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                      (36)        (15,795)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                    106         (16,627)
Net assets at beginning of period                                                       5,800          22,427
                                                                                --------------  --------------
Net assets at end of period                                                     $       5,906   $       5,800
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

              ProFunds                                                     Pimco
------------------------------------    ----------------------------------------------------------------------------

  Money Market                             Commodity                              Total Return
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         1,156                         $     1,380,607                         $       542,817
        (53,071)                                (58,004)                               (123,248)
----------------                        ----------------                        ----------------
        (51,915)                              1,322,603                                 419,569
----------------                        ----------------                        ----------------


           ----                                    ----                                 340,723
           ----                                (342,268)                                 47,404
----------------                        ----------------                        ----------------
           ----                                (342,268)                                388,127
----------------                        ----------------                        ----------------

           ----                              (1,831,489)                               (216,993)
----------------                        ----------------                        ----------------


$       (51,915)                        $      (851,154)                        $       590,703
================                        ================                        ================

            Money Market                             Commodity                              Total Return
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (51,915)    $       (53,548)    $     1,322,603     $     1,159,255     $       419,569     $       204,095
           ----                ----            (342,268)           (493,768)            388,127             517,113
           ----                ----          (1,831,489)          1,055,018            (216,993)             15,302
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (51,915)            (53,548)           (851,154)          1,720,505             590,703             736,510
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         92,411           2,236,674             696,991             321,067           6,143,455           3,116,643
        897,157            (645,231)            (99,547)           (607,472)          4,801,543           4,315,000
     (1,458,766)         (1,695,981)           (381,830)           (213,177)         (1,260,646)         (1,667,896)
           ----                ----              (1,316)             (2,651)            (49,651)            (22,048)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (469,198)           (104,538)            214,298            (502,233)          9,634,701           5,741,699
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (521,113)           (158,086)           (636,856)          1,218,272          10,225,404           6,478,209
      6,321,784           6,479,870           9,525,345           8,307,073          13,304,657           6,826,448
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     5,800,671     $     6,321,784     $     8,888,489     $     9,525,345     $    23,530,061     $    13,304,657
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                       American Century
                                                                                ------------------------------

                                                                                   Mid Cap
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      16,087
 Mortality and expense risk charge                                                     (6,411)
                                                                                --------------
Net investment income(loss)                                                             9,676
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                       33,837
 Net realized gain(loss) on sale of fund shares                                        41,788
                                                                                --------------
Net realized gain(loss)                                                                75,625
                                                                                --------------

Change in unrealized appreciation/depreciation                                       (126,084)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (40,783)
                                                                                ==============

                                                                                           Mid Cap
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $       9,676   $      13,213
 Net realized gain(loss)                                                               75,625          19,960
 Net change in unrealized appreciation/depreciation                                  (126,084)        111,887
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (40,783)        145,060
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  253,299         112,716
 Subaccounts transfers (including fixed account), net                                 (58,165)        585,531
 Transfers for policyowner benefits and terminations                                  (67,153)        (42,225)
 Policyowner maintenance charges                                                         (196)           (138)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  127,785         655,884
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                 87,002         800,944
Net assets at beginning of period                                                   1,182,948         382,004
                                                                                --------------  --------------
Net assets at end of period                                                     $   1,269,950   $   1,182,948
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

          American Century                       Franklin Templeton                             MFS
------------------------------------    ------------------------------------    ------------------------------------

 International                             Global Inc.                            Utilities IC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        20,094                         $       505,506                         $        46,968
         (8,993)                                (52,653)                                 (6,851)
----------------                        ----------------                        ----------------
         11,101                                 452,853                                  40,117
----------------                        ----------------                        ----------------


           ----                                  58,786                                    ----
          3,632                                  62,323                                  53,792
----------------                        ----------------                        ----------------
          3,632                                 121,109                                  53,792
----------------                        ----------------                        ----------------

       (231,637)                               (791,791)                                (23,439)
----------------                        ----------------                        ----------------


$      (216,904)                        $      (217,829)                        $        70,470
================                        ================                        ================

           International                             Global Inc.                            Utilities IC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        11,101     $        17,371     $       452,853     $         60,919    $        40,117     $        12,849
          3,632             (20,607)            121,109              253,061             53,792              17,462
       (231,637)            146,349            (791,791)             559,293            (23,439)             43,974
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (216,904)            143,113            (217,829)             873,273             70,470              74,285
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        276,711             164,111           1,738,584            1,051,936             68,713              20,728
        (10,288)            130,599            (138,983)             605,733            751,895             (92,284)
       (100,845)            (52,678)           (549,293)            (732,873)           (17,691)            (56,406)
           (147)               (155)            (10,346)              (5,828)              (163)               (191)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        165,431             241,877           1,039,962              918,968            802,754            (128,153)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (51,473)            384,990             822,133            1,792,241            873,224             (53,868)
      1,406,391           1,021,401           7,631,398            5,839,157            653,052             706,920
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,354,918     $     1,406,391     $     8,453,531     $      7,631,398    $     1,526,276     $       653,052
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                             MFS
                                                                                ------------------------------

                                                                                   Research
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $       5,607
 Mortality and expense risk charge                                                    (10,367)
                                                                                --------------
Net investment income(loss)                                                            (4,760)
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                       618,670
                                                                                --------------
Net realized gain(loss)                                                               618,670
                                                                                --------------

Change in unrealized appreciation/depreciation                                       (525,492)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      88,418
                                                                                ==============

                                                                                           Research
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      (4,760)  $      39,331
 Net realized gain(loss)                                                              618,670          79,446
 Net change in unrealized appreciation/depreciation                                  (525,492)         52,708
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       88,418         171,485
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  683,626         849,837
 Subaccounts transfers (including fixed account), net                              (3,390,895)     (1,009,563)
 Transfers for policyowner benefits and terminations                                  (87,037)       (181,625)
 Policyowner maintenance charges                                                      (10,044)        (16,988)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                               (2,804,350)       (358,339)
                                                                                --------------  --------------

Total increase(decrease) in net assets                                             (2,715,932)       (186,854)
Net assets at beginning of period                                                   2,900,548       3,087,402
                                                                                --------------  --------------
Net assets at end of period                                                     $     184,616   $   2,900,548
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------

  Natural Res                                Zenith                                  S&P 500
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         9,450                         $         3,568                         $         2,012
        (16,627)                                   (976)                                 (1,806)
----------------                        ----------------                        ----------------
         (7,177)                                  2,592                                     206
----------------                        ----------------                        ----------------


           ----                                    ----                                   4,136
        128,354                                     694                                  22,132
----------------                        ----------------                        ----------------
        128,354                                     694                                  26,268
----------------                        ----------------                        ----------------

       (462,286)                                 (7,244)                                (28,512)
----------------                        ----------------                        ----------------


$      (341,109)                        $        (3,958)                        $        (2,038)
================                        ================                        ================

            Natural Res                                Zenith                                 S&P 500
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (7,177)    $        (2,469)    $         2,592     $         1,669     $           206     $         5,008
        128,354              61,029                 694               1,512              26,268              20,118
       (462,286)            318,793              (7,244)             10,605             (28,512)             12,811
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (341,109)            377,353              (3,958)             13,786              (2,038)             37,937
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,091,054             237,774                ----              16,873                  50                 750
       (228,080)            443,709              (1,859)             19,479            (347,931)            217,046
       (133,976)           (115,022)               ----              (4,744)             (2,413)               ----
        (11,232)             (3,511)                (69)                (67)               (162)               (135)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        717,766             562,950              (1,928)             31,541            (350,456)            217,661
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        376,657             940,303              (5,886)             45,327            (352,494)            255,598
      2,506,732           1,566,429             164,158             118,831             481,153             225,555
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,883,389     $     2,506,732     $       158,272     $       164,158     $       128,659     $       481,153
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                            Summit
                                                                                ------------------------------
                                                                                     EAFE
                                                                                     Intl.
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      16,692
 Mortality and expense risk charge                                                     (4,144)
                                                                                --------------
Net investment income(loss)                                                            12,548
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                        12,802
                                                                                --------------
Net realized gain(loss)                                                                12,802
                                                                                --------------

Change in unrealized appreciation/depreciation                                       (120,479)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (95,129)
                                                                                ==============

                                                                                          EAFE Intl.
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      12,548   $       6,106
 Net realized gain(loss)                                                               12,802              80
 Net change in unrealized appreciation/depreciation                                  (120,479)         52,711
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (95,129)         58,897
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                   21,460          16,545
 Subaccounts transfers (including fixed account), net                                 (17,079)        717,446
 Transfers for policyowner benefits and terminations                                  (45,273)        (22,719)
 Policyowner maintenance charges                                                         (358)           (343)
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                  (41,250)        710,929
                                                                                --------------  --------------

Total increase(decrease) in net assets                                               (136,379)        769,826
Net assets at beginning of period                                                     769,826            ----
                                                                                --------------  --------------
Net assets at end of period                                                     $     633,447   $     769,826
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

               Summit                                 T. Rowe                              Morgan Stanley
------------------------------------    ------------------------------------    ------------------------------------
      S&P                                                                           Emerging
     MidCap                                Blue Chip                                Markets
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         2,237                         $          ----                         $        27,551
         (1,931)                                (41,435)                                (38,257)
----------------                        ----------------                        ----------------
            306                                 (41,435)                                (10,706)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
          1,308                                 297,930                                 208,631
----------------                        ----------------                        ----------------
          1,308                                 297,930                                 208,631
----------------                        ----------------                        ----------------

        (11,230)                               (212,431)                             (1,546,979)
----------------                        ----------------                        ----------------


$        (9,616)                        $        44,064                         $    (1,349,054)
================                        ================                        ================

             S&P MidCap                              Blue Chip                            Emerging Markets
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           306     $         1,359     $       (41,435)    $       (34,442)    $       (10,706)    $        (4,510)
          1,308              (6,800)            297,930             184,649             208,631             233,778
        (11,230)             24,923            (212,431)            568,315          (1,546,979)            724,611
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (9,616)             19,482              44,064             718,522          (1,349,054)            953,879
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----              18,498           1,879,185             863,609           1,431,988             782,039
          5,632             281,203              13,292          (1,564,760)         (1,428,014)            993,901
         (4,133)               (250)           (199,238)           (238,690)           (335,478)           (368,082)
           (223)                (98)            (18,174)            (13,076)            (14,080)             (6,842)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
          1,276             299,353           1,675,065            (952,917)           (345,584)          1,401,016
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (8,340)            318,835           1,719,129            (234,395)         (1,694,638)          2,354,895
        318,835                ----           6,001,874           6,236,269           7,214,176           4,859,281
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       310,495     $       318,835     $     7,721,003     $     6,001,874     $     5,519,538     $     7,214,176
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                             DFA
                                                                                ------------------------------

                                                                                     Bond
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      45,244
 Mortality and expense risk charge                                                     (5,497)
                                                                                --------------
Net investment income(loss)                                                            39,747
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                       34,047
 Net realized gain(loss) on sale of fund shares                                         5,431
                                                                                --------------
Net realized gain(loss)                                                                39,478
                                                                                --------------

Change in unrealized appreciation/depreciation                                        (51,803)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $      27,422
                                                                                ==============

                                                                                             Bond
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      39,747   $        ----
 Net realized gain(loss)                                                               39,478            ----
 Net change in unrealized appreciation/depreciation                                   (51,803)           ----
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       27,422            ----
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  379,735            ----
 Subaccounts transfers (including fixed account), net                               1,541,422            ----
 Transfers for policyowner benefits and terminations                                   (1,756)           ----
 Policyowner maintenance charges                                                           (5)           ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                1,919,396            ----
                                                                                --------------  --------------

Total increase(decrease) in net assets                                              1,946,818            ----
Net assets at beginning of period                                                        ----            ----
                                                                                --------------  --------------
Net assets at end of period                                                     $   1,946,818   $        ----
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                       DFA
--------------------------------------------------------------------------------------------------------------------

     Small                                   Value                                   Fixed
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        42,708                         $       109,826                         $        23,521
         (4,583)                                 (9,750)                                (14,692)
----------------                        ----------------                        ----------------
         38,125                                 100,076                                   8,829
----------------                        ----------------                        ----------------


         54,105                                    ----                                  16,093
         (5,614)                                (31,446)                                 (5,953)
----------------                        ----------------                        ----------------
         48,491                                 (31,446)                                 10,140
----------------                        ----------------                        ----------------

       (301,115)                               (680,701)                                (31,381)
----------------                        ----------------                        ----------------


$      (214,499)                        $      (612,071)                        $       (12,412)
================                        ================                        ================

               Small                                   Value                                   Fixed
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        38,125     $          ----     $       100,076     $          ----     $         8,829     $          ----
         48,491                ----             (31,446)               ----              10,140                ----
       (301,115)               ----            (680,701)               ----             (31,381)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (214,499)               ----            (612,071)               ----             (12,412)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        657,464                ----           1,209,039                ----           1,861,903                ----
        955,643                ----           2,335,809                ----           3,523,397                ----
        (23,501)               ----             (30,818)               ----             (50,406)               ----
         (2,946)               ----              (9,482)               ----              (6,324)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      1,586,660                ----           3,504,548                ----           5,328,570                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,372,161                ----           2,892,477                ----           5,316,158                ----
           ----                ----                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,372,161     $          ----     $     2,892,477     $          ----     $     5,316,158     $          ----
================    ================    ================    ================    ================    ================

                                            AMERITAS LIFE INSURANCE CORP.
                                            -----------------------------
                                               SEPARATE ACCOUNT LLVA
                                               ---------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                             DFA
                                                                                ------------------------------

                                                                                    Large
                                                                                --------------

STATEMENTS OF OPERATIONS                                                             2011
------------------------                                                        --------------
Investment income:
 Dividend distributions received                                                $      16,398
 Mortality and expense risk charge                                                     (4,080)
                                                                                --------------
Net investment income(loss)                                                            12,318
                                                                                --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                         ----
 Net realized gain(loss) on sale of fund shares                                       (27,045)
                                                                                --------------
Net realized gain(loss)                                                               (27,045)
                                                                                --------------

Change in unrealized appreciation/depreciation                                        (75,355)
                                                                                --------------

Net increase(decrease) in net assets resulting
 from operations                                                                $     (90,082)
                                                                                ==============

                                                                                            Large
                                                                                ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2011            2010
-----------------------------------                                             --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                    $      12,318   $        ----
 Net realized gain(loss)                                                              (27,045)           ----
 Net change in unrealized appreciation/depreciation                                   (75,355)           ----
                                                                                --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                      (90,082)           ----
                                                                                --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                  934,458            ----
 Subaccounts transfers (including fixed account), net                                 123,883           1,132
 Transfers for policyowner benefits and terminations                                   (4,484)           ----
 Policyowner maintenance charges                                                          (10)           ----
                                                                                --------------  --------------
Net increase(decrease) from policyowner transactions                                1,053,847           1,132
                                                                                --------------  --------------

Total increase(decrease) in net assets                                                963,765           1,132
Net assets at beginning of period                                                       1,132            ----
                                                                                --------------  --------------
Net assets at end of period                                                     $     964,897   $       1,132
                                                                                ==============  ==============
The accompanying notes are an integral part of these financial statements.

               DFA
------------------------------------

    Targeted
----------------

      2011
----------------

$         8,050
         (3,056)
----------------
          4,994
----------------


          ----
         (8,522)
----------------
         (8,522)
----------------

        (17,421)
----------------


$       (20,949)
================

              Targeted
------------------------------------

      2011                2010
----------------    ----------------

$         4,994     $            (1)
         (8,522)               ----
        (17,421)                (20)
----------------    ----------------

        (20,949)                (21)
----------------    ----------------


        450,690                ----
        622,647              17,749
         (3,464)               ----
            (20)               ----
----------------    ----------------
      1,069,853              17,749
----------------    ----------------

      1,048,904              17,728
         17,728                ----
----------------    ----------------
$     1,066,632     $        17,728
================    ================

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010
                ------------------------------------------------

1.   ORGANIZATION
-----------------

     Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity products issued by ALIC.

     Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2011 there are ninety-eight subaccounts available within the Account listed as follows:

     Calvert Investment Management, Inc.                    Fidelity Management & Research Company,
     (formerly Calvert Asset Management                     continued
     Company, Inc.) (Advisor) (See Note 3)                   Fidelity, continued
      Calvert (Fund Series short cite)                        *Mid Cap IC
       *Balanced (Subaccount short cite)                      *Mid Cap SC
       *Mid Cap                                               *Strategic
       *Social Equity                                          (Commenced May 6, 2008)
       *Small Cap
       *Core Strategies                                     Invesco Advisors, Inc.
        (Commenced April 30, 2008)                           AIM
                                                              *Dividend
     Deutsche Investment Management Americas                   (Commenced April 29, 2011)
     Inc.                                                     *Health
      Scudder                                                 *Technology
       *Small Cap                                             *Intl. Growth
       *Small Mid Value                                        (Commenced May 6, 2008)
        (Commenced April 30, 2008)                            *Leisure
       *Thematic                                               (Commenced June 23, 2008)
        (Commenced May 16, 2008)
       *Growth                                              Janus Capital Management LLC
        (Commenced April 29, 2011)                           Janus(1)
                                                              *Growth(2)
     Fidelity Management & Research Company
      Fidelity                                              Neuberger Berman Management LLC
       *Overseas IC                                          Neuberger Berman
       *Inv. Grade Bond IC                                    *Balanced
       *Equity Income IC                                      *Growth
       *Growth IC                                             *Bond
       *High Income IC                                        *Partners
       *High Income SC                                        *Regency
       *Contrafund IC                                          (Commenced July 29, 2008)
       *Contrafund SC

                                      FS-59

1.   ORGANIZATION, continued
----------------------------

     Security Global Investors                              Wells Fargo Funds Management, LLC
      Rydex                                                  Wells Fargo
       *Nova                                                  *Discovery
       *NASDAQ                                                *Opportunity
       *Precious Metals
       *Inv. S&P 500                                        ProFunds Advisors LLC
       *Gov. Long Bond                                       ProFunds(3)
       *Inverse NASDAQ                                        *Bull(4)
       *Inv. Long Bond                                        *Europe(4)
       *Russell                                               *Mid-Cap(4)
       *Sector Rotation                                       *NASDAQ-100(4)
                                                              *Small-Cap(4)
     Third Avenue Management LLC                              *Small-Cap Value(4)
      Third Avenue                                            *Classic Dow(4)
       *Value                                                 *Bear(4)
                                                              *Short NASDAQ(4)
     The Vanguard Group. Inc.                                 *Short Small-Cap(4)
      Vanguard                                                *Short Dow(4)
       *Money Market                                          *UltraMid(4)
       *Equity Index                                          *UltraOTC(4)
       *Total Bond                                            *UltraSmall(4)
       *REIT Index                                            *UltraBull(4)
       *Mid-Cap                                               *U.S. Gov. Plus(4)
       *Stock Market Index                                    *Opportunity(4)
                                                              *Oil & Gas(4)
     The Vanguard Group. Inc.  and Wellington                 *Precious Metals(4)
     Management Company, LLP                                  *Real Estate(4)
      Vanguard                                                *High Yield
       *Equity Income                                         *Money Market

     AllianceBernstein L.P. and William Blair &             Pacific Investment Management Company
     Company, L.L.C.                                        LLC
      Vanguard                                               Pimco
       *Growth                                                *Commodity
                                                              *Total Return
     Wellington Management Company, LLP                        (Commenced May 1, 2009)
      Vanguard
       *High Yield Bond                                     American Century Investment Management,
       *Balanced                                            Inc.
                                                             American Century
     Schroder Investment Management North                     *Mid Cap
     America, Inc. and Baillie Gifford Overseas Ltd.           (Commenced April 30, 2008)
      Vanguard                                                *International
       *International                                          (Commenced May 16, 2008)

     Barrow, Hanley, Mewhinney & Strauss, Inc.              Franklin Advisers, Inc.
      Vanguard                                               Franklin Templeton
       *Diversified                                           *Global Inc.
                                                               (Commenced April 30, 2008)
     Granahan Investment Management, Inc.
      Vanguard
       *Small Company Growth

                                      FS-60

1.   ORGANIZATION, continued
----------------------------

     Massachusetts Financial Service Company                     Morgan Stanley Investment Management Inc.
      MFS                                                         Morgan Stanley
       *Utilities IC                                               *Emerging Markets
        (Commenced April 30, 2008)                                  (Commenced April 30, 2008)
       *Research
        (Commenced May 19, 2008)                                 Dimensional Fund Advisors LP
                                                                  DFA
     Calvert Investment Management, Inc.                           *Bond
     (formerly Calvert Asset Management                             (Commenced January 4, 2011)
     Company, Inc.) (See Note 3)                                   *Small
      Summit                                                        (Commenced January 3, 2011)
       *Natural Res                                                *Value
        (Commenced May 12, 2008)                                    (Commenced January 3, 2011)
       *Zenith                                                     *Fixed
        (Commenced December 12, 2008)                               (Commenced January 20, 2011)
       *S&P 500                                                    *Large
        (Commenced December 12, 2008)                               (Commenced December 23, 2010)
       *EAFE Intl.(5)                                              *Targeted
        (Commenced April 30, 2010)                                  (Commenced December 23, 2010)
       *S&P MidCap(5)
        (Commenced April 30, 2010)

     T. Rowe Price Associates, Inc.
      T. Rowe
       *Blue Chip
        (Commenced April 30, 2008)

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.
      (1)  Fund series name remained the same except Institutional Funds was removed.
      (2)  Subaccount name remained the same except Institutional Shares was added.
      (3)  Fund series name remained the same except Classic was removed.
      (4)  Subaccount names remained the same except ProFund VP was added.
      (5)  Subaccount names remained the same except Class 1 was added.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
--------------------------------------------------------------------------
continued
---------

     INVESTMENTS, continued
     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

       - Level 1 - Quoted market prices in active markets for identical assets or liabilities.
       - Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
       - Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

     CONTRACTS IN THE PAYOUT PHASE
     Net assets of each subaccount allocated to contracts in the payout phase are at market value. The mortality risk is fully borne by ALIC and may result in additional amounts being transferred into the variable annuity account by ALIC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ALIC. During the periods reflected in these financial statements there were no required adjustments. All assets are in the accumulation phase unless they are identified on the Statement of Net Assets.

     FEDERAL AND STATE INCOME TAXES
     The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.   RELATED PARTIES
--------------------

     Affiliates of ALIC provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2011 and 2010, as follows:

-------------------------------
                                                                   Management/
                                               Investment        Administrative
                                              Advisory Fee             Fee
                                            ----------------    ----------------
     Calvert:
      Balanced                                   0.00425             0.00275
      Mid Cap                                    0.00650             0.00250
      Social Equity                              0.00500             0.00200
      Small Cap                                  0.00850             0.00050
      Core Strategies                            0.00750             0.00050
     Summit:
      Natural Res                                0.00550             0.00100
      Zenith                                     0.00640             0.00100
      S&P 500                                    0.00250             0.00100
      EAFE Intl.                                 0.00560             0.00100
      S&P MidCap                                 0.00300             0.00100


4.   PURCHASES AND SALES OF INVESTMENTS
---------------------------------------

     The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2011 were as follows:

                                                Purchases            Sales
                                             ---------------     --------------
     Calvert:
      Balanced                               $       311,270     $      590,691
      Mid Cap                                         42,219             92,526
      Social Equity                                  126,953            247,046
      Small Cap                                       34,281             23,988
      Core Strategies                              2,046,324          3,371,931

     Scudder:
      Small Cap                                       23,701              3,738
      Small Mid Value                              1,569,236            936,726
      Thematic                                        21,886            243,386
      Growth                                         241,394             94,231

     Fidelity:
      Overseas IC                                    276,896            683,658
      Inv. Grade Bond IC                           8,521,099          3,276,567
      Equity Income IC                               587,772            596,339
      Growth IC                                    1,015,425            474,502
      High Income IC                               5,604,065          3,558,689
      High Income SC                                 240,347            651,379
      Contrafund IC                                1,358,888          1,883,959
      Contrafund SC                                  149,866          3,977,322
      Mid Cap IC                                   1,576,045          3,565,619
      Mid Cap SC                                     104,981            405,084
      Strategic                                    4,957,992          1,170,362

--------------------------------------------------

                                                Purchases            Sales
                                             ---------------     --------------
     AIM:
      Dividend                               $        49,268     $        6,534
      Health                                          10,907             25,092
      Technology                                     113,338            112,982
      Intl. Growth                                 2,159,484            350,729
      Leisure                                         15,917             34,172

     Janus:
      Growth                                             262              1,166

     Neuberger Berman:
      Balanced                                        25,283            253,692
      Growth                                            ----             19,297
      Bond                                           286,113            177,509
      Partners                                        98,638            366,570
      Regency                                        233,789            774,479

     Rydex:
      Nova                                        16,200,661         16,479,313
      NASDAQ                                       4,773,125          4,096,177
      Precious Metals                              6,352,797          7,516,885
      Inv. S&P 500                                 3,907,208          3,282,527
      Gov. Long Bond                               3,701,353          3,586,591
      Inverse NASDAQ                               1,106,271            878,868
      Inv. Long Bond                               3,403,026          3,799,499
      Russell                                      3,753,770          3,882,683
      Sector Rotation                                118,963            200,608

     Third Avenue:
      Value                                          984,678          4,582,961

     Vanguard:
      Money Market                                35,259,080         33,202,728
      Equity Index                                 4,262,555          3,319,024
      Total Bond                                   8,052,997          2,793,850
      REIT Index                                   4,031,357          2,124,085
      Mid-Cap                                      2,258,374          4,233,524
      Stock Market Index                           1,585,285          1,502,658
      Equity Income                                5,871,869          3,361,137
      Growth                                         464,009            698,325
      High Yield Bond                              2,697,090          1,915,802
      Balanced                                     1,984,204          1,956,585
      International                                3,498,168          5,550,181
      Diversified                                  3,050,987          4,634,582
      Small Company Growth                         1,941,070          3,797,626

     Wells Fargo:
      Discovery                                       95,551            113,898
      Opportunity                                      3,634            258,727

--------------------------------------------------

                                                Purchases            Sales
                                             ---------------     --------------
     ProFunds:
      Bull                                   $     8,518,449     $    8,543,588
      Europe                                           2,402              1,321
      Mid-Cap                                          1,029             21,855
      NASDAQ-100                                   3,381,230          3,352,673
      Small-Cap                                    2,834,600          2,892,402
      Small-Cap Value                                172,301            187,172
      Classic Dow                                  3,451,745          3,473,180
      Bear                                         2,515,306          2,617,794
      Short NASDAQ                                 2,138,611          2,302,069
      Short Small-Cap                              2,833,838          2,794,786
      Short Dow                                    1,879,279          1,866,363
      UltraMid                                     2,021,532          2,098,306
      UltraOTC                                       374,734            431,449
      UltraSmall                                   1,463,495          1,441,004
      UltraBull                                    1,628,288          1,575,402
      U.S. Gov. Plus                               2,652,366          3,100,881
      Opportunity                                  2,310,536          2,336,978
      Oil & Gas                                      227,508            352,983
      Precious Metals                              1,053,021          1,021,185
      Real Estate                                     12,567              3,959
      High Yield                                      32,410             32,297
      Money Market                                33,255,551         33,776,664

     Pimco:
      Commodity                                    3,868,206          2,331,306
      Total Return                                16,416,102          6,021,109

     American Century:
      Mid Cap                                      1,303,937          1,132,639
      International                                  453,374            276,842

     Franklin Templeton:
      Global Inc.                                  4,392,219          2,840,617

     MFS:
      Utilities IC                                 1,786,917            944,046
      Research                                       986,218          3,795,328

     Summit:
      Natural Res                                  2,055,736          1,345,147
      Zenith                                           4,964              4,299
      S&P 500                                         10,332            356,447
      EAFE Intl.                                     192,395            221,098
      S&P MidCap                                      18,505             16,922

     T. Rowe:
      Blue Chip                                    3,403,766          1,770,136

--------------------------------------------------

                                                Purchases            Sales
                                             ---------------     --------------
     Morgan Stanley:
      Emerging Markets                       $     2,488,227     $    2,844,517

     DFA:
      Bond                                         2,238,167            244,977
      Small                                        1,822,735            143,845
      Value                                        3,846,993            242,369
      Fixed                                        7,259,505          1,906,013
      Large                                        1,378,488            312,323
      Targeted                                     1,348,964            274,117


5.   FINANCIAL HIGHLIGHTS
-------------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2011, these fees range between .60 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Calvert:
Balanced
--------
2011                   2.12    2.47            621,503    1,347,428     1.21           0.60        3.94      3.97
2010                   2.04    2.38            752,716    1,569,332     1.38           0.60*      11.43     11.44
2009                   1.83    2.14            469,068      890,491     2.40           0.55       24.61     24.61
2008                   1.47    1.71            489,630      746,712     2.91           0.55      (31.70)   (31.70)
2007                   2.15    2.51            485,571    1,130,594     2.41           0.55        2.19      2.19

                                      FS-66

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Calvert, continued:
Mid Cap
-------
2011                  33.57   34.97             20,195      684,333     ----           0.60        1.72      1.72
2010                  33.01   34.38             22,583      751,568     ----           0.60*      30.69     30.70
2009                  25.26   26.30             23,376      595,166     ----           0.55       31.29     31.29
2008                  19.24   20.03             26,417      512,042     ----           0.55      (37.54)   (37.54)
2007                  30.80   32.07             31,613      980,181     ----           0.55        9.56      9.56

Social Equity
-------------
2011                  20.62   20.62             33,907      699,281     ----           0.60       (1.93)    (1.93)
2010                  21.03   21.03             39,109      822,444     0.06           0.60       16.56     16.56
2009                  18.04   18.04             39,480      712,271     0.41           0.55       33.53     33.53
2008                  13.51   13.51             41,306      558,097     ----           0.55      (36.15)   (36.15)
2007                  21.16   21.16             43,493      920,312     ----           0.55        9.38      9.38

Small Cap
---------
2011                  40.34   40.34             12,296      496,061     ----           0.60       (2.60)    (2.60)
2010                  41.42   41.42             11,992      496,718     ----           0.60*      36.66     36.66
2009                  30.31   30.31             13,344      404,444     0.05           0.55       34.04     34.04
2008                  22.61   22.61             29,103      658,096     ----           0.55      (37.35)   (37.35)
2007                  36.09   36.09              6,448      232,714     ----           0.55       11.18     11.18

Core Strategies
---------------
2011                  16.58   16.59            154,707    2,564,573     0.37           0.60      (13.35)   (13.34)
2010                  19.13   19.14            219,798    4,204,896     0.56           0.60*       9.92      9.93
2009                  17.40   17.41            102,006    1,775,400     1.54           0.55       42.65     42.65
2008                  12.20   12.21             70,297      857,680     1.40           0.55      (36.22)   (35.42)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Scudder:
Small Cap
---------
2011                  17.76   17.76              9,562      169,866     0.86           0.60       (4.98)    (4.98)
2010                  18.70   18.70              8,461      158,194     1.09           0.60*      25.65     25.65
2009                  14.88   14.88              8,760      130,348     1.54           0.55       25.88     25.88
2008                  11.82   11.82              7,599       89,822     2.19           0.55      (34.49)   (34.49)
2007                  18.04   18.04             57,376    1,035,175     0.84           0.55       (2.44)    (2.44)

Small Mid Value
---------------
2011                  11.64   11.64            210,811    2,454,104     0.96           0.60       (6.64)    (6.64)
2010                  12.47   12.47            166,454    2,075,608     1.68           0.60*      22.33     22.35
2009                  10.19   10.19            222,089    2,263,643     1.18           0.55       28.99     29.00
2008                   7.90    7.90            119,199      941,783     ----           0.55      (33.14)   (30.63)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

                                      FS-67

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Scudder, continued:
Thematic
--------
2011                   7.90    8.00              8,277       66,255     0.77           0.60      (14.90)    (8.01)
2010                   9.26    9.41             35,612      334,585     1.33           0.60*      12.98     14.10
2009                   8.24    8.32             50,028      416,478     0.93           0.55       18.49     43.04
2008                   5.82    5.82             17,752      103,318     ----           0.55      (48.17)   (48.17)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Growth
------
2011                  18.51   18.51              6,847      126,706     ----           0.60      (11.33)   (11.33)
2010                   ----    ----               ----         ----     ----           ----        ----      ----
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Fidelity:
Overseas IC
-----------
2011                  18.39   18.39            131,089    2,410,153     1.36           0.60      (17.66)   (17.66)
2010                  22.33   22.33            151,133    3,374,510     1.37           0.60       12.44     12.44
2009                  19.86   19.86            191,471    3,802,194     2.37           0.55       25.84     25.84
2008                  15.78   15.78            188,150    2,969,093     2.52           0.55      (44.11)   (44.11)
2007                  28.24   28.24            204,122    5,763,711     3.38           0.55       16.67     16.67

Inv. Grade Bond IC
------------------
2011                  17.36   22.45          1,165,342   20,317,950     3.81           0.60        6.69      6.70
2010                  16.27   21.04            916,976   14,995,570     3.94           0.60*       7.16      7.17
2009                  15.18   19.64            716,776   10,956,118     8.37           0.55       15.09     15.09
2008                  13.19   17.06            617,787    8,197,730     3.69           0.55       (3.78)    (3.78)
2007                  13.71   17.73            464,686    6,671,554     3.62           0.55        3.77      3.77

Equity Income IC
----------------
2011                  26.07   26.07             76,978    2,007,109     2.61           0.60        0.37      0.37
2010                  25.98   25.98             78,726    2,045,101     1.72           0.60       14.46     14.46
2009                  22.70   22.70             83,908    1,904,308     2.35           0.55       29.50     29.50
2008                  17.53   17.53             92,690    1,624,467     2.36           0.55      (42.97)   (42.97)
2007                  30.73   30.73            107,439    3,301,641     1.74           0.55        0.97      0.97

Growth IC
---------
2011                  37.24   37.24             91,581    3,410,810     0.44           0.60       (0.39)    (0.39)
2010                  37.39   37.39             77,388    2,893,607     0.31           0.60       23.43     23.43
2009                  30.29   30.29             75,579    2,289,503     0.43           0.55       27.59     27.59
2008                  23.74   23.74            104,673    2,485,255     0.82           0.55      (47.46)   (47.46)
2007                  45.19   45.19            107,623    4,863,314     0.82           0.55       26.27     26.27

                                      FS-68

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Fidelity, continued:
High Income IC
--------------
2011                   9.38    9.38            637,365    5,981,284     7.30           0.60        3.41      3.41
2010                   9.07    9.07            462,638    4,198,349     6.99           0.60       13.14     13.14
2009                   8.02    8.02            566,445    4,543,197    10.69           0.55       43.17     43.17
2008                   5.60    5.60            285,316    1,598,368    12.65           0.55      (25.40)   (25.40)
2007                   7.51    7.51            164,712    1,236,847     8.30           0.55        2.22      2.22

High Income SC
--------------
2011                  11.64   11.64             52,753      613,783     5.87           0.60        3.31      3.31
2010                  11.26   11.26             91,348    1,028,814     7.90           0.60*      13.12     13.12
2009                   9.96    9.96             67,609      673,141     7.06           0.55       42.99     42.99
2008                   6.96    6.96             95,260      663,299     6.03           0.55      (25.47)   (25.47)
2007                   9.34    9.34            233,765    2,184,110     8.20           0.55        2.09      2.09

Contrafund IC
-------------
2011                  35.05   35.05            419,721   14,712,839     1.02           0.60       (3.11)    (3.11)
2010                  36.18   36.18            436,022   15,774,180     1.24           0.60       16.52     16.52
2009                  31.05   31.05            462,986   14,375,156     1.38           0.55       34.97     34.97
2008                  23.00   23.00            535,745   12,324,624     1.06           0.55      (42.83)   (42.83)
2007                  40.24   40.24            503,855   20,274,232     1.00           0.55       16.95     16.95

Contrafund SC
-------------
2011                  35.41   35.41             52,161    1,846,792     0.75           0.60       (3.22)    (3.22)
2010                  36.58   36.58            152,334    5,572,726     1.12           0.60*      16.42     16.42
2009                  31.42   31.42            159,662    5,016,972     1.27           0.55       34.92     34.92
2008                  23.29   23.29            229,913    5,354,485     1.07           0.55      (42.93)   (42.93)
2007                  40.81   40.81            217,488    8,875,080     0.80           0.55       16.86     16.86

Mid Cap IC
----------
2011                  43.10   43.10            214,093    9,227,282     0.23           0.60      (11.15)   (11.15)
2010                  48.51   48.51            255,573   12,396,633     0.40           0.60       28.07     28.07
2009                  37.88   37.88            210,022    7,954,634     0.71           0.55       39.32     39.32
2008                  27.19   27.19            207,460    5,639,934     0.49           0.55      (39.77)   (39.77)
2007                  45.14   45.14            187,619    8,469,044     0.90           0.55       14.99     14.99

Mid Cap SC
----------
2011                  42.79   42.79             25,464    1,089,561     0.13           0.60      (11.25)   (11.25)
2010                  48.21   48.21             31,979    1,541,755     0.28           0.60*      27.95     27.95
2009                  37.68   37.68             29,568    1,114,124     0.64           0.55       39.25     39.25
2008                  27.06   27.06             29,289      792,554     0.32           0.55      (39.84)   (39.84)
2007                  44.98   44.98             36,668    1,649,310     0.68           0.55       14.85     14.85

                                      FS-69

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Fidelity, continued:
Strategic
---------
2011                  13.88   13.90            431,236    5,986,905     5.82           0.60        4.04      4.04
2010                  13.34   13.36            181,357    2,419,543     5.57           0.60*       8.98      8.99
2009                  12.24   12.26            116,996    1,432,332     6.42           0.55       29.31     29.31
2008                   9.47    9.48             40,254      381,141     9.69           0.55      (11.58)    (9.96)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

AIM:
Dividend
--------
2011                  13.98   13.98              2,820       39,438     ----           0.60       (8.06)    (8.06)
2010                   ----    ----               ----         ----     ----           ----        ----      ----
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Health
------
2011                  22.70   22.70              2,642       59,977     ----           0.60        3.33      3.33
2010                  21.97   21.97              3,207       70,451     ----           0.60*       4.68      4.68
2009                  20.98   20.98              2,252       47,250     0.31           0.55       26.98     26.98
2008                  16.53   16.53              3,345       55,276     ----           0.55      (29.01)   (29.01)
2007                  23.28   23.28              3,343       77,822     ----           0.55       11.24     11.24

Technology
----------
2011                  14.32   14.32              8,552      122,454     0.19           0.60       (5.62)    (5.62)
2010                  15.17   15.17              8,681      131,696     ----           0.60*      20.59     20.59
2009                  12.58   12.58              5,969       75,093     ----           0.55       56.54     56.54
2008                   8.04    8.04              5,699       45,796     ----           0.55      (44.81)   (44.81)
2007                  14.56   14.56              7,649      111,378     ----           0.55        7.11      7.11

Intl. Growth
------------
2011                  27.95   27.96             79,146    2,212,616     0.70           0.60       (7.30)    (7.30)
2010                  30.15   30.16             20,015      603,587     2.34           0.60*      12.19     12.20
2009                  26.87   26.88             17,399      467,673     2.08           0.55       34.50     34.50
2008                  19.98   19.98              8,790      175,662     1.01           0.55      (37.43)   (37.08)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Leisure
-------
2011                  11.00   11.00              6,466       71,144     0.44           0.60       (4.43)    (4.43)
2010                  11.51   11.51              8,069       92,899     0.39           0.60       21.15     21.15
2009                   6.55    9.50              3,844       36,526     4.13           0.55       (1.94)    32.05
2008                   7.20    7.20              1,251        9,000     1.46           0.55      (34.28)   (34.28)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

                                      FS-70

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Janus:
Growth
------
2011                  22.82   22.82              1,855       42,336     0.59           0.60       (5.86)    (5.86)
2010                  24.24   24.24              1,891       45,843     1.10           0.60*      13.85     13.85
2009                  21.30   21.30              1,893       40,319     0.51           0.55       35.61     35.61
2008                  15.70   15.70              3,118       48,970     0.73           0.55      (40.05)   (40.05)
2007                  26.20   26.20              4,306      112,804     0.71           0.55       14.46     14.46

Neuberger Berman:
Balanced
--------
2011                  27.85   27.85              7,776      216,558     0.24           0.60       (1.22)    (1.22)
2010                  28.19   28.19             15,385      433,769     1.00           0.60*      18.13     18.13
2009                  23.87   23.87             15,817      377,500     3.37           0.55       21.80     21.80
2008                  19.60   19.60             15,766      308,948     3.67           0.55      (39.48)   (39.48)
2007                  32.38   32.38             17,328      561,064     1.19           0.55       14.97     14.97

Growth
------
2011                  48.07   48.07              2,592      124,583     ----           0.60       (0.81)    (0.81)
2010                  48.46   48.46              2,966      143,742     ----           0.60*      30.56     30.56
2009                  37.12   37.12              2,512       93,230     ----           0.55       29.65     29.65
2008                  28.63   28.63              4,640      132,841     ----           0.55      (43.99)   (43.99)
2007                  51.12   51.12              7,427      379,630     ----           0.55       22.02     22.02

Bond
----
2011                  21.02   21.02              8,112      170,537     4.94           0.60       (0.31)    (0.31)
2010                  21.09   21.09              3,371       71,089     2.88           0.60*       4.67      4.67
2009                  20.15   20.15              1,612       32,467     2.12           0.55       12.71     12.71
2008                  17.88   17.88              9,992      178,603     4.34           0.55      (13.90)   (13.90)
2007                  20.76   20.76             11,367      236,003     2.74           0.55        4.20      4.20

Partners
--------
2011                  15.50   27.73             39,727      963,318     ----           0.60      (11.89)   (11.89)
2010                  17.59   31.47             49,947    1,395,310     0.67           0.60*      14.98     14.99
2009                  15.30   27.37             64,157    1,478,010     2.71           0.55       55.22     55.22
2008                   9.85   17.63             56,119      913,228     0.96           0.55      (54.61)   (52.65)
2007                  37.24   37.24             18,981      706,916     0.60           0.55        8.73      8.73

Regency
-------
2011                  14.64   14.91              8,996      133,324     0.45           0.60       (7.05)    (7.05)
2010                  15.75   16.04             43,300      693,253     0.56           0.60*      25.43     25.44
2009                  12.56   12.79             13,733      175,407     3.97           0.55       36.21     45.76
2008                   8.77    8.77              2,268       19,895     0.56           0.55      (39.70)   (39.70)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

                                      FS-71

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Rydex:
Nova
----
2011                   7.31    9.91             55,196      493,508     0.04           0.60       (1.76)    (1.76)
2010                   7.44   10.09            110,254      850,046     0.30           0.60*      19.25     19.26
2009                   6.24    8.46             94,107      667,603     1.15           0.55       34.77     34.77
2008                   4.63    6.28            125,159      671,178     0.40           0.55      (54.72)   (54.72)
2007                  10.23   13.87             78,090      940,125     0.47           0.55        0.57      0.57

NASDAQ
------
2011                  18.70   19.23             98,651    1,855,527     ----           0.60        1.56      1.56
2010                  18.41   18.94             60,595    1,128,108     ----           0.60*      17.78     17.79
2009                  15.64   16.08             79,856    1,252,555     ----           0.55       51.17     51.17
2008                  10.34   10.63             52,939      550,387     0.13           0.55      (42.23)   (42.23)
2007                  17.90   18.41             77,132    1,392,619     0.07           0.55       17.18     17.18

Precious Metals
---------------
2011                  13.46   13.93            428,728    5,948,768     0.07           0.60      (24.61)   (24.61)
2010                  17.85   18.48            513,764    9,419,087     ----           0.60*      37.25     37.27
2009                  13.00   13.47            472,733    6,288,045     ----           0.55       48.42     48.42
2008                   8.76    9.07            447,339    4,000,811     ----           0.55      (38.90)   (38.90)
2007                  14.34   14.85            340,976    4,989,846     ----           0.55       18.90     18.90

Inv. S&P 500
------------
2011                   3.54    3.93            411,712    1,530,490     ----           0.60       (9.59)    (9.59)
2010                   3.91    4.35            263,534    1,084,408     ----           0.60*     (17.45)   (17.45)
2009                   4.74    5.27            181,645      921,357     ----           0.55      (27.95)   (27.95)
2008                   6.58    7.32            173,915    1,207,070     0.92           0.55       38.48     38.48
2007                   4.75    5.28            172,085      877,066     2.80           0.55        0.27      0.27

Gov. Long Bond
--------------
2011                  19.65   25.75             75,558    1,538,609     1.81           0.60       40.67     40.67
2010                  13.97   18.31             74,036    1,065,660     2.17           0.60*       9.49      9.50
2009                  12.76   16.72             66,101      873,001     2.32           0.55      (31.92)   (31.92)
2008                  18.74   24.56             98,915    1,917,515     2.74           0.55       44.06     44.06
2007                  13.01   17.05            122,027    1,690,171     3.59           0.55        9.16      9.16

Inverse NASDAQ
--------------
2011                  11.43   11.43             35,688      407,870     ----           0.60      (10.61)   (10.61)
2010                  12.79   12.79             18,745      239,671     ----           0.60      (21.74)   (21.74)
2009                  16.34   16.34             11,207      183,077     0.09           0.55      (40.41)   (40.41)
2008                  27.41   27.41             15,385      421,745     0.35           0.55       47.21     47.21
2007                  18.62   18.62              5,161       96,106     2.91           0.55      (11.77)   (11.77)

                                      FS-72

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Rydex, continued:
Inv. Long Bond
--------------
2011                  10.50   10.50             18,143      190,426     ----           0.60      (30.85)   (30.85)
2010                  15.18   15.18             61,922      939,906     ----           0.60      (13.33)   (13.33)
2009                  17.51   17.51             46,269      810,311     ----           0.55       18.76     18.76
2008                  14.75   14.75              6,777       99,946     0.46           0.55      (30.59)   (30.59)
2007                  21.25   21.25              7,004      148,805     3.57           0.55       (5.04)    (5.04)

Russell
-------
2011                  29.83   29.83             20,342      606,898     ----           0.60      (12.71)   (12.71)
2010                  34.18   34.18             26,135      893,212     ----           0.60       37.02     37.02
2009                  24.94   24.94             26,714      666,314     ----           0.55       32.58     32.58
2008                  18.81   18.81             28,404      534,364     0.22           0.55      (51.63)   (51.63)
2007                  38.90   38.90             20,979      815,994     2.03           0.55       (7.25)    (7.25)

Sector Rotation
---------------
2011                  13.13   13.13             65,409      858,817     ----           0.60       (7.12)    (7.12)
2010                  14.14   14.14             71,023    1,004,000     ----           0.60       10.54     10.54
2009                  12.79   12.79             84,356    1,078,731     0.09           0.55       26.60     26.60
2008                  10.10   10.10             98,090      990,824     ----           0.55      (41.06)   (41.06)
2007                  17.14   17.14            114,316    1,959,170     ----           0.55       22.07     22.07

Third Avenue:
Value
-----
2011                  22.15   23.09            187,934    4,185,913     1.70           0.60      (21.78)   (21.78)
2010                  28.32   29.51            312,857    9,029,353     3.66           0.60*      13.39     13.40
2009                  24.97   26.03            386,378    9,807,394     ----           0.55       44.56     44.56
2008                  17.28   18.00            485,016    8,534,628     0.78           0.55      (43.97)   (43.97)
2007                  30.83   32.13            472,613   14,827,118     2.30           0.55       (5.33)    (5.33)

Vanguard:
Money Market
------------
2011                   1.13    1.19         26,278,345   29,982,167     0.16           0.60       (0.43)    (0.43)
2010                   1.13    1.19         24,352,071   27,925,815     0.23           0.60*      (0.36)    (0.35)
2009                   1.14    1.20         33,313,069   38,281,301     0.65           0.55        0.06      0.06
2008                   1.14    1.19         48,030,390   55,210,191     2.76           0.55        2.26      2.26
2007                   1.11    1.17         48,131,794   54,415,617     5.10           0.55        4.66      4.66

Equity Index
------------
2011                  30.60   37.31            566,904   18,001,520     1.62           0.60        1.33      1.33
2010                  30.20   36.82            556,635   17,604,246     2.13           0.60*      14.23     14.24
2009                  26.44   32.23            618,741   17,067,218     2.63           0.55       25.75     25.75
2008                  21.02   25.63            639,316   14,112,873     2.34           0.55      (37.28)   (37.28)
2007                  35.52   40.87            762,415   26,625,611     1.53           0.55        4.80      4.80

                                      FS-73

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Vanguard, continued:
Total Bond
----------
2011                  15.41   18.25          1,678,238   26,331,478     2.94           0.60        7.01      7.01
2010                  14.40   17.05          1,384,293   20,207,933     3.98           0.60*       5.86      5.88
2009                  13.61   16.11          1,882,851   26,088,751     4.25           0.55        5.36      5.36
2008                  12.91   15.29          1,945,330   25,711,833     4.33           0.55        4.65      4.65
2007                  12.34   14.61          1,935,914   24,310,003     3.42           0.55        6.40      6.40

REIT Index
----------
2011                  24.79   31.93            556,935   14,077,981     1.63           0.60        7.79      7.79
2010                  22.99   29.62            491,398   11,578,352     2.87           0.60*      27.49     27.50
2009                  18.04   23.23            535,210    9,838,263     4.98           0.55       28.44     28.44
2008                  14.04   18.09            580,363    8,310,315     3.25           0.55      (37.59)   (37.59)
2007                  22.50   28.99            539,700   12,404,118     2.08           0.55      (17.06)   (17.06)

Mid-Cap
-------
2011                  21.44   23.74            635,190   13,664,612     1.07           0.60       (2.62)    (2.62)
2010                  22.01   24.38            722,575   15,971,898     0.88           0.60*      24.62     24.63
2009                  17.66   19.56            664,420   11,791,702     1.76           0.55       39.60     39.60
2008                  12.65   14.01            777,122    9,873,957     1.61           0.55      (42.14)   (42.14)
2007                  21.86   24.22            822,552   18,086,175     1.20           0.55        5.56      5.56

Stock Market Index
------------------
2011                  32.89   32.89            314,354   10,338,864     1.39           0.60        0.23      0.23
2010                  32.81   32.81            324,114   10,635,202     1.93           0.60       16.41     16.41
2009                  28.19   28.19            346,340    9,762,390     1.82           0.55       27.55     27.55
2008                  22.10   22.10            327,549    7,238,303     1.49           0.55      (37.63)   (37.63)
2007                  35.43   35.43            304,394   10,784,409     0.99           0.55        4.59      4.59

Equity Income
-------------
2011                  23.09   30.41            570,071   15,037,585     2.47           0.60        9.61      9.61
2010                  21.06   27.75            486,606   11,461,211     2.79           0.60*      14.03     14.04
2009                  18.47   24.33            453,761    9,489,043     5.39           0.55       16.13     16.13
2008                  15.91   20.95            518,223    9,314,197     3.62           0.55      (31.29)   (31.29)
2007                  23.15   30.49            482,703   12,683,561     2.51           0.55        3.96      3.96

Growth
------
2011                  13.09   13.72            390,906    5,130,067     0.65           0.60       (1.43)    (1.43)
2010                  13.27   13.92            409,553    5,450,440     0.74           0.60*      11.15     11.16
2009                  11.94   12.52            472,632    5,657,501     0.99           0.55       34.31     34.31
2008                   8.89    9.32            503,077    4,485,807     0.87           0.55      (38.06)   (38.06)
2007                  14.36   15.05            656,471    9,452,696     0.72           0.55        9.61      9.61

                                      FS-74

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Vanguard, continued:
High Yield Bond
---------------
2011                  11.89   15.37            589,645    7,146,454     7.02           0.60        6.30      6.30
2010                  11.18   14.45            559,934    6,368,083     6.86           0.60*      11.44     11.45
2009                  10.03   12.97            630,853    6,416,470     7.92           0.55       38.09     38.09
2008                   7.27    9.39            597,404    4,393,161     8.42           0.55      (22.38)   (22.38)
2007                   9.36   12.10            621,014    6,099,866     6.73           0.55        1.39      1.39

Balanced
--------
2011                  25.07   25.07            467,751   11,726,866     2.62           0.60        3.08      3.08
2010                  24.32   24.32            475,803   11,572,158     2.94           0.60       10.35     10.35
2009                  22.04   22.04            456,520   10,061,356     4.22           0.55       22.23     22.23
2008                  18.03   18.03            452,699    8,162,589     3.42           0.55      (23.00)   (23.00)
2007                  23.42   23.42            459,356   10,756,303     2.73           0.55        7.76      7.76

International
-------------
2011                  19.61   21.16          1,213,885   23,978,622     1.61           0.60      (14.05)   (14.05)
2010                  22.82   24.62          1,321,421   30,406,715     1.56           0.60*      15.03     15.04
2009                  19.83   21.40          1,277,144   25,590,556     3.99           0.55       42.00     42.00
2008                  13.97   15.07          1,507,184   21,268,887     2.57           0.55      (45.22)   (45.22)
2007                  25.50   27.51          1,624,733   41,962,849     1.61           0.55       16.77     16.77

Diversified
-----------
2011                  15.75   16.69            935,302   14,937,095     2.13           0.60        3.30      3.30
2010                  15.25   16.15          1,042,654   16,124,152     2.65           0.60*       8.68      8.69
2009                  14.03   14.86          1,172,885   16,673,342     4.22           0.55       26.23     26.23
2008                  11.12   11.77          1,249,193   14,079,983     2.83           0.55      (36.49)   (36.49)
2007                  17.51   18.54          1,107,816   19,768,594     1.78           0.55        3.36      3.36

Small Company Growth
--------------------
2011                  24.38   26.22            473,780   11,579,723     0.20           0.60        0.76      0.76
2010                  24.19   26.03            541,585   13,144,041     0.32           0.60*      31.00     31.01
2009                  18.47   19.87            521,497    9,654,833     1.04           0.55       38.62     38.62
2008                  13.32   14.33            530,570    7,087,900     0.67           0.55      (39.80)   (39.80)
2007                  22.13   23.81            518,349   11,521,567     0.50           0.55        3.20      3.20

Wells Fargo:
Discovery
---------
2011                  20.58   20.58             18,991      390,766     ----           0.60       (0.18)    (0.18)
2010                  20.61   20.61             19,800      408,136     ----           0.60*      34.75     34.75
2009                  15.30   15.30             16,399      250,865     ----           0.55       39.54     39.54
2008                  10.96   10.96             20,528      225,051     ----           0.55      (44.66)   (44.66)
2007                  19.81   19.81             18,963      375,675     ----           0.55       21.65     21.65

                                      FS-75

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Wells Fargo, continued
Opportunity
-----------
2011                  54.90   54.90              3,992      219,120     0.17           0.60       (6.08)    (6.08)
2010                  58.45   58.45              8,912      520,925     0.76           0.60*      23.03     23.03
2009                  47.51   47.51              9,731      462,305     ----           0.55       46.93     46.93
2008                  32.33   32.33             10,187      329,381     1.86           0.55      (40.43)   (40.43)
2007                  54.28   54.28             12,901      700,202     0.60           0.55        6.09      6.09

ProFunds:
Bull
----
2011                  27.45   27.45             96,162    2,639,847     ----           0.90       (0.92)    (0.92)
2010                  27.71   27.71            110,419    3,059,397     0.05           0.90       11.57     11.57
2009                  24.83   24.83             24,136      599,393     0.57           0.90       23.23     23.23
2008                  20.15   20.15             58,506    1,178,995     ----           0.90      (38.23)   (38.23)
2007                  32.62   32.62             21,372      697,200     0.47           0.90        2.62      2.62

Europe
------
2011                  24.65   24.65              2,505       61,752     0.96           0.90       (9.70)    (9.70)
2010                  27.30   27.30              2,471       67,459     1.11           0.90        1.71      1.71
2009                  26.84   26.84                837       22,459     1.01           0.90       31.11     31.11
2008                  20.47   20.47              1,345       27,539     1.70           0.90      (44.51)   (44.51)
2007                  36.89   36.89             33,583    1,238,891     1.16           0.90       13.55     13.55

Mid-Cap
-------
2011                  35.90   35.90                103        3,687     0.15           0.90       (4.80)    (4.80)
2010                  37.71   37.71                641       24,163     0.51           0.90       19.37     19.37
2009                  31.59   31.59                337       10,638     0.80           0.90       29.70     29.70
2008                  24.36   24.36              2,648       64,496     ----           0.90      (36.87)   (36.87)
2007                  38.58   38.58                866       33,420     0.11           0.90        0.06      0.06

NASDAQ-100
----------
2011                  18.47   18.47                717       13,233     ----           0.90        0.53      0.53
2010                  18.37   18.37                540        9,912     ----           0.90       17.19     17.19
2009                  15.68   15.68             10,211      160,066     ----           0.90       50.64     50.64
2008                  10.41   10.41                140        1,457     ----           0.90      (43.00)   (43.00)
2007                  18.26   18.26             15,006      273,961     ----           0.90       16.57     16.57

Small-Cap
---------
2011                  26.31   26.31                580       15,252     ----           0.90       21.98     21.98
2010                  27.90   27.90              1,380       38,497     ----           0.90        9.48      9.48
2009                  32.42   32.42              3,190      103,420     ----           0.90       24.94     24.94
2008                  25.94   25.94                349        9,058     0.02           0.90      (35.99)   (35.99)
2007                  40.53   40.53                264       10,721     0.16           0.90       (3.10)    (3.10)

                                      FS-76

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
ProFunds, continued:
Small-Cap Value
---------------
2011                  33.09   33.09                 31        1,037     ----           0.90       (4.98)    (4.98)
2010                  34.83   34.83                398       13,877     0.01           0.90       21.02     21.02
2009                  28.78   28.78                 38        1,080     0.09           0.90       19.35     19.35
2008                  24.11   24.11                723       17,425     ----           0.90      (31.31)   (31.31)
2007                  35.10   35.10                886       31,085     ----           0.90       (8.06)    (8.06)

Classic Dow
-----------
2011                  27.76   27.76                293        8,121     ----           0.90       (4.72)    (4.72)
2010                  26.68   26.68              2,141       57,126     ----           0.90        5.76      5.76
2009                  24.27   24.27              7,198      174,713     3.06           0.90       12.57     12.57
2008                  23.81   23.81              1,765       42,015     0.77           0.90      (37.72)   (37.72)
2007                  38.23   38.23              7,922      302,855     0.46           0.90       11.92     11.92

Bear
----
2011                  18.10   18.10              1,947       35,238     ----           0.90       (9.70)    (9.70)
2010                  20.04   20.04              6,010      120,470     ----           0.90      (18.53)   (18.53)
2009                  24.60   24.60             43,244    1,063,940     0.42           0.90      (28.51)   (28.51)
2008                  34.42   34.42              2,889       99,421     0.10           0.90       30.00     30.00
2007                  25.84   25.84                820       21,191     2.16           0.90       (3.05)    (3.05)

Short NASDAQ
------------
2011                   9.59    9.59              4,617       44,265                    0.90      (11.27)   (11.27)
2010                  10.81   10.81             22,809      246,491     ----           0.90      (21.89)   (21.89)
2009                  13.84   13.84             15,723      217,532     0.66           0.90      (41.19)   (41.19)
2008                  23.53   23.53             20,272      476,911     2.46           0.90       46.84     46.84
2007                  16.02   16.02             10,417      166,904     3.00           0.90      (12.26)   (12.26)

Short Small-Cap
---------------
2011                   7.64    7.64              5,386       41,156     ----           0.90      (12.14)   (12.14)
2010                   8.47    8.47               ----         ----     ----           0.90      (28.89)   (28.89)
2009                  11.90   11.90              7,257       86,334     1.65           0.90      (34.83)   (34.83)
2008                  17.72   17.72               ----         ----     3.89           0.90       45.43     45.43
2007                  15.18   15.18             20,065      304,673     0.63           0.90        2.33      2.33

Short Dow
---------
2011                   5.30    5.30              3,263       17,294     ----           0.90      (10.30)   (10.30)
2010                   6.15    6.15               ----         ----     ----           0.90       (1.12)    (1.12)
2009                  23.58   23.58                577       13,597     ----           0.90      (27.70)   (27.70)
2008                  31.84   31.84               ----         ----     ----           0.90       31.46     31.46
2007                  27.36   27.36                 93        2,537     5.37           0.90       (5.53)    (5.53)

                                      FS-77

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
ProFunds, continued:
UltraMid
--------
2011                  29.32   29.32                762       22,353     ----           0.90      (14.42)   (14.42)
2010                  34.25   34.25              3,347      114,646     ----           0.90       48.35     48.35
2009                  23.09   23.09              3,548       81,929     ----           0.90       64.31     64.31
2008                  14.05   14.05              1,689       23,729     0.75           0.90      (67.77)   (67.77)
2007                  43.60   43.60                141        6,154     0.82           0.90        5.02      5.02

UltraOTC
--------
2011                  21.15   21.15              5,412      114,443     ----           0.90       (2.08)    (2.08)
2010                  21.59   21.59              8,492      183,376     ----           0.90       39.50     39.50
2009                  15.84   15.84              7,717      122,271     ----           0.90      117.39    117.39
2008                   7.29    7.29             25,438      185,410     ----           0.90      (92.71)   (92.71)
2007                  55.64   55.64             13,543      753,499     ----           0.90       27.33     27.33

UltraSmall
----------
2011                  18.14   18.14              1,200       21,773     ----           0.90      (19.56)   (19.56)
2010                  22.55   22.55              4,002       90,246     ----           0.90       47.12     47.12
2009                  15.33   15.33              9,680      148,369     ----           0.90       38.94     38.94
2008                  11.03   11.03              8,165       90,069     0.51           0.90      (66.49)   (66.49)
2007                  32.92   32.92              7,657      252,043     1.91           0.90      (13.96)   (13.96)

UltraBull
---------
2011                  13.29   13.29              2,527       33,588     ----           0.90       (5.68)    (5.68)
2010                  14.09   14.09                849       11,968     ----           0.90       21.07     21.07
2009                  11.64   11.64             10,467      121,827     0.22           0.90       43.32     43.32
2008                   8.12    8.12             11,026       89,542     0.40           0.90      (67.69)   (67.69)
2007                  25.13   25.13             71,811    1,804,875     0.84           0.90       (0.05)    (0.05)

U.S. Gov. Plus
--------------
2011                  51.99   51.99              1,220       63,417     0.28           0.90       42.23     42.23
2010                  36.55   36.55             13,159      480,948     0.48           0.90        9.12      9.12
2009                  33.49   33.49              4,849      162,430     0.03           0.90      (33.22)   (33.22)
2008                  50.16   50.16                933       46,792     1.84           0.90       48.39     48.39
2007                  33.80   33.80             28,719      970,789     3.52           0.90        9.12      9.12

Opportunity
-----------
2011                   7.50    7.50               ----         ----     ----           0.90      (37.65)   (37.65)
2010                  12.00   12.00               ----         ----     ----           0.90       (3.03)    (3.03)
2009                  14.25   14.25              1,617       23,050     0.35           0.90       14.99     14.99
2008                  10.87   10.87               ----         ----     ----           0.90      (26.74)   (26.74)
2007                  18.48   18.48                965       17,835     ----           0.90       (5.32)    (5.32)

                                      FS-78

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
ProFunds, continued:
Oil & Gas
---------
2011                  63.58   63.58              1,925      122,371     0.19           0.90        1.33      1.33
2010                  62.74   62.74              3,827      240,128     0.49           0.90       16.71     16.71
2009                  53.76   53.76              5,413      290,989     ----           0.90       14.47     14.47
2008                  46.97   46.97              5,038      236,619     ----           0.90      (37.51)   (37.51)
2007                  75.16   75.16              5,476      411,581     ----           0.90       31.28     31.28

Precious Metals
---------------
2011                  51.54   51.54             12,562      647,445     ----           0.90      (19.94)   (19.94)
2010                  64.37   64.37             12,175      783,758     ----           0.90       31.74     31.74
2009                  48.86   48.86             24,551    1,199,649     0.73           0.90       34.12     34.12
2008                  36.43   36.43             13,938      507,796     4.41           0.90      (31.38)   (31.38)
2007                  53.09   53.09             30,790    1,634,741     3.07           0.90       21.36     21.36

Real Estate
-----------
2011                  52.85   52.85              1,549       81,891     ----           0.90        3.81      3.81
2010                  50.91   50.91              1,358       69,148     3.34           0.90       23.57     23.57
2009                  41.20   41.20                277       11,411     0.63           0.90       26.75     26.75
2008                  32.50   32.50                236        7,684     ----           0.90      (41.78)   (41.78)
2007                  55.84   55.84              3,043      169,922     0.65           0.90      (20.34)   (20.34)

High Yield
----------
2011                  32.80   32.80                180        5,906     0.74           0.90        1.83      1.83
2010                  32.21   32.21                180        5,800    32.51           0.90       15.35     15.35
2009                  27.92   27.92                803       22,427     1.05           0.90       31.09     31.09
2008                  27.05   27.05                783       21,177     4.80           0.90       (6.46)    (6.46)
2007                  28.92   28.92                851       24,615    10.59           0.90       (1.32)    (1.32)

Money Market
------------
2011                   1.04    1.04          5,595,656    5,800,671     0.02           0.90       (0.87)    (0.87)
2010                   1.05    1.05          6,045,193    6,321,784     0.02           0.90       (0.87)    (0.87)
2009                   1.05    1.05          6,142,228    6,479,870     0.03           0.90       (0.87)    (0.87)
2008                   1.06    1.06          9,449,745   10,056,327     0.86           0.90       (0.07)    (0.07)
2007                   1.06    1.06         10,708,522   11,403,574     3.71           0.90        2.84      2.84

Pimco:
Commodity
---------
2011                  11.17   13.08            685,085    8,888,489    14.20           0.60       (8.11)    (8.11)
2010                  12.16   14.24            671,305    9,525,345    15.22           0.60*      23.78     23.79
2009                   9.82   11.50            723,161    8,307,073     6.17           0.55       16.06     40.76
2008                   8.17    8.17            659,659    5,390,685     4.51           0.55      (44.10)   (44.10)
2007                  14.62   14.62            610,037    8,917,987     4.61           0.55       22.56     22.56

                                      FS-79

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Pimco, continued:
Total Return
------------
2011                  12.69   12.70          1,853,223   23,530,061     2.63           0.60        2.99      2.99
2010                  12.32   12.33          1,079,130   13,304,657     2.41           0.60*       7.46      7.47
2009                  11.46   11.48            594,952    6,826,448     2.91           0.55        8.14      9.39
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

American Century:
Mid Cap
-------
2011                  14.74   14.74             86,176    1,269,950     1.50           0.60       (1.28)    (1.28)
2010                  14.93   14.93             79,241    1,182,948     2.56           0.60*      18.54     18.55
2009                  12.59   12.60             30,331      382,004     4.72           0.55       29.23     29.23
2008                   9.74    9.75             48,225      469,946     ----           0.55      (24.87)   (23.43)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

International
-------------
2011                   7.43    7.75            174,754    1,354,918     1.33           0.60      (19.20)   (12.57)
2010                   8.56    8.87            158,600    1,406,391     2.16           0.60*     (11.29)    12.62
2009                   7.73    7.87            129,744    1,021,401     1.65           0.55        3.22     33.03
2008                   5.92    5.94             73,397      434,426     ----           0.55      (43.47)    (4.44)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Franklin Templeton:
Global Inc.
-----------
2011                  23.41   23.42            361,081    8,453,531     5.72           0.60       (1.46)    (1.46)
2010                  23.76   23.77            321,201    7,631,398     1.43           0.60*      13.77     13.78
2009                  20.88   20.89            279,606    5,839,157    13.00           0.55       18.03     18.03
2008                  17.69   17.70            120,046    2,123,955     1.11           0.55        0.64      0.90
2007                   ----    ----               ----         ----     ----           ----        ----      ----

MFS:
Utilities IC
------------
2011                  28.91   28.93             52,786    1,526,276     4.07           0.60        6.15      6.15
2010                  27.24   27.25             23,975      653,052     2.77           0.60*      13.13     13.14
2009                  24.08   24.09             29,360      706,920     4.01           0.55       32.49     32.49
2008                  18.17   18.18             10,150      184,480     ----           0.55      (38.64)   (36.66)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

                                      FS-80

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
MFS, continued:
Research
--------
2011                  11.25   11.26             16,397      184,616     0.33           0.60      (11.46)   (11.41)
2010                  12.70   12.72            228,090    2,900,548     1.92           0.60*      10.15     10.16
2009                  11.53   11.55            267,416    3,087,402     0.14           0.55       30.14     30.14
2008                   8.86    8.87              6,058       53,725     ----           0.55      (42.51)   (41.44)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Summit:
Natural Res
-----------
2011                  49.34   49.35             58,436    2,883,389     0.34           0.60      (10.66)   (10.66)
2010                  55.23   55.24             45,383    2,506,732     0.45           0.60*      16.52     16.53
2009                  47.40   47.40             33,045    1,566,429     0.42           0.55       30.36     30.36
2008                  36.36   36.37              9,276      337,322     0.14           0.55      (47.80)   (47.64)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Zenith
------
2011                  67.35   67.35              2,350      158,272     2.18           0.60       (2.27)    (2.27)
2010                  68.92   68.92              2,382      164,158     1.95           0.60*      10.95     10.95
2009                  62.12   62.12              1,913      118,831     2.14           0.55       24.72     24.72
2008                  49.81   49.81              2,087      103,930     0.52           0.55        2.82      2.82
2007                   ----    ----               ----         ----     ----           ----        ----      ----

S&P 500
-------
2011                  85.90   85.90              1,498      128,659     0.67           0.60        1.12      1.12
2010                  84.94   84.94              5,664      481,153     2.38           0.60*      14.02     14.02
2009                  74.50   74.50              3,028      225,555     1.98           0.55       25.42     25.42
2008                  59.40   59.40              2,916      173,197     1.70           0.55        2.79      2.79
2007                   ----    ----               ----         ----     ----           ----        ----      ----

EAFE Intl.
----------
2011                  65.37   65.38              9,689      633,447     2.41           0.60      (13.23)   (13.23)
2010                  75.34   75.35             10,217      769,826     1.30           0.60*       7.85      7.85
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

S&P MidCap
----------
2011                  66.65   66.65              4,658      310,495     0.69           0.60       (2.82)    (2.82)
2010                  68.59   68.59              4,649      318,835     1.05           0.60*      10.53     10.53
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

                                      FS-81

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
T. Rowe:
Blue Chip
---------
2011                  11.17   11.17            691,294    7,721,003     ----           0.60        0.91      0.91
2010                  11.07   11.07            542,249    6,001,874     ----           0.60*      15.70     15.71
2009                   9.57    9.57            651,881    6,236,269     ----           0.55       41.41     41.41
2008                   6.77    6.77            486,961    3,294,309     0.20           0.55      (40.28)   (39.16)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Morgan Stanley:
Emerging Markets
----------------
2011                  17.04   17.04            323,894    5,519,538     0.43           0.60      (18.70)   (18.70)
2010                  20.96   20.97            344,150    7,214,176     0.51           0.60*      18.31     18.33
2009                  17.72   17.72            274,268    4,859,281     ----           0.55       68.91     68.92
2008                  10.49   10.49             88,926      932,732     ----           0.55      (54.10)   (54.05)
2007                   ----    ----               ----         ----     ----           ----        ----      ----

DFA:
Bond
----
2011                  11.16   11.16            174,470    1,946,818     4.81           0.60        3.90      3.90
2010                   ----    ----               ----         ----     ----           ----        ----      ----
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Small
-----
2011                   9.55    9.55            143,663    1,372,161     5.49           0.60      (15.70)   (15.70)
2010                   ----    ----               ----         ----     ----           ----        ----      ----
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Value
-----
2011                  10.15   10.15            285,076    2,892,477     6.63           0.60      (18.31)   (18.31)
2010                   ----    ----               ----         ----     ----           ----        ----      ----
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Fixed
-----
2011                  10.18   10.18            521,972    5,316,158     0.92           0.60       (0.15)    (0.15)
2010                   ----    ----               ----         ----     ----           ----        ----      ----
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

                                      FS-82

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
DFA, continued:
Large
-----
2011                  14.50   14.50             66,565      964,897     2.37           0.60       (4.00)    (4.00)
2010                  15.10   15.10                 75        1,132     ----           0.60      (39.83)   (39.83)
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

Targeted
--------
2011                  11.06   11.06             96,423    1,066,632     1.55           0.60       (5.12)    (5.12)
2010                  11.66   11.66              1,521       17,728     ----           0.60       (0.27)    (0.27)
2009                   ----    ----               ----         ----     ----           ----        ----      ----
2008                   ----    ----               ----         ----     ----           ----        ----      ----
2007                   ----    ----               ----         ----     ----           ----        ----      ----

          - Due to fee changes during the period ended December 31, 2010, for subaccounts marked with an asterisk (*) the minimum expense ratio was .55% and maximum of .60%.

6.   CHANGES IN UNITS OUTSTANDING
---------------------------------
The change in units outstanding for the periods ended December 31, were as follows:

                                                   2011                2010
                                             ---------------     ---------------
     Calvert:
     Balanced
     --------
     Units issued                                  292,175             594,631
     Units redeemed                               (423,388)           (310,983)
                                             ---------------      --------------
     Net increase(decrease)                       (131,213)            283,648
                                             ===============      ==============

     Mid Cap
     -------
     Units issued                                     ----                ----
     Units redeemed                                 (2,388)               (793)
                                             ---------------      --------------
     Net increase(decrease)                         (2,388)               (793)
                                             ===============      ==============

     Social Equity
     -------------
     Units issued                                   11,374               4,955
     Units redeemed                                (16,576)             (5,326)
                                             ---------------      --------------
     Net increase(decrease)                         (5,202)               (371)
                                             ===============      ==============

     Small Cap
     ---------
     Units issued                                    1,185               6,964
     Units redeemed                                   (881)             (8,316)
                                             ---------------      --------------
     Net increase(decrease)                            304              (1,352)
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Calvert, continued:
     Core Strategies
     ---------------
     Units issued                                  768,661             707,737
     Units redeemed                               (833,752)           (589,945)
                                             ---------------      --------------
     Net increase(decrease)                        (65,091)            117,792
                                             ===============      ==============

     Scudder:
     Small Cap
     ---------
     Units issued                                    1,414               5,608
     Units redeemed                                   (313)             (5,907)
                                             ---------------      --------------
     Net increase(decrease)                          1,101                (299)
                                             ===============      ==============

     Small Mid Value
     ---------------
     Units issued                                  398,249             429,304
     Units redeemed                               (353,892)           (484,939)
                                             ---------------      --------------
     Net increase(decrease)                         44,357             (55,635)
                                             ===============      ==============

     Thematic
     --------
     Units issued                                   62,307              66,254
     Units redeemed                                (89,642)            (80,670)
                                             ---------------      --------------
     Net increase(decrease)                        (27,335)            (14,416)
                                             ===============      ==============

     Growth
     ------
     Units issued                                   11,612                ----
     Units redeemed                                 (4,765)               ----
                                             ---------------      --------------
     Net increase(decrease)                          6,847                ----
                                             ===============      ==============

     Fidelity:
     Overseas IC
     -----------
     Units issued                                   63,251             117,439
     Units redeemed                                (83,295)           (157,777)
                                             ---------------      --------------
     Net increase(decrease)                        (20,044)            (40,338)
                                             ===============      ==============

     Inv. Grade Bond IC
     ------------------
     Units issued                                2,176,290           1,486,815
     Units redeemed                             (1,927,924)         (1,286,615)
                                             ---------------      --------------
     Net increase(decrease)                        248,366             200,200
                                             ===============      ==============

     Equity Income IC
     ----------------
     Units issued                                   25,683              32,734
     Units redeemed                                (27,431)            (37,916)
                                             ---------------      --------------
     Net increase(decrease)                         (1,748)             (5,182)
                                             ===============      ==============

     Growth IC
     ---------
     Units issued                                   50,598              38,042
     Units redeemed                                (36,405)            (36,233)
                                             ---------------      --------------
     Net increase(decrease)                         14,193               1,809
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Fidelity, continued:
     High Income IC
     --------------
     Units issued                                1,330,060           1,280,613
     Units redeemed                             (1,155,333)         (1,384,420)
                                             ---------------      --------------
     Net increase(decrease)                        174,727            (103,807)
                                             ===============      ==============

     High Income SC
     --------------
     Units issued                                   24,163             123,674
     Units redeemed                                (62,758)            (99,935)
                                             ---------------      --------------
     Net increase(decrease)                        (38,595)             23,739
                                             ===============      ==============

     Contrafund IC
     -------------
     Units issued                                  134,251             216,306
     Units redeemed                               (150,552)           (243,270)
                                             ---------------      --------------
     Net increase(decrease)                        (16,301)            (26,964)
                                             ===============      ==============

     Contrafund SC
     -------------
     Units issued                                   34,668              37,962
     Units redeemed                               (134,841)            (45,290)
                                             ---------------      --------------
     Net increase(decrease)                       (100,173)             (7,328)
                                             ===============      ==============

     Mid Cap IC
     ----------
     Units issued                                  140,106             253,200
     Units redeemed                               (181,586)           (207,649)
                                             ---------------      --------------
     Net increase(decrease)                        (41,480)             45,551
                                             ===============      ==============

     Mid Cap SC
     ----------
     Units issued                                    6,703               8,648
     Units redeemed                                (13,218)             (6,237)
                                             ---------------      --------------
     Net increase(decrease)                         (6,515)              2,411
                                             ===============      ==============

     Strategic
     ---------
     Units issued                                  647,449             296,118
     Units redeemed                               (397,570)           (231,757)
                                             ---------------      --------------
     Net increase(decrease)                        249,879              64,361
                                             ===============      ==============

     AIM:
     Dividend
     --------
     Units issued                                    3,403                ----
     Units redeemed                                   (583)               ----
                                             ---------------      --------------
     Net increase(decrease)                          2,820                ----
                                             ===============      ==============

     Health
     ------
     Units issued                                      486               2,205
     Units redeemed                                 (1,051)             (1,250)
                                             ---------------      --------------
     Net increase(decrease)                           (565)                955
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     AIM, continued:
     Technology
     ----------
     Units issued                                    4,260               8,658
     Units redeemed                                 (4,389)             (5,946)
                                             ---------------      --------------
     Net increase(decrease)                           (129)              2,712
                                             ===============      ==============

     Intl. Growth
     ------------
     Units issued                                  152,504              36,677
     Units redeemed                                (93,373)            (34,061)
                                             ---------------      --------------
     Net increase(decrease)                         59,131               2,616
                                             ===============      ==============

     Leisure
     -------
     Units issued                                   14,256              16,612
     Units redeemed                                (15,859)            (12,387)
                                             ---------------      --------------
     Net increase(decrease)                         (1,603)              4,225
                                             ===============      ==============

     Janus:
     Growth
     ------
     Units issued                                     ----                ----
     Units redeemed                                    (36)                 (2)
                                             ---------------      --------------
     Net increase(decrease)                            (36)                 (2)
                                             ===============      ==============

     Neuberger Berman:
     Balanced
     --------
     Units issued                                      242                 273
     Units redeemed                                 (7,851)               (705)
                                             ---------------      --------------
     Net increase(decrease)                         (7,609)               (432)
                                             ===============      ==============

     Growth
     ------
     Units issued                                      325                 894
     Units redeemed                                   (699)               (440)
                                             ---------------      --------------
     Net increase(decrease)                           (374)                454
                                             ===============      ==============

     Bond
     ----
     Units issued                                   13,063              12,386
     Units redeemed                                 (8,322)            (10,627)
                                             ---------------      --------------
     Net increase(decrease)                          4,741               1,759
                                             ===============      ==============

     Partners
     --------
     Units issued                                   33,849              75,576
     Units redeemed                                (44,069)            (89,786)
                                             ---------------      --------------
     Net increase(decrease)                        (10,220)            (14,210)
                                             ===============      ==============

     Regency
     -------
     Units issued                                   56,977             118,215
     Units redeemed                                (91,281)            (88,648)
                                             ---------------      --------------
     Net increase(decrease)                        (34,304)             29,567
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Rydex:
     Nova
     ----
     Units issued                                2,217,881           1,028,870
     Units redeemed                             (2,272,939)         (1,012,723)
                                             ---------------      --------------
     Net increase(decrease)                        (55,058)             16,147
                                             ===============      ==============

     NASDAQ
     ------
     Units issued                                  357,049             228,631
     Units redeemed                               (318,993)           (247,892)
                                             ---------------      --------------
     Net increase(decrease)                         38,056             (19,261)
                                             ===============      ==============

     Precious Metals
     ---------------
     Units issued                                  564,310             697,056
     Units redeemed                               (649,346)           (656,025)
                                             ---------------      --------------
     Net increase(decrease)                        (85,036)             41,031
                                             ===============      ==============

     Inv. S&P 500
     ------------
     Units issued                                1,167,053           1,227,409
     Units redeemed                             (1,018,875)         (1,145,520)
                                             ---------------      --------------
     Net increase(decrease)                        148,178              81,889
                                             ===============      ==============

     Gov. Long Bond
     --------------
     Units issued                                  254,694             124,705
     Units redeemed                               (253,172)           (116,770)
                                             ---------------      --------------
     Net increase(decrease)                          1,522               7,935
                                             ===============      ==============

     Inverse NASDAQ
     --------------
     Units issued                                  119,147             108,022
     Units redeemed                               (102,204)           (100,484)
                                             ---------------      --------------
     Net increase(decrease)                         16,943               7,538
                                             ===============      ==============

     Inv. Long Bond
     --------------
     Units issued                                  264,349             170,908
     Units redeemed                               (308,128)           (155,255)
                                             ---------------      --------------
     Net increase(decrease)                        (43,779)             15,653
                                             ===============      ==============

     Russell
     -------
     Units issued                                  135,095              74,140
     Units redeemed                               (140,888)            (74,719)
                                             ---------------      --------------
     Net increase(decrease)                         (5,793)               (579)
                                             ===============      ==============

     Sector Rotation
     ---------------
     Units issued                                   14,396              17,410
     Units redeemed                                (20,010)            (30,743)
                                             ---------------      --------------
     Net increase(decrease)                         (5,614)            (13,333)
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Third Avenue:
     Value
     -----
     Units issued                                   67,405             105,208
     Units redeemed                               (192,328)           (178,729)
                                             ---------------      --------------
     Net increase(decrease)                       (124,923)            (73,521)
                                             ===============      ==============

     Vanguard:
     Money Market
     ------------
     Units issued                               60,628,119          41,150,719
     Units redeemed                            (58,701,845)        (50,111,717)
                                             ---------------      --------------
     Net increase(decrease)                      1,926,274          (8,960,998)
                                             ===============      ==============

     Equity Index
     ------------
     Units issued                                  718,141             371,501
     Units redeemed                               (707,872)           (433,607)
                                             ---------------      --------------
     Net increase(decrease)                         10,269             (62,106)
                                             ===============      ==============

     Total Bond
     ----------
     Units issued                                1,401,439             997,475
     Units redeemed                             (1,107,494)         (1,496,033)
                                             ---------------      --------------
     Net increase(decrease)                        293,945            (498,558)
                                             ===============      ==============

     REIT Index
     ----------
     Units issued                                  551,255             449,072
     Units redeemed                               (485,718)           (492,884)
                                             ---------------      --------------
     Net increase(decrease)                         65,537             (43,812)
                                             ===============      ==============

     Mid-Cap
     -------
     Units issued                                  661,339             601,633
     Units redeemed                               (748,724)           (543,478)
                                             ---------------      --------------
     Net increase(decrease)                        (87,385)             58,155
                                             ===============      ==============

     Stock Market Index
     ------------------
     Units issued                                   55,383             109,842
     Units redeemed                                (65,143)           (132,068)
                                             ---------------      --------------
     Net increase(decrease)                         (9,760)           (22,226)
                                             ===============      ==============

     Equity Income
     -------------
     Units issued                                  895,833             241,493
     Units redeemed                               (812,368)           (208,648)
                                             ---------------      --------------
     Net increase(decrease)                         83,465              32,845
                                             ===============      ==============

     Growth
     ------
     Units issued                                  128,274             133,776
     Units redeemed                               (146,921)           (196,855)
                                             ---------------      --------------
     Net increase(decrease)                        (18,647)            (63,079)
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Vanguard, continued:
     High Yield Bond
     ---------------
     Units issued                                  376,655             443,673
     Units redeemed                               (346,944)           (514,592)
                                             ---------------      --------------
     Net increase(decrease)                         29,711             (70,919)
                                             ===============      ==============

     Balanced
     --------
     Units issued                                  179,302             198,518
     Units redeemed                               (187,354)           (179,235)
                                             ---------------      --------------
     Net increase(decrease)                         (8,052)             19,283
                                             ===============      ==============

     International
     -------------
     Units issued                                1,030,612             952,107
     Units redeemed                             (1,138,148)           (907,830)
                                             ---------------      --------------
     Net increase(decrease)                       (107,536)             44,277
                                             ===============      ==============

     Diversified
     -----------
     Units issued                                1,740,541           1,382,824
     Units redeemed                             (1,847,893)         (1,513,055)
                                             ---------------      --------------
     Net increase(decrease)                       (107,352)           (130,231)
                                             ===============      ==============

     Small Company Growth
     --------------------
     Units issued                                  441,713             576,904
     Units redeemed                               (509,518)           (556,816)
                                             ---------------      --------------
     Net increase(decrease)                        (67,805)             20,088
                                             ===============      ==============

     Wells Fargo:
     Discovery
     ---------
     Units issued                                    4,488               7,903
     Units redeemed                                 (5,297)             (4,502)
                                             ---------------      --------------
     Net increase(decrease)                           (809)              3,401
                                             ===============      ==============

     Opportunity
     -----------
     Units issued                                       73                 762
     Units redeemed                                 (4,993)             (1,581)
                                             ---------------      --------------
     Net increase(decrease)                         (4,920)               (819)
                                             ===============      ==============

     ProFunds:
     Bull
     ----
     Units issued                                  375,258             446,881
     Units redeemed                               (389,515)           (360,598)
                                             ---------------      --------------
     Net increase(decrease)                        (14,257)             86,283
                                             ===============      ==============

     Europe
     ------
     Units issued                                       59               5,708
     Units redeemed                                    (25)             (4,074)
                                             ---------------      --------------
     Net increase(decrease)                             34               1,634
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     ProFunds, continued:
     Mid-Cap
     -------
     Units issued                                       26               2,788
     Units redeemed                                   (564)             (2,484)
                                             ---------------      --------------
     Net increase(decrease)                           (538)                304
                                             ===============      ==============

     NASDAQ-100
     ----------
     Units issued                                  254,728             601,080
     Units redeemed                               (254,551)           (610,751)
                                             ---------------      --------------
     Net increase(decrease)                            177              (9,671)
                                             ===============      ==============

     Small-Cap
     ---------
     Units issued                                  120,987             186,114
     Units redeemed                               (121,787)           (187,924)
                                             ---------------      --------------
     Net increase(decrease)                           (800)             (1,810)
                                             ===============      ==============

     Small-Cap Value
     ---------------
     Units issued                                    5,256               3,147
     Units redeemed                                 (5,623)             (2,787)
                                             ---------------      --------------
     Net increase(decrease)                           (367)                360
                                             ===============      ==============

     Classic Dow
     -----------
     Units issued                                  233,736             541,529
     Units redeemed                               (235,584)           (546,586)
                                             ---------------      --------------
     Net increase(decrease)                         (1,848)             (5,057)
                                             ===============      ==============

     Bear
     ----
     Units issued                                  212,564             692,559
     Units redeemed                               (216,627)           (729,793)
                                             ---------------      --------------
     Net increase(decrease)                         (4,063)            (37,234)
                                             ===============      ==============

     Short NASDAQ
     ------------
     Units issued                                  338,696           1,163,762
     Units redeemed                               (356,888)         (1,156,676)
                                             ---------------      --------------
     Net increase(decrease)                        (18,192)              7,086
                                             ===============      ==============

     Short Small-Cap
     ---------------
     Units issued                                  591,020           1,120,638
     Units redeemed                               (585,634)         (1,127,895)
                                             ---------------      --------------
     Net increase(decrease)                          5,386              (7,257)
                                             ===============      ==============

     Short Dow
     ---------
     Units issued                                  580,963             970,963
     Units redeemed                               (577,700)           (971,540)
                                             ---------------      --------------
     Net increase(decrease)                          3,263                (577)
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     ProFunds, continued:
     UltraMid
     --------
     Units issued                                  112,364             276,454
     Units redeemed                               (114,949)           (276,655)
                                             ---------------      --------------
     Net increase(decrease)                         (2,585)               (201)
                                             ===============      ==============

     UltraOTC
     --------
     Units issued                                   29,676             203,272
     Units redeemed                                (32,756)           (202,497)
                                             ---------------      --------------
     Net increase(decrease)                         (3,080)                775
                                             ===============      ==============

     UltraSmall
     ----------
     Units issued                                  107,908             254,331
     Units redeemed                               (110,710)           (260,009)
                                             ---------------      --------------
     Net increase(decrease)                         (2,802)             (5,678)
                                             ===============      ==============

     UltraBull
     ---------
     Units issued                                  158,076             530,002
     Units redeemed                               (156,398)           (539,620)
                                             ---------------      --------------
     Net increase(decrease)                          1,678              (9,618)
                                             ===============      ==============

     U.S. Gov. Plus
     --------------
     Units issued                                   86,689              20,327
     Units redeemed                                (98,628)            (12,017)
                                             ---------------      --------------
     Net increase(decrease)                        (11,939)              8,310
                                             ===============      ==============

     Opportunity
     -----------
     Units issued                                  299,864              74,744
     Units redeemed                               (299,864)            (76,361)
                                             ---------------      --------------
     Net increase(decrease)                           ----              (1,617)
                                             ===============      ==============

     Oil & Gas
     ---------
     Units issued                                    3,566              15,411
     Units redeemed                                 (5,468)            (16,997)
                                             ---------------      --------------
     Net increase(decrease)                         (1,902)             (1,586)
                                             ===============      ==============

     Precious Metals
     ---------------
     Units issued                                   26,807              47,507
     Units redeemed                                (26,420)            (59,883)
                                             ---------------      --------------
     Net increase(decrease)                            387             (12,376)
                                             ===============      ==============

     Real Estate
     -----------
     Units issued                                      251               8,898
     Units redeemed                                    (60)             (7,817)
                                             ---------------      --------------
     Net increase(decrease)                            191               1,081
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     ProFunds, continued:
     High Yield
     ----------
     Units issued                                      965               6,245
     Units redeemed                                   (965)             (6,868)
                                             ---------------      --------------
     Net increase(decrease)                           ----                (623)
                                             ===============      ==============

     Money Market
     ------------
     Units issued                              125,584,372         155,938,824
     Units redeemed                           (126,033,909)       (156,035,859)
                                             ---------------      --------------
     Net increase(decrease)                       (449,537)            (97,035)
                                             ===============      ==============

     Pimco:
     Commodity
     ---------
     Units issued                                  277,746             635,656
     Units redeemed                               (263,966)           (687,512)
                                             ---------------      --------------
     Net increase(decrease)                         13,780             (51,856)
                                             ===============      ==============

     Total Return
     ------------
     Units issued                                4,458,906           2,234,567
     Units redeemed                             (3,684,813)         (1,750,389)
                                             ---------------      --------------
     Net increase(decrease)                        774,093             484,178
                                             ===============      ==============

     American Century:
     Mid Cap
     -------
     Units issued                                  125,978             129,880
     Units redeemed                               (119,043)            (80,970)
                                             ---------------      --------------
     Net increase(decrease)                          6,935              48,910
                                             ===============      ==============

     International
     -------------
     Units issued                                   96,187             259,517
     Units redeemed                                (80,033)           (230,661)
                                             ---------------      --------------
     Net increase(decrease)                         16,154              28,856
                                             ===============      ==============

     Franklin Templeton:
     Global Inc.
     -----------
     Units issued                                  572,151             630,493
     Units redeemed                               (532,271)           (588,898)
                                             ---------------      --------------
     Net increase(decrease)                         39,880              41,595
                                             ===============      ==============

     MFS:
     Utilities IC
     ------------
     Units issued                                   79,691              21,866
     Units redeemed                                (50,880)            (27,251)
                                             ---------------      --------------
     Net increase(decrease)                         28,811              (5,385)
                                             ===============      ==============

     Research
     --------
     Units issued                                  394,362           1,020,080
     Units redeemed                               (606,055)         (1,059,406)
                                             ---------------      --------------
     Net increase(decrease)                       (211,693)            (39,326)
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Summit:
     Natural Res
     -----------
     Units issued                                  160,296              83,379
     Units redeemed                               (147,243)            (71,041)
                                             ---------------      --------------
     Net increase(decrease)                         13,053              12,338
                                             ===============      ==============

     Zenith
     ------
     Units issued                                    4,644               5,147
     Units redeemed                                 (4,676)             (4,678)
                                             ---------------      --------------
     Net increase(decrease)                            (32)                469
                                             ===============      ==============

     S&P 500
     -------
     Units issued                                       48               6,125
     Units redeemed                                 (4,214)             (3,489)
                                             ---------------      --------------
     Net increase(decrease)                         (4,166)              2,636
                                             ===============      ==============

     EAFE Intl.
     ----------
     Units issued                                   10,471              13,195
     Units redeemed                                (10,999)             (2,978)
                                             ---------------      --------------
     Net increase(decrease)                           (528)             10,217
                                             ===============      ==============

     S&P MidCap
     ----------
     Units issued                                    1,414               7,179
     Units redeemed                                 (1,405)             (2,530)
                                             ---------------      --------------
     Net increase(decrease)                              9               4,649
                                             ===============      ==============

     T. Rowe:
     Blue Chip
     ---------
     Units issued                                1,320,662           1,334,013
     Units redeemed                             (1,171,617)         (1,443,645)
                                             ---------------      --------------
     Net increase(decrease)                        149,045            (109,632)
                                             ===============      ==============

     Morgan Stanley:
     Emerging Markets
     ----------------
     Units issued                                  608,436             710,562
     Units redeemed                               (628,692)           (640,680)
                                             ---------------      --------------
     Net increase(decrease)                        (20,256)             69,882
                                             ===============      ==============

     DFA:
     Bond
     ----
     Units issued                                  213,370                ----
     Units redeemed                                (38,900)               ----
                                             ---------------      --------------
     Net increase(decrease)                        174,470                ----
                                             ===============      ==============

     --------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     DFA, continued:
     Small
     -----
     Units issued                                  276,013                ----
     Units redeemed                               (132,350)               ----
                                             ---------------      --------------
     Net increase(decrease)                        143,663                ----
                                             ===============      ==============

     Value
     -----
     Units issued                                  636,837                ----
     Units redeemed                               (351,761)               ----
                                             ---------------      --------------
     Net increase(decrease)                        285,076                ----
                                             ===============      ==============

     Fixed
     -----
     Units issued                                1,088,188                ----
     Units redeemed                               (566,216)               ----
                                             ---------------      --------------
     Net increase(decrease)                        521,972                ----
                                             ===============      ==============

     Large
     -----
     Units issued                                  109,029                  75
     Units redeemed                                (42,539)               ----
                                             ---------------      --------------
     Net increase(decrease)                         66,490                  75
                                             ===============      ==============

     Targeted
     --------
     Units issued                                  129,714               2,182
     Units redeemed                                (34,812)               (661)
                                             ---------------      --------------
     Net increase(decrease)                         94,902               1,521
                                             ===============      ==============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 30, 2012

                                                  AMERITAS LIFE INSURANCE CORP.
                                                Balance Sheets - Statutory Basis
                                                 (in thousands, except shares)

                                                                                           December 31
                                                                                ---------------------------------
                ADMITTED ASSETS                                                       2011             2010
                                                                                ---------------- ----------------
Bonds                                                                           $     1,665,427  $     1,680,007
Preferred stocks                                                                         11,481           12,387
Common stocks                                                                         1,022,490          923,043
Mortgage loans                                                                          415,493          403,270
Real estate:
  Properties occupied by the company                                                     23,722           24,594
  Properties held for the production of income                                           29,063           30,572
Cash, cash equivalents, and short-term investments                                      119,360           41,837
Loans on insurance contracts                                                             94,304           98,341
Other investments                                                                       102,816           85,780
                                                                                ---------------- ----------------
     Total Cash and Invested Assets                                                   3,484,156        3,299,831

Investment income due and accrued                                                        24,558           24,828
Deferred and uncollected premiums                                                        23,294           18,386
Federal income tax recoverable - affiliates                                              19,340            4,652
Net deferred income tax asset                                                            27,574           23,417
Other admitted assets                                                                    26,663           17,939
Separate account assets                                                               3,672,752        3,735,517
                                                                                ---------------- ----------------
     Total Admitted Assets                                                      $     7,278,337  $     7,124,570
                                                                                ================ ================

                LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $     1,837,390  $     1,745,709
Deposit-type funds                                                                      205,982          198,502
Reserves for unpaid claims                                                               40,210           34,791
Dividends payable to policyholders                                                        8,440            8,585
Interest maintenance reserve                                                              4,525            3,551
Accrued commissions, expenses and insurance taxes                                        47,393           31,205
Accrued separate account transfers                                                      (64,430)         (75,043)
Asset valuation reserve                                                                  52,001           49,332
Other liabilities                                                                       124,926           61,544
Separate account liabilities                                                          3,672,752        3,735,517
                                                                                ---------------- ----------------
     Total Liabilities                                                                5,929,189        5,793,693
                                                                                ---------------- ----------------
Common stock, par value $0.10 per share; 25,000,000 shares authorized,
  issued and outstanding                                                                  2,500            2,500
Additional paid in capital                                                              457,438          457,438
Special surplus - additional deferred tax asset                                           9,895            9,113
Unassigned surplus                                                                      879,315          861,826
                                                                                ---------------- ----------------
     Total Capital and Surplus                                                        1,349,148        1,330,877
                                                                                ---------------- ----------------
     Total Liabilities, Capital and Surplus                                     $     7,278,337  $     7,124,570
                                                                                ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       2

                                                   AMERITAS LIFE INSURANCE CORP.
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                                          (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
  Premium income                                                                $     1,265,260  $     1,154,797  $     1,228,645
  Net investment income                                                                 162,405          127,839          119,853
  Commissions and expense allowances on reinsurance ceded                                 3,136            2,823            3,176
  Miscellaneous income                                                                   41,806           39,454           35,209
                                                                                ---------------- ---------------- ----------------
     Total Premiums and Other Revenue                                                 1,472,607        1,324,913        1,386,883
                                                                                ---------------- ---------------- ----------------
Expenses
  Benefits to policyholders                                                           1,043,317          976,962          933,160
  Change in reserves for life, accident and health policies                              83,696           17,331           27,510
  Commissions                                                                            62,384           53,775           58,836
  General insurance expenses                                                            177,670          142,200          153,804
  Taxes, licenses and fees                                                               20,410           15,198           17,139
  Net transfers to separate accounts                                                     31,233           35,708          126,113
                                                                                ---------------- ---------------- ----------------
     Total Expenses                                                                   1,418,710        1,241,174        1,316,562
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Dividends, Federal Income Tax
  Expense and Net Realized Capital Gains (Losses)                                        53,897           83,739           70,321

  Dividends to policyholders                                                              8,321            8,969            8,245
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Federal Income Tax Expense and
  Net Realized Capital Gains (Losses)                                                    45,576           74,770           62,076

  Federal income tax expense                                                             18,393            1,401           10,216
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Net Realized Capital Gains
  (Losses)                                                                               27,183           73,369           51,860

  Net realized capital gains (losses)                                                      (996)           4,581           (1,934)
                                                                                ---------------- ---------------- ----------------

Net Income                                                                               26,187           77,950           49,926

Additional paid in capital
  Capital contributions from parent                                                           -                -          452,438
Change in special surplus - additional deferred tax asset                                   782              298            8,815
Unassigned surplus
  Change in net unrealized capital gains, net of taxes                                   27,432           20,816           63,620
  Change in net deferred income taxes                                                    18,322           (1,769)         (13,745)
  Change in non-admitted assets                                                         (21,562)           6,813           22,677
  Change in asset valuation reserve                                                      (2,669)         (22,226)         (22,111)
  Change in liability for reinsurance in unauthorized companies                               -               (1)           1,854
  Change in minimum pension liability                                                    (1,183)               -                -
  Prior year reserve errors                                                              (7,985)               -                -
  Prior year incurred but not reported error                                             (1,053)               -                -
  Cumulative effect of change in accounting principle                                         -                -             (103)
  Dividends paid to stockholder                                                         (20,000)               -          (25,000)
                                                                                ---------------- ---------------- ----------------
Increase in Capital and Surplus                                                          18,271           81,881          538,371
Capital and Surplus at the Beginning of the Year                                      1,330,877        1,248,996          710,625
                                                                                ---------------- ---------------- ----------------
     Capital and Surplus at the End of Year                                     $     1,349,148  $     1,330,877  $     1,248,996
                                                                                ================ ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                                                  AMERITAS LIFE INSURANCE CORP.
                                            Statements of Cash Flows - Statutory Basis
                                                          (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
Premium collected net of reinsurance                                            $     1,260,871  $     1,158,269  $     1,227,463
Net investment income received                                                          165,308          130,261          123,323
Miscellaneous income                                                                     44,878           42,109           38,433
Benefits paid to policyholders                                                       (1,040,033)        (986,021)        (931,922)
Net transfers to separate accounts                                                      (20,621)         (41,547)        (129,037)
Commissions, expenses and taxes paid                                                   (241,521)        (211,339)        (201,461)
Dividends paid to policyholders                                                          (8,465)          (8,761)          (9,819)
Federal income taxes received (paid)                                                    (38,273)           9,573               (4)
                                                                                ---------------- ---------------- ----------------
     Net Cash from Operating Activities                                                 122,144           92,544          116,976
                                                                                ---------------- ---------------- ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                       393,214          352,659          467,198
Cost of investments acquired                                                           (462,054)        (446,616)      (1,006,301)
Net change in loans on insurance contracts                                                4,069            2,372            7,633
                                                                                ---------------- ---------------- ----------------
     Net Cash from Investing Activities                                                 (64,771)         (91,585)        (531,470)
                                                                                ---------------- ---------------- ----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Paid in capital contributions                                                                 -                -          452,438
Payments on borrowed funds                                                                    -                -           (7,456)
Change in deposit-type funds                                                              7,480            1,093           (2,731)
Dividends to stockholder                                                                (20,000)               -          (25,000)
Other miscellaneous, net                                                                 32,670           11,486          (16,427)
                                                                                ---------------- ---------------- ----------------
     Net Cash from Financing and Miscellaneous Activities                                20,150           12,579          400,824
                                                                                ---------------- ---------------- ----------------

Net Increase (Decrease) in Cash, Cash Equivalents and
  Short-Term Investments                                                                 77,523           13,538          (13,670)

Cash, Cash Equivalents and Short-Term Investments                                        41,837           28,299           41,969
  - Beginning of Year                                                           ---------------- ---------------- ----------------

Cash, Cash Equivalents and Short-Term Investments                               $       119,360  $        41,837  $        28,299
  - End of Year                                                                 ================ ================ ================

Non-cash transactions reported in operating, investing and financing activities:
  Affiliated companies contributed by parent                                    $             -  $             -  $       452,087
  Postretirement benefit plan merger contributed by parent                                    -                -              351

            The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------

Nature of Operations

Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. ("AMFI"), a mortgage banking business, and owns 17.7% of Paycor, Inc., a payroll processing company, and the remaining 82.3% ownership is with an unaffiliated third party.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in UNIFI, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), Ameritas Life Insurance Corp. of New York ("Ameritas New York"), a New York domiciled life insurance subsidiary, and BNL Financial Corp. (acquired December 31, 2011) ("BNL Financial"), a holding company, which owns 100% of Brokers National Life Assurance Company ("BNL"), an Arkansas domiciled life insurance subsidiary. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property, Calvert Investments, Inc. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment company. Acacia Life also owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business.

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at the offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Certain reinsurance contracts that do not qualify for transfer of risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist. Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $7,500 and $10,000 as of December 31, 2011 and 2010, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus The value of affiliated subsidiaries was $816,746 and $746,337 and the value of affiliated mutual funds was $1,953 and $488 at December 31, 2011 and 2010, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,578, $2,961 and $1,859 were recorded as realized losses during 2011, 2010 and 2009, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. In 2009, the Company started buying and selling futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. In 2011, the Company began buying and selling futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $5,068, $(1,122) and $(3,612) for the years ended December 31, 2011, 2010 and 2009, respectively. The total variation margin on closed futures contracts is reflected in net investment income and totaled $20,635, $(1,990) and $(5,341) for the years ended December 31, 2011, 2010 and
2009, respectively.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2011 and 2010 was $29,998 and $13,997, respectively.

In 2011, the Company began selling call options ("Volatility call options") to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. If option volatility increases, the Company will pay cash to the counterparty based on the expiration value. If option volatility decreases, the Volatility call options will expire without value. The Company has written Volatility call options that expire through May 16, 2012. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company has posted a long-term Agency CMO in the amount of $2,565 with the bank. The collateral (Agency CMO) is recorded in "Bonds" on the Balance Sheets - Statutory Basis as an asset by the Company.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The Volatility call options are carried at their fair value and are reflected in "Other liabilities" in the Balance Sheets - Statutory Basis. Changes in the fair value of expired call options are reflected in "Net investment income" and changes in the fair value of open call options are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The notional amount of the Volatility call options at December 31, 2011 was $(8,323).

Changes in the fair value of expired call options are reflected in "Net investment income" and changes in the fair value of open call options are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. $38 was recorded in "Net investment income" related to the expired Volatility call options for the year ended December 31, 2011. Changes in the fair value of open call options that do not meet the requirements of an effective hedge are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis and totaled $269 for the year ended December 31, 2011.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted. The amount excluded from unassigned surplus was $34, $0 and $0 at December 31, 2011, 2010 and 2009, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $86,299 and $65,519 at December 31, 2011 and 2010, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $12,788 and $12,355, operating software at cost of $2,542 and $2,452, and non-operating software at cost of $33,028 and $32,107 are carried at cost less accumulated depreciation at December 31, 2011 and 2010, respectively. The admitted value of the Company's EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $39,235 and $37,324, was $2,137 and $1,770, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis. EDP equipment and operating software is

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $7,327, $7,704 and $7,206 for the years ended December 31, 2011, 2010 and 2009 respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2011.

Reserves for Life Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM, which did not have a significant impact on the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,571,087 or 14.2% and $2,384,084 or 13.6% of the individual life policies in force as of December 31, 2011 and 2010, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $1,267, $983 and $233 for 2011, 2010 and 2009, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $416 and $404 at December 31, 2011 and 2010, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The statute of limitations, generally, is closed for the Company through December 31, 2006. In 2011, the Internal Revenue Service ("IRS") started an examination of the consolidated income tax return filed by UNIFI for tax years 2007-2009.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101") In August 2011, the NAIC issued SSAP No. 101, which supersedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement is effective beginning January 1, 2012. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R") In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R") In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" (SSAP No. 35R)
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (SSAP No.
91R)
In May 2010, the NAIC issued SSAP No. 91R, which incorporates revisions to the existing statement to include updated securities lending accounting, reporting and disclosures. The revisions to this statement were effective December 31, 2010. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement was effective beginning with December 31, 2010 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations. This statement changed disclosure requirements and no longer requires fair value measurement disclosures to be disaggregated between recurring and non-recurring.

Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded DTA admissibility is elective. If the RBC requirements are met, an admitted DTA may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with DTAs if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R were effective for the year ended December 31, 2009 and interim and annual financial statements through December 31, 2011. The adoption of this statement resulted in an increase in surplus of $8,815 at December 31, 2009.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The cumulative effect from adoption of this statement resulted in a decrease in surplus of $103, net of tax, at December 31, 2009.

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Correction of Errors
During 2011, the Company discovered valuation coding errors on certain Actuarial Guideline 38 products. This error was corrected as a direct decrease to surplus of $7,985.

During 2011, the Company discovered an error in the incurred but not reported ("IBNR") reinsurance process. This error was corrected as a direct decrease to surplus of $1,053.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL
-------------------------------------------

Effective December 31, 2011, the Company formed a wholly-owned company, Ameritas Life Holdings, Inc. ("ALH") which simultaneously merged with BNL Financial, an Iowa corporation, which owns 100% of Brokers National Life Assurance Company ("BNL Assurance"), an Arkansas domiciled life insurance company for $34,889 in cash. The transaction was accounted for as a statutory purchase and resulted in goodwill in the amount of $15,745 which is recorded in "Common stocks" in the Balance Sheets - Statutory Basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS
--------------------

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2011:

                                                                                                  Gross       Gross
                                                                             Cost or Amortized  Unrealized  Unrealized
                                                                                    Cost          Gains       Losses     Fair Value
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government                                                              $          99,010  $   11,830  $        -  $   110,840
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities of
  governments and their political
  subdivisions                                                                         192,203      15,628           -      207,831
Hybrid securities                                                                       16,075       1,280        (305)      17,050
Industrial and miscellaneous (unaffiliated)                                          1,358,325     116,780      (4,006)   1,471,099
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $       1,665,613  $  145,518  $   (4,311) $ 1,806,820
====================================================================================================================================

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2010:

                                                                                                  Gross       Gross
                                                                             Cost or Amortized  Unrealized  Unrealized
                                                                                    Cost          Gains       Losses     Fair Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                                                              $         143,652  $   11,765  $       (1) $   155,416
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities of
  governments and their political
  subdivisions                                                                         182,834      10,774        (417)     193,191
Hybrid securities                                                                       18,754       1,841        (158)      20,437
Industrial and miscellaneous (unaffiliated)                                          1,335,657      92,310      (5,617)   1,422,350
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $       1,680,897  $  116,690  $   (6,193) $ 1,791,394
====================================================================================================================================

At December 31, 2011 and 2010, the amortized cost of bonds was reduced by $186 and $890, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,665,427 and $1,680,007, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The cost or amortized cost and fair value of bonds at December 31, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                   Cost or Amortized
                                                                                                          Cost           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                            $          78,540    $    80,222
Due after one year through five years                                                                        419,926        454,668
Due after five years through ten years                                                                       831,962        912,251
Due after ten years                                                                                          254,186        270,885
Bonds with multiple repayment dates                                                                           80,999         88,794
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                        $       1,665,613    $ 1,806,820
====================================================================================================================================

Sales of bond investments in 2011, 2010 and 2009 resulted in proceeds of $36,883, $50,390 and $120,970 respectively, on which the Company realized gross gains of $3,695, $4,605 and $10,997, respectively, and gross losses of $104, $296 and $574, respectively.

Realized capital gains (losses) are as follows:

                                                                                              Years Ended December 31
                                                                                ----------------------------------------------------
                                                                                       2011             2010              2009
                                                                                ----------------  ----------------  ----------------
Bonds:
  Gross realized capital gains on sales                                         $         3,695   $         4,605  $        10,997
  Gross realized capital losses on sales                                                   (104)             (296)            (574)
------------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses) on sales                                              3,591             4,309           10,423
Other, including impairments and net gain on dispositions
  other than sales                                                                       (2,969)           (1,298)         (31,977)
------------------------------------------------------------------------------------------------------------------------------------
Total bonds                                                                                 622             3,011          (21,554)
Preferred stocks                                                                              -             1,012           (1,000)
Common stocks                                                                             6,097            11,067            9,842
Mortgage loans                                                                                -              (762)               -
Real estate                                                                               2,786             4,080               79
Other investments                                                                        (3,067)           (2,851)           6,660
------------------------------------------------------------------------------------------------------------------------------------
Realized capital gains (losses) before federal income taxes
  and transfer to IMR                                                                     6,438            15,557           (5,973)
Realized capital gains transferred to IMR                                                 3,449             4,822            7,832
Federal income tax expense (benefit)                                                      3,985             6,154          (11,871)
------------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $          (996)  $         4,581  $        (1,934)
====================================================================================================================================

The Company has an agreement with the FHLB, to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. As of December 31, 2011 and 2010 the Company owned $4,573 and $4,661 of FHLB stock, respectively. As of December 31, 2011 and 2010, the Company had issued $100,000 of funding agreements with the FHLB. Additional borrowing capacity of $20,000 is available to the

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Company. There is $106,814 and $116,333 of bonds pledged as collateral at December 31, 2011 and 2010, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,025 and $100,031 as of December 31, 2011 and 2010, respectively.

An aging of unrealized losses on the Company's investments in bonds, unaffiliated preferred stocks and unaffiliated common stocks were as follows:

                                                                            December 31, 2011
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ------------------------------  ------------------------------  ------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                       Fair  Value        Losses       Fair  Value        Losses       Fair  Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                      $           8   $           -   $           -   $           -   $           8   $           -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                   12               -               -               -              12               -
Hybrid securities                             8,205            (305)              -               -           8,205            (305)
Industrial and miscellaneous
  (unaffiliated)                            117,441          (2,912)         10,846          (1,094)        128,287          (4,006)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                 125,666          (3,217)         10,846          (1,094)        136,512          (4,311)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                              1,979             (75)              -               -           1,979             (75)
Common Stocks                                76,703         (10,751)          3,074          (1,281)         79,777         (12,032)
------------------------------------------------------------------------------------------------------------------------------------
Total                                 $     204,348   $     (14,043)  $      13,920   $      (2,375)  $     218,268   $     (16,418)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            December 31, 2010
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ------------------------------  ------------------------------  ------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                       Fair  Value        Losses       Fair  Value        Losses       Fair  Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                      $         729   $          (1)  $           -   $           -   $         729   $        (1)
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                9,792            (417)              -               -           9,792          (417)
Hybrid securities                             2,963             (40)          3,967            (118)          6,930          (158)
Industrial and miscellaneous
  (unaffiliated)                            104,691          (2,744)         22,157          (2,873)        126,848        (5,617)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                 118,175          (3,202)         26,124          (2,991)        144,299        (6,193)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                  -               -             529             (73)            529           (73)
Common Stocks                                13,879            (941)          2,057            (414)         15,936        (1,355)
------------------------------------------------------------------------------------------------------------------------------------
Total                                 $     132,054   $      (4,143)  $      28,710   $      (3,478)  $     160,764   $    (7,621)
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The unrealized losses related to bonds in 2011 and 2010 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2011 and 2010.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2011 and 2010 are temporary. During 2011, 2010 and 2009, the Company recorded $0, $0 and $721, respectively, of other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2011 and 2010, bonds totaling $84,558 and $91,318, respectively, (4.7% and 5.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2011, 2010 and 2009, the Company recorded realized losses for other-than-temporary impairments on bonds of $3,203, $1,490 and $32,238, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2011 and 2010, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $3,342 and $7,853 and a fair value of $4,366 and $7,859, respectively. Additionally, as of December 31, 2011 and 2010, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $1,001 and $2,027 and a fair value of $1,153 and $2,102, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2011 is as follows:

                                                              Amortized       OTTI Recognized in Loss
                                                             Cost Before   -----------------------------
                                                                OTTI         Interest     Non-interest           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $      450      $      -      $      325            $      357
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $    1,659      $      -      $      478            $    1,074
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $        -      $      -      $        -            $        -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $    1,746      $      -      $    1,311            $      479
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
52520MGY3                         $       450         $         125         $     325         $          125       $      357
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       450         $         125         $     325         $          125       $      357
====================================================================================================================================

                                                           June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05953YCF6                         $       654         $         309         $     345         $          309       $       58
------------------------------------------------------------------------------------------------------------------------------------
05949CKB1                               1,005                   872               133                    872            1,016
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     1,659         $       1,181         $     478         $        1,181       $    1,074
====================================================================================================================================

                                                          December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94983FAF7                         $     1,746         $         435         $   1,311         $          435       $      479
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     1,746         $         435         $   1,311         $          435       $      479
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2010 is as follows:

                                                              Amortized       OTTI Recognized in Loss
                                                             Cost Before   -----------------------------
                                                                OTTI         Interest     Non-interest           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2010
  Present value of cash flows                                $        -      $      -      $        -            $        -
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2010
  Present value of cash flows                                $    2,649      $      -      $      670            $      785
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2010
  Present value of cash flows                                $      929      $      -      $      234            $      571
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2010
  Present value of cash flows                                $      197      $      -      $      146            $      118
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           June 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
76110HL56                         $       275        $          231         $      44         $          231       $      123
761118JU3                                 143                    76                67                     76               84
05953YCF6                                 784                   686                98                    686               94
52520MGY3                                 675                   576                99                    576              120
17312DAL2                                 501                   320               181                    320              232
17313QAC2                                 271                    90               181                     90              132
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     2,649        $        1,979         $     670         $        1,979       $      785
====================================================================================================================================

                                                         September 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94985EAD3                         $       929        $          695         $     234         $          695       $      571
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       929        $          695         $     234         $          695       $      571
====================================================================================================================================

                                                          December 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
466247B93                         $       197        $           51         $     146         $           51       $      118
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       197        $           51         $     146         $           51       $      118
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2011 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $       46,973    $    46,366    $    (607)     $          669    $      646     $     (23)
------------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2010 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $        4,582    $     4,345    $    (237)     $        4,457    $    3,252     $  (1,205)
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                   December 31, 2011        December 31, 2010
                                 ----------------------   ----------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
                                 ----------  ----------   ----------  ----------
  Region
  ------
  New England and Mid-Atlantic   $   16,896      4.1%     $   12,765      3.1%
  South Atlantic                     52,898     12.7          36,099      9.0
  North Central                     130,847     31.5         129,019     32.0
  South Central                      77,986     18.8          72,191     17.9
  Mountain                           64,306     15.5          71,679     17.8
  Pacific                            72,560     17.4          81,517     20.2
                                 ----------    ------     ----------    ------

       Total                     $  415,493    100.0%     $  403,270    100.0%
                                 ==========    ======     ==========    ======

  Property Type
  -------------
  Apartment and residential      $   20,358      4.9%     $   23,264      5.7%
  Warehouses and industrial         152,656     36.7         148,267     36.8
  Retail and shopping center         69,029     16.6          64,847     16.1
  Office                            147,834     35.6         139,993     34.7
  Other                              25,616      6.2          26,899      6.7
                                 ----------    ------     ----------    ------

       Total                     $  415,493    100.0%     $  403,270    100.0%
                                 ==========    ======     ==========    ======

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

For the mortgage loans held by the Company, debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans at December 31, 2011 are summarized as follows:

                                  Construction and               Commercial
                                  Land Development               Real Estate
                                  ----------------               -----------
     DSCR Distribution
       Below 1.0                    $         -                  $    50,966
       1.0 - 1.2                              -                       63,021
       1.2 - 1.8                          7,300                      211,612
       Greater than 1.8                       -                       73,841
                                    -----------                  -----------
       Total                        $     7,300                  $   399,440
                                    ===========                  ===========

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:


                                    December 31, 2011
                                    -----------------
               Loan to Value
                 Below 60%                $8,753
                                          ------
                 Total                    $8,753
                                          ======

An aging analysis of the loans held by the Company is summarized as follows:


                                                             December 31, 2011
                                                             -----------------
         Carry value of loans less than 90 days past due         $    2,353
         Carry value of loans 90 days or more past due                    -
         Carry value of current loans                               413,140
                                                                 ----------
         Total                                                   $  415,493
                                                                 ==========

At December 31, 2011 the average size of an individual mortgage loan was $1,650. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $8,190 and $2,864 at December 31, 2011 and 2010, respectively. As of December 31, 2011, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.63% and 4.00%.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

In 2011, the Company issued 19 new commercial mortgage loans at the maximum and minimum rates of interest of 8.00% and 5.10% totaling $44,400. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2011 and 2010, the Company held no mortgages with interest more than 180 days past due. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2011 and 2010, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Mortgage loans are evaluated individually for impairment. At December 31, 2011 and 2010, the Company held two impaired mortgage loans with a total carry value of $3,801 and $3,750 and recognized $0 and $762 of other-than-temporary impairments, respectively. There was interest income recognized on these loans of $276 in 2011 and $0 in 2010 subsequent to impairment. There were no impaired mortgage loans in 2009.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $42,237 and $38,996 as of December 31, 2011 and 2010, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
     Income:
          Bonds                                                                 $        90,083  $        92,507  $        90,265
          Preferred stocks                                                                  823              902            1,270
          Common stocks                                                                  14,380            2,913            2,371
          Mortgage loans                                                                 25,871           25,201           24,574
          Real estate                                                                    15,128           16,385           16,180
          Loans on insurance contracts                                                    5,606            5,928            6,152
          Short-term investments                                                             46               45              221
          Derivatives                                                                    20,674           (1,990)          (5,341)
          Other investments                                                               8,348            6,453            3,122
          Amortization of interest maintenance reserve                                    1,267              983              233
                                                                                ---------------- ---------------- ----------------

          Gross investment income                                                       182,226          149,327          139,047
                                                                                ---------------- ---------------- ----------------
     Expenses:
          Depreciation                                                                    3,435            4,417            3,676
          Other                                                                          16,386           17,071           15,518
                                                                                ---------------- ---------------- ----------------

          Total investment expenses                                                      19,821           21,488           19,194
                                                                                ---------------- ---------------- ----------------
               Net investment income                                            $       162,405  $       127,839  $       119,853
                                                                                ================ ================ ================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: The fair values for these investments are based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                                2011                         2010
                                                   ---------------------------------------------------------
                                                   Book/Adjusted    Fair Value   Book/Adjusted    Fair Value
                                                   Carrying Value                Carrying Value
------------------------------------------------------------------------------------------------------------
Financial Assets:
     Bonds                                         $   1,665,427   $ 1,806,820   $   1,680,007   $ 1,791,394
     Preferred stocks                                     11,481        12,101          12,387        12,932
     Common stocks                                       205,744       205,744         176,706       176,706
     Mortgage loans                                      415,493       436,872         403,270       427,098
     Cash, cash equivalents and short-term
       investments                                       119,360       119,360          41,837        41,837
     Loans on insurance contracts                         94,304        98,467          98,341       104,062
     Other investments                                     3,851         3,851           5,493         5,518
     Investment income due and accrued                    24,558        24,558          24,828        24,828
     Separate account assets                           3,672,752     3,672,752       3,735,517     3,735,517
                                                   -------------   -----------   -------------   -----------
     Total financial assets                        $   6,212,970   $ 6,380,525   $   6,178,386   $ 6,319,892
                                                   =============   ===========   =============   ===========
Financial Liabilities:
     Deposit-type funds                            $     205,982   $   206,233   $     198,502   $   198,737
     Separate account liabilities                      3,672,752     3,672,752       3,735,517     3,735,517
                                                   -------------   -----------   -------------   -----------
     Total financial liabilities                   $   3,878,734   $ 3,878,985   $   3,934,019   $ 3,934,254
                                                   =============   ===========   =============   ===========

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined under SSAP No. 100 fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. The levels of the fair value hierarchy are as follows:

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------
Assets:
  Bonds                                            $         -    $      679     $     26      $       705
  Common stocks                                        201,171             -            -          201,171
  Other Investments                                          -             -          410              410
------------------------------------------------------------------------------------------------------------
Subtotal excluding separate account assets             201,171           679          436          202,286
  Separate account assets                            3,672,525             -            -        3,672,525
------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value    $ 3,873,696    $      679     $    436      $ 3,874,811
------------------------------------------------------------------------------------------------------------

The following table provides information as of December 31, 2010 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------
Assets:
  Bonds                                            $         -    $        2     $    274      $       276
  Common stocks                                        172,045             -            -          172,045
  Mortgages                                                  -             -        3,750            3,750
  Other Investments                                          -             -          879              879
------------------------------------------------------------------------------------------------------------
Subtotal excluding separate account assets             172,045             2        4,903          176,950
  Separate account assets                            3,735,486             -            -        3,735,486
------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value    $ 3,907,531    $        2     $  4,903      $ 3,912,436
------------------------------------------------------------------------------------------------------------

The valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2011, there were two NAIC 6 bonds carried at fair value and at December 31, 2010 there was one NAIC 6 bond carried at fair value. The bonds are classified as Level 2 due to the price being based on observable market data.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
--------------------------------

Level 3 - Financial Assets
The Company classified in Level 3 at December 31, 2011 and 2010, several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data. The Company also classified one limited partnership carried at fair value in Level 3 at December 31, 2011 and one impaired mortgage loan and one limited partnership carried at fair value in Level 3 at December 31, 2010. The fair values were derived using unobservable market data.

The following table summarizes changes to our financial instruments for the years ended December 31, 2011 and 2010 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                    Common       Bonds        Mortgages       Other
                                                    Stocks                                 Investments
---------------------------------------------------------------------------------------------------------
Fair value at January 1, 2010                      $    8,295    $       -    $       -    $           -
Total gains or losses (realized and unrealized)
  Included in net income                                6,289            -            -                -
  Included in unassigned surplus                       (4,595)           -            -                -
Purchases, sales, issuances, and settlements           (9,989)           -            -                -
Transfers in/out of Level 3                                 -          274        3,750              879
---------------------------------------------------------------------------------------------------------
Fair value at December 31, 2010                             -          274        3,750              879
Total gains or losses (realized and unrealized)
  Included in net income                                    -            -            -                -
  Included in unassigned surplus                            -            -            -                -
Purchases/issuances                                         -            -            -                -
Sales/settlements                                           -            -            -                -
Transfers into Level 3                                      -           26            -              410
Transfers out of Level 3                                    -         (274)      (3,750)            (879)
---------------------------------------------------------------------------------------------------------
Fair value at December 31, 2011                    $        -    $      26    $       -    $         410
---------------------------------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES
---------------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the DTAs will be realized.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES (continued)
---------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2011 are as follows:

                                             Ordinary             Capital               Total
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets                    $  79,577            $   4,560             $  84,137
Statutory valuation allowance                        -                    -                     -
---------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets              79,577                4,560                84,137
Deferred tax liabilities                         8,493               11,506                19,999
---------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     71,084               (6,946)               64,138
---------------------------------------------------------------------------------------------------------
Deferred tax assets non-admitted                36,564                    -                36,564
---------------------------------------------------------------------------------------------------------
Net deferred tax assets                      $  34,520            $  (6,946)            $  27,574
=========================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2011 is as follows:

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP no. 10R Paragraph 10.a.                       $    17,679  $        -  $     17,679
     b.     SSAP no. 10R Paragraph 10.b.
           (lesser of 10.b.i. or 10.b.ii. below)               $         -  $        -  $          -
     c.     SSAP no. 10R Paragraph 10.b.i.                     $         -  $        -  $          -
     d.     SSAP no. 10R Paragraph 10.b.ii.                            xxx         xxx  $    133,883
     e.     SSAP no. 10R Paragraph 10.c.                       $     8,493  $   11,506  $     19,999
     f.     Total (a + b + e)                                  $    26,172  $   11,506  $     37,678

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph 10.e.i.                  $    25,261  $        -  $     25,261
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser of 10.e.ii.a. or 10.e.ii.b. below)          $     2,313  $        -  $      2,313
     i.     SSAP  no. 10R Paragraph 10.e.ii.a.                 $     2,313  $        -  $      2,313
     j      SSAP  no.  10R  Paragraph  10.e.ii.b.                      xxx         xxx  $    200,824
     k.     SSAP  no.  10R  Paragraph 10.e.iii.                $     8,493  $   11,506  $     19,999
     l.     Total (g + h + k)                                  $    36,067  $   11,506  $     47,573

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $  1,419,978
     Authorized  control  level                                                         $    141,865

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c
     Admitted  deferred  tax  assets                           $    26,172  $   11,506  $     37,678
     Admitted  assets                                                  xxx         xxx  $  7,252,697
     Adjusted  statutory  surplus*                                     xxx         xxx  $  1,338,827
     Total  adjusted  capital  from  DTAs                              xxx         xxx  $  1,419,978

     Increase  due  to  SSAP  No.10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $     9,895  $        -  $      9,895
     Admitted  assets                                                  xxx         xxx  $      9,895
     Statutory  surplus                                                xxx         xxx  $      9,895

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2010 are as follows:

                                             Ordinary             Capital               Total
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets                    $  60,898            $   4,566            $  65,464
Statutory valuation allowance                        -                    -                    -
---------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets              60,898                4,566               65,464
Deferred tax liabilities                         6,560               17,443               24,003
---------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     54,338              (12,877)              41,461
---------------------------------------------------------------------------------------------------------
Deferred tax assets non-admitted                18,044                    -               18,044
---------------------------------------------------------------------------------------------------------
Net deferred tax assets                      $  36,294            $ (12,877)           $  23,417
=========================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2010 is as follows:

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP no. 10R Paragraph 10.a.                       $    14,304  $        -  $     14,304
     b.     SSAP no. 10R Paragraph 10.b.
           (lesser of 10.b.i. or 10.b.ii. below)               $         -  $        -  $          -
     c.     SSAP no. 10R Paragraph 10.b.i.                     $         -  $        -  $          -
     d.     SSAP no. 10R Paragraph 10.b.ii.                            xxx         xxx  $    129,352
     e.     SSAP no. 10R Paragraph 10.c.                       $     6,560  $   17,443  $     24,003
     f.     Total (a + b + e)                                  $    20,864  $   17,443  $     38,307

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph 10.e.i.                  $    23,417  $        -  $     23,417
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser  of  10.e.ii.a.  or  10.e.ii.b. below)      $         -  $        -  $          -
     i.     SSAP  no.  10R  Paragraph  10.e.ii.a.              $         -  $        -  $          -
     j      SSAP  no.  10R  Paragraph  10.e.ii.b.                      xxx         xxx  $    194,028
     k.     SSAP  no.  10R  Paragraph 10.e.iii.                $     6,560  $   17,443  $     24,003
     l.     Total (g + h + k)                                  $    29,977  $   17,443  $     47,420

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $  1,395,956
     Authorized  control  level                                                         $    122,860

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c
     Admitted  deferred  tax  assets                           $    20,864  $   17,443  $     38,307
     Admitted  assets                                                  xxx         xxx  $  7,115,457
     Adjusted  statutory  surplus*                                     xxx         xxx  $  1,293,523
     Total  adjusted  capital  from  DTAs                              xxx         xxx  $  1,395,956

     Increase  due  to  SSAP  No.10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $     9,113  $        -  $      9,113
     Admitted  assets                                                  xxx         xxx  $      9,113
     Statutory  surplus                                                xxx         xxx  $      9,113

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The changes in the components of the net deferred tax asset/(liability) from December 31, 2010 to December 31, 2011 are as follows:

                                                                 Ordinary     Capital     Total
                                                                 --------     -------     -----
     Gross  deferred  tax assets                               $    18,679  $       (6) $   18,673
     Statutory  valuation  allowance                                     -           -           -
                                                               ------------ ----------- -----------
     Adjusted  gross  deferred  tax  assets                         18,679          (6)     18,673
     Deferred  tax  liabilities                                      1,933      (5,937)     (4,004)
                                                               ------------ ----------- -----------
     Subtotal  -  net  deferred  tax  asset/(liability)             16,746       5,931      22,677
     Deferred tax assets non-admitted                               18,520           -      18,520
                                                               ------------ ----------- -----------
     Net  admitted  deferred  tax assets                       $    (1,774) $    5,931  $    4,157
                                                               ============ =========== ===========

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP  no.  10R  Paragraph  10.a.                   $     3,375  $        -  $    3,375
     b.     SSAP  no.  10R  Paragraph  10.b.
           (lesser  of  10.b.i. or 10.b.ii. below)             $         -  $        -  $        -
     c.     SSAP  no.  10R Paragraph 10.b.i.                   $         -  $        -  $        -
     d.     SSAP  no.  10R  Paragraph  10.b.ii.                        xxx         xxx  $    4,531
     e.     SSAP no. 10R Paragraph 10.c.                       $     1,933  $   (5,937) $   (4,004)
     f.     Total  (a + b + e)                                 $     5,308  $   (5,937) $     (629)

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph  10.e.i.                 $     1,844  $        -  $    1,844
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser  of  10.e.ii.a.  or  10.e.ii.b.  below)     $     2,313  $        -  $    2,313
     i.     SSAP  no. 10R Paragraph 10.e.ii.a.                 $     2,313  $        -  $    2,313
     j.     SSAP  no.  10R  Paragraph 10.e.ii.b.                       xxx         xxx  $    6,796
     k.     SSAP  no.  10R Paragraph 10.e.iii.                 $     1,933  $   (5,937) $   (4,004)
     l.     Total  (g  +  h + k)                               $     6,090  $   (5,937) $      153

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $   24,022
     Authorized  control  level                                                         $   19,005

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.
     Admitted  deferred  tax  assets                           $     5,308  $   (5,937) $     (629)
     Admitted  assets                                                  xxx         xxx  $  137,240
     Adjusted  statutory  surplus*                                     xxx         xxx  $   45,304
     Total adjusted capital from DTAs                                  xxx         xxx  $   24,022

     Increase  due  to  SSAP  No.  10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $       782  $        -  $      782
     Admitted  assets                                                  xxx         xxx  $      782
     Statutory  surplus                                                xxx         xxx  $      782

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was also made in 2010.

The impact of tax planning strategies is as follows:

                                                                                      December  31,  2011
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                        0%            0%            0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)             0%            0%            0%

                                                                                      December  31,  2010
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                        0%            0%            0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)             0%            0%            0%

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

Current income taxes incurred consist of the following major components for the years ended December 31:

                                                                                 2011        2010         2009
                                                                             -----------  -----------  -----------
     Federal income                                                          $  19,605    $  17,419    $  10,018
     Foreign                                                                         -            -            -
                                                                             -----------  -----------  -----------
     Subtotal                                                                   19,605       17,419       10,018
     Federal income tax on net capital gains                                     5,192        7,842       (9,131)
     Adjustment to prior year taxes                                             (1,224)        (112)      (2,212)
     Change in tax contingency reserve                                              12      (15,906)       2,355
                                                                             -----------  -----------  -----------
     Federal and foreign income tax incurred                                 $  23,585    $   9,243    $   1,030
                                                                             ===========  ===========  ===========

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2011 and December 31, 2010 are as follows:

                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax assets:
 Ordinary
  Policyholder dividends                           $   2,953    $   3,002    $   2,928    $     (49)   $      74
  Future policy and contract benefits                 16,390       11,119       11,553        5,271         (434)
  Deferred acquisition costs                          18,535       17,348       17,552        1,187         (204)
  Deferred compensation and benefit liabilities       18,248        7,958        7,380       10,290          578
  Non-admitted assets                                 17,406       16,616       16,842          790         (226)
  Tax credit carryforward                                  -            -          353            -         (353)
  Other                                                6,045        4,855        4,950        1,190          (95)
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                          79,577       60,898       61,558       18,679         (660)
  Non-admitted deferred tax assets                    36,564       18,044       24,510       18,520       (6,466)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted ordinary deferred tax assets            $  43,013    $  42,854    $  37,048    $     159    $   5,806
                                                   ===========  ===========  ===========  ===========  ===========

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------
                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
 Capital
  Unrealized investment losses                     $   4,560    $   4,566    $   5,192    $      (6)   $    (626)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted capital deferred tax assets             $   4,560    $   4,566    $   5,192    $      (6)   $    (626)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted deferred tax assets                     $  47,573    $  47,420    $  42,240    $     153    $   5,180
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax liabilities:
 Ordinary
  Bonds market discount                            $   1,498    $   1,407    $   1,300    $      91    $     107
  EDP, software and furniture and fixture              4,598        4,583        4,863           15         (280)
  Other                                                2,397          570        1,047        1,827         (477)
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                       $   8,493    $   6,560    $   7,210    $   1,933    $    (650)
                                                   -----------  -----------  -----------  -----------  -----------

 Capital
  Unrealized investment gains                      $  11,506    $  17,443    $  10,522    $  (5,937)   $   6,921
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                       $  11,506    $  17,443    $  10,522    $  (5,937)   $   6,921
                                                   -----------  -----------  -----------  -----------  -----------

 Deferred tax liabilities                          $  19,999    $  24,003    $  17,732    $  (4,004)   $   6,271
                                                   -----------  -----------  -----------  -----------  -----------
 Net deferred tax assets                           $  27,574       23,417    $  24,508    $   4,157    $  (1,091)
                                                   ===========  ===========  ===========  ===========  ===========

The change in net deferred income taxes as of December 31 are as follows:

                                                       2011         2010        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  84,137    $  65,464    $  18,673
  Total deferred tax liabilities                      19,999       24,003       (4,004)
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  64,138    $  41,461       22,677
  Tax effect of unrealized gains/(losses)          ===========  ===========     (4,355)
                                                                             -----------
  Change in net deferred income tax                                          $  18,322
                                                                             ===========

                                                       2010         2009        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  65,464    $  66,750    $  (1,286)
  Total deferred tax liabilities                      24,003       17,732        6,271
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  41,461    $  49,018       (7,557)
  Tax effect of unrealized gains/(losses)          ===========  ===========      5,788
                                                                             -----------
  Change in net deferred income tax                                          $  (1,769)
                                                                             ===========

                                                       2009         2008        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  66,750    $  81,088    $ (14,338)
  Total deferred tax liabilities                      17,732       14,092        3,640
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  49,018    $  66,996      (17,978)
  Tax effect of unrealized gains/(losses)          ===========  ===========      4,233
                                                                             -----------
  Change in net deferred income tax                                          $ (13,745)
                                                                             ===========

The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2011, 2010 and 2009 were as follows:

                                                                  2011           2010           2009
                                                                  ----           ----           ----
     Net gain from operations before income taxes             $   45,576     $   74,768     $   62,076
     Net realized capital gains/(losses) before income taxes       6,438         15,557         (5,973)
     Change in accounting principles                                   -              -           (158)
     Prior year reserve errors                                    (7,985)             -              -
     Prior year IBNR error                                        (1,053)             -              -
     Change in pension liability                                  (1,183)             -              -
     Change in unauthorized reinsurance                                -             (1)         1,854
                                                              -------------  -------------  -------------
     Total pre-tax statutory income                               41,793         90,324         57,799
     Change in non-admitted assets                                (2,258)           645        (11,868)
     IMR amortization                                             (1,267)          (983)          (233)
     Tax-exempt income                                           (21,599)        (9,897)        (9,329)
     Non-deductible expense                                        1,598          1,041            932
     Other                                                             -           (611)          (133)
                                                              -------------  -------------  -------------
     Subtotal                                                     18,267         80,519         37,168
     Statutory tax rate                                             0.35           0.35           0.35
                                                              -------------  -------------  -------------
     Subtotal                                                      6,393         28,182         13,009
     Change in federal income tax reserve                             12        (15,907)         2,355
     Tax credits                                                  (1,142)        (1,263)          (589)
                                                              -------------  -------------  -------------
     Total statutory income taxes                             $    5,263     $   11,012     $   14,775
                                                              =============  =============  =============

     Federal and foreign income tax incurred                  $   23,585     $    9,243     $    1,030
     Change in deferred income tax                               (18,322)         1,769         13,745
                                                              -------------  -------------  -------------
     Total statutory income taxes                             $    5,263     $   11,012     $   14,775
                                                              =============  =============  =============

At December 31, 2011, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The following is income tax incurred that is available for recoupment in the event of future net losses:

          Tax  year:                                        Ordinary       Capital         Total
          ----------                                        --------       -------         -----
          2009                                           $        -     $        -     $        -
          2010                                           $   17,248     $    8,013     $   25,261
          2011                                           $        -     $        -     $        -

There were no deposits admitted under IRC Section 6033.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The Company joins in a consolidated federal income tax return filed by UNIFI. The other members of the affiliated group joining in the UNIFI consolidated return are as follows:

     Ameritas Holding Company
     Ameritas Mortgage Funding, Inc.
     Acacia Life Insurance Company
     Ameritas Investment Corp.
     Summit Investment Advisors, Inc.
     Ameritas Life Insurance Corp. of New York
     The Union Central Life Insurance Company
     PRBA, Inc.
     PRB Administrators, Inc.
     Union Central Mortgage Funding, Inc.
     Acacia Federal Savings Bank
     Acacia Service Corporation
     Acacia Realty Corporation
     Calvert Investments, Inc.
     Calvert Investment Management, Inc.
     Calvert Investment Administrative Services, Inc.
     Calvert Investment Distributors, Inc.
     Calvert Shareholder Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES
-------

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of .86% per annum. The principal and interest of the loan were paid to the Company at the time the loan matured, which was March 17, 2011.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2011, 2010 and 2009, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 2, 2011 and June 1, 2010 and 2009, the Company redeemed 100,000 shares at $2,500.

The Company received a common stock dividend in the amount of $10,000 from Acacia Life on December 28, 2011. The Company received ordinary preferred stock dividends from Acacia Life in the amounts of $167 on March 4, 2011, $167 on June 2, 2011, $153 on September 7, 2011 and $125 on December 12, 2011.

On July 19, 2010, the Company made a $30,000 capital contribution to Ameritas New York.

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES, (continued)
--------------------

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 on May 28, 2009 from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note ("Note") to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.8% of AFSB after this contribution.

Effective April 1, 2002, Ameritas Variable Life Insurance Company ("AVLIC") (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,079 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $15,449, $14,253 and $13,565 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP"), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,057,580 and $1,144,057 as of December 31, 2011 and 2010, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES, (continued)
--------------------

The Company reported the following amounts due from/(to) the below listed affiliates which were recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlement require that these amounts be settled monthly.

                                                      2011           2010
--------------------------------------------------------------------------------
Ameritas Holding Company                          $   (3,298)     $     (157)
The Union Central Life Insurance Company               6,431            (462)
Ameritas Life Insurance Corp. of New York              2,089           1,197
Ameritas Investment Corp.                                129              84
Summit Investment Advisors, Inc.                         201             253
Acacia Life Insurance Company                          1,961             378
Acacia Federal Savings Bank                               71              52
Calvert Investments, Inc.                                180             145
                                                  -----------     -----------
Total                                             $    7,764      $    1,490
                                                  ===========     ===========

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2011 and 2010, reducing the respective ceded allowance to $21 and $55 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $306 and $347 of additional reserves as of December 31, 2011 and 2010, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been an increase/(decrease) of ($102,756), ($27,712) and $6,868 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,705, $3,546 and $3,059 of which $3,563, $3,460 and $3,059 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2011, 2010 and 2009, respectively.

In 2011, the Company was charged a fee for the use of furniture and equipment owned by affiliates. The amount of fees recorded relating to these transactions was $3,429 for the year ended December 31, 2011.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 6 - BORROWED MONEY
-----------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and Acacia Financial Corporation ("AFCO") (liquidated during 2010). These notes were issued by a 100% owned subsidiary, AMAL Corporation ("AMAL") (liquidated during 2006), during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - BORROWED MONEY, (continued)
------------------------------------

The Company has a $15,000 unsecured line of credit available at December 31, 2011. No balance was outstanding at any time during 2011 or 2010. The line of credit expires May 31, 2012.

NOTE 7 - EMPLOYEE BENEFITS
--------------------------

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Pension Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan ("Ameritas Plan") covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan ("Acacia Plan"), sponsored by Acacia Life and the Pension Plan was renamed the Ameritas Acacia Pension Plan ("AHC Plan"). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Pension Plan was renamed the UNIFI Pension Plan. In 2011, the Pension Plan was renamed the Ameritas Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the AHC Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2011 and 2010, and is a non-admitted asset.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan. Prior to December 31, 2010, the Company sponsored an additional non-qualified unfunded defined benefit pension plan in which the sole participant died. This resulted in a Plan settlement of $863, which reduced the Company's accrued pension liability and net periodic pension cost. Since the remaining non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company is charged expense equal to its proportionate share of required funding for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $7,904, $3,957 and $4,483 in 2011, 2010 and 2009, respectively, for its participation in the Pension Plan.

Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Postretirement Plan. Beginning in 2010, the expense for the postretirement benefit plan was paid entirely by AHC. During 2009, the Company was credited $101 of postretirement welfare expense for its participation in the Postretirement Plan.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2011, 2010 and 2009. A summary of the assets, obligations and assumptions are as follows:

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
Change in projected benefit obligation:
   Projected benefit obligation at
     beginning of year                 $      12,747  $      13,700  $      13,319  $           -  $           -  $       6,182
   Service cost                                  129            112             84              -              -             38
   Interest cost                                 702            755            793              -              -            109
   Actuarial loss                              1,730            237            777              -              -              -
   Benefits paid                              (1,085)        (1,179)        (1,273)             -              -              -
   Plan amendments                                 -              -              -              -              -         (3,502)
   Settlements                                     -           (878)             -              -              -              -
   Plan merger                                     -              -              -              -              -         (2,827)
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Projected benefit obligation at
     end of year                       $      14,223  $      12,747  $      13,700  $           -  $           -  $           -
                                       ============== ============== ============== ============== ============== ==============

   Funded status:
   Unamortized prior service
     cost                              $           -  $           -  $           -  $           -  $           -  $           -
   Unrecognized net loss               $       3,698  $       2,094  $       1,964  $           -  $           -  $           -
   Accrued liabilities                 $     (10,525) $     (10,653) $     (11,736) $           -  $           -  $           -

 Projected benefit obligation
   for non-vested employees            $           -  $           -  $           -  $           -  $           -  $           -

 Accumulated benefit obligation
   for non-vested employees            $           -  $           -  $           -  $           -  $           -  $           -

 Accumulated benefit obligation
   for vested employees                $      11,708  $      10,759  $      11,860  $           -  $           -  $           -

 Components of net periodic benefit cost:
   Service cost                        $         129  $         112  $          84  $           -  $           -  $          38
   Interest cost                                 702            755            793              -              -            109
   Expected return on plan assets                  -              -              -              -              -           (140)
   Amount of recognized losses                   126            107             63              -              -             88
   Amount of prior service cost
     recognized                                    -              -              -              -              -           (156)
   Settlements                                     -           (878)             -              -              -              -
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Total net periodic benefit cost     $         957  $          96  $         940  $           -  $           -  $         (61)
                                       ============== ============== ============== ============== ============== ==============

                                       41

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
 Change in plan assets:
   Fair value of plan assets at
     beginning of year                 $           -  $           -  $           -  $           -  $           -  $       3,300
   Actual return on plan assets                    -              -              -              -              -            117
   Plan merger                                     -              -              -              -              -         (3,417)
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Fair value of plan assets at
     end of year                       $           -  $           -  $           -  $           -  $           -  $           -
                                       ============== ============== ============== ============== ============== ==============
 Weighted average assumptions:
   Discount rate for benefit
     obligation                             4.76%          5.75%          6.00%          N/A            N/A            N/A
   Discount rate for net periodic
     benefit cost                           5.75%          6.00%          6.25%          N/A            N/A            6.25%
   Expected compensation increase
     for benefit obligation                 5.00%          5.00%          5.00%          N/A            N/A            N/A
   Expected compensation increase
     for net periodic benefit cost          5.00%          5.00%          5.00%          N/A            N/A            N/A
   Expected return on plan assets           N/A            N/A            N/A            N/A            N/A            6.00%

Information for pension and other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------

   Projected benefit obligation        $      14,223  $      12,747  $      13,700       N/A            N/A            N/A
   Accumulated benefit
     obligation                        $      11,708  $      10,759  $      11,860       N/A            N/A            N/A

Future expected pension benefit payments are as follows:

                    Year             Amount
                 ----------       ------------
                    2012          $    1,085
                    2013               1,085
                    2014               1,085
                    2015               1,077
                    2016               1,065
                 2017-2021             6,549

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2011 and 2010 was $1,183 and $0, respectively, which reduced surplus.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of UCL, Acacia Life and Ameritas New York became employees of ALIC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $8,479, $5,227 and $4,788 in 2011, 2010 and 2009, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $378,742 and $382,008 at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, $99,206 and $100,512 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. $28,509 of deferred compensation liabilities was transferred to the Company in early 2011 as a result of employees of UCL, Acacia Life and Ameritas New York becoming employees of ALIC. The Company's method of accounting for the costs of the postretirement benefit plans other than pensions is the accrual method.

As a result of One Company Employment, the liability for paid time off of $898 was transferred to ALIC in early 2011.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS
------------------------------------------

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $134,665 in dividends in 2012, without prior approval. The Company paid ordinary dividends of $20,000, $0 and $25,000 to AHC, its' parent, in 2011, 2010 and 2009, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Unrealized capital gains                                                           $ 129,479        $ 101,259        $  81,231
Non-admitted asset values                                                            (86,299)         (65,519)         (72,630)
Asset valuation reserve                                                              (52,001)         (49,332)         (27,106)
Liability for reinsurance in unauthorized companies                                       (1)              (1)               -
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 9 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $1,016 and $834 as of December 31, 2011 and 2010, respectively, and estimated recoveries from premium taxes included in "Other admitted assets" in the Balance Sheets - Statutory Basis of $930 and $762 as of December 31, 2011 and 2010, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2011 and 2010.

Securities commitments of $25,671 and $37,392 and mortgage loan and real estate commitments of $27,365 and $13,451 were outstanding for investments to be purchased in subsequent years as of December 31, 2011 and 2010, respectively. Low income housing tax credit property investment commitments were $8 and $57 as of December 31, 2011 and 2010, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded an $82 contingent liability at December 31, 2011 related to performance in its Closed Block. The amounts were recorded in "Other liabilities" in the Balance Sheets - Statutory Basis and in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND
--------------------------------------------------------------------------
HEALTH PLANS
------------

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                           $   2,013       $    2,682        $   4,383
 administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to or                            -                -                -
 received from ASO uninsured plans)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                           $   2,013       $    2,682        $   4,383
====================================================================================================================================

Total claim payment volume                                                         $ 113,784       $  104,684        $  94,523
====================================================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                      $  17,064        $  17,064        $   6,626
Other income or expenses (including interest paid                                         11                7                6
to or received from plans)
Gross expenses incurred (claims and administrative)                                   16,070           14,453            4,258
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                           $   1,005        $   2,618        $   2,374
====================================================================================================================================

NOTE 11 - LEASES
----------------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2011, 2010 and 2009 for operating leases was $3,426, $2,567 and $1,787, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2011:

------------------------------------------------------------------------------------------------------------------------------------
     2012                                                                                          $     1,588
     2013                                                                                                1,007
     2014                                                                                                  346
     2015                                                                                                  166
     2016 and thereafter                                                                                 1,421
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   $     4,528
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 12 - OTHER ITEMS
---------------------

Troubled Debt Restructuring
The Company had no long-term holdings with restructured terms in 2011 and 2010. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,235 and $7,218 at December 31, 2011 and 2010, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $6,362 and $5,448 at December 31, 2011 and 2010, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 13 - REINSURANCE
---------------------

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, Ameritas New York, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2011, 2010 and 2009 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 13 - REINSURANCE, (continued)
----------------------------------

Following is a summary of the transactions through reinsurance operations:

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Premium Income:
  Assumed (related party $177, $242 and $102 in 2011, 2010 and 2009)            $    56,518      $    56,915      $    55,213
  Ceded (related party $2,362, $1,833 and $2,092 in 2011, 2010 and
   2009)                                                                             27,075           27,535           26,096
Benefits To Policyholders:
  Assumed                                                                            54,129           56,353           56,379
  Ceded (related party $2,096, $2,093 and $1,889 in 2011, 2010 and
   2009)                                                                             28,271           27,075           30,211
Reserves for life, accident and health policies:
  Assumed (related party $52 and $43 in 2011 and 2010)                                  334              364              N/A
  Ceded (related party $1,098 and $1,096 in 2011 and 2010)                           70,799           68,733              N/A
----------------------------------------------------------------------------------------------------------------------------------

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
----------------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported in "Reserves for unpaid claims" in the Balance Sheets - Statutory Basis is summarized as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------

Balance at January 1                                                            $    31,487      $    37,643      $    34,033
Less reinsurance reserves                                                            (8,437)          (9,495)          (7,803)
----------------------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                             23,050           28,148           26,230
----------------------------------------------------------------------------------------------------------------------------------

Incurred related to:
  Current year                                                                      391,153          388,356          395,151
  Prior year                                                                         (2,121)          (4,400)          (3,284)
----------------------------------------------------------------------------------------------------------------------------------
    Total incurred                                                                  389,032          383,956          391,867
----------------------------------------------------------------------------------------------------------------------------------

Paid related to:
  Current year                                                                      366,129          365,306          367,003
  Prior year                                                                         20,929           23,748           22,946
----------------------------------------------------------------------------------------------------------------------------------
    Total paid                                                                      387,058          389,054          389,949
----------------------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                                           25,024           23,050           28,148
Plus reinsurance reserves                                                             8,695            8,437            9,495
----------------------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                                 $    33,719      $    31,487      $    37,643
==================================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $2,121, $4,400 and $3,284 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company paid assumed reinsurance claims of $53,856, $57,223 and $54,644 and incurred assumed reinsurance claims of $54,114, $56,128 and $56,336 for the years ended December 31, 2011, 2010 and 2009, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES, (continued)
-----------------------------------------------------------------------------

The Company paid ceded reinsurance claims of $150, $429 and $530, and incurred ceded reinsurance claims of $104, $405 and $531 for the years ended December 31, 2011, 2010 and 2009, respectively.

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES
---------------------------------------------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2011 and 2010, respectively, the Company had $2,278,559 and $2,235,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,551 and $16,406 at December 31, 2011 and 2010, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                           2011
                                                      --------------------------------------------------------------------------
                                                                        Separate      Separate
                                                         General      Account with     Account                         % of
                                                         Account       Guarantees   Nonguaranteed      Total          Total
--------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                            $     779,283 $            - $            - $      779,283          17.8%
 At book value less current surrender
   charge of 5% or more                                       27,943              -              -         27,943           0.6%
 At fair value                                                     -              -      3,081,046      3,081,046          70.4%
--------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                       807,226              -      3,081,046      3,888,272          88.8%
 At book value without adjustment
   (minimal or no charge)                                    311,277              -              -        311,277           7.1%
Not subject to discretionary withdrawal                      179,070              -            233        179,303           4.1%
--------------------------------------------------------------------------------------------------------------------------------
Total gross                                                1,297,573              -      3,081,279      4,378,852         100.0%
Reinsurance ceded                                                246              -              -            246
-----------------------------------------------------------------------------------------------------------------
Total Net                                             $    1,297,327 $            - $    3,081,279 $    4,378,606
=================================================================================================================

                                       48

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS, (continued)
----------------------------
                                                                                           2010
                                                      --------------------------------------------------------------------------
                                                                        Separate      Separate
                                                         General      Account with     Account                         % of
                                                         Account       Guarantees   Nonguaranteed      Total          Total
--------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                           $      777,500 $            - $            - $      777,500          17.9%
 At book value less current surrender
   charge of 5% or more                                       32,060              -              -         32,060           0.8%
 At fair value                                                     -              -      3,090,125      3,090,125          71.3%
--------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                       809,560              -      3,090,125      3,899,685          90.0%
 At book value without adjustment
   (minimal or no charge)                                    378,306              -              -        378,306           8.7%
Not subject to discretionary withdrawal                       57,572              -            269         57,841           1.3%
--------------------------------------------------------------------------------------------------------------------------------
Total gross                                                1,245,438              -      3,090,394      4,335,832         100.0%
Reinsurance ceded                                                692              -              -            692
-----------------------------------------------------------------------------------------------------------------
Total Net                                             $    1,244,746 $            - $    3,090,394 $    4,335,140
=================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                            2011             2010
---------------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                              $   1,081,687    $   1,036,040
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)                9,658           10,204
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                         205,982          198,502
---------------------------------------------------------------------------------------------------------------------------
                                                                                           1,297,327        1,244,746
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                          3,081,279        3,090,394
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   4,378,606    $   4,335,140
===========================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
---------------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                                                       2011                  2010
                                                                              ---------------------------------------------
                    Type                                                                   Net of                Net of
                                                                              Gross        Loading    Gross      Loading
---------------------------------------------------------------------------------------------------------------------------
Ordinary new business                                                        $  2,960     $  1,143   $    163   $    163
Ordinary renewal                                                                1,032          701        885        550
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                       $  3,992     $  1,844   $  1,048   $    713
===========================================================================================================================

NOTE 18 - SEPARATE ACCOUNTS
---------------------------

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2011, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2011 and 2010 the Company's Separate Account Statement included legally insulated assets of $3,672,752 and $3,735,517, respectively. The assets legally insulated from the general account as of December 31, 2011 are attributed to the following products/transactions:

                                                   Separate Account
          Product/               Legally              Assets (Not
        Transaction          Insulated Assets     Legally Insulated)
  ------------------------  ------------------  ---------------------
  Variable Universal Life,
    Variable Annuity and
        Group Annuity        $     3,672,752      $               -

The Company does not engage in securities lending transactions within the separate account.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 18 - SEPARATE ACCOUNTS, (continued)
----------------------------------------

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
   Premiums, considerations or deposits                                         $   539,525      $   496,774      $   548,301
----------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
   For accounts with assets at:
   Fair value                                                                   $ 3,603,150      $ 3,663,857
---------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
   At fair value                                                                $ 3,602,917      $ 3,663,587
   Not subject to discretionary withdrawal                                              233              270
---------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the                         $ 3,603,150      $ 3,663,857
  Balance Sheets - Statutory Basis
===============================================================================================================

Following is a reconciliation of net transfers to (from) separate accounts at
December 31:
                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statement:
    Transfers to the separate accounts                                          $   539,525      $   496,774      $   548,301
    Transfers from the separate accounts                                           (508,295)        (461,064)        (422,190)
----------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                               31,230           35,710          126,111
Reconciling adjustments:
    Other                                                                                 3               (2)               2
----------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of Operations and Changes in Capital and Surplus -Statutory Basis of the
  Company                                                                       $    31,233      $    35,708      $   126,113
==================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 19 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET
------------------------------------------------------------------------
INCOME AND EQUITY
-----------------

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                $    26,187      $    77,950      $    49,926
Insurance reserves                                                                  (25,160)          (6,328)         (15,349)
Deferred policy acquisition costs                                                     6,827           15,844             (915)
Deferred income taxes and other tax reclassifications                                20,159           (5,204)         (11,918)
Statutory investment reserves                                                           975            2,151            4,858
Goodwill amortization                                                                 1,079            1,079            1,079
Income related to investments                                                       (13,881)            (131)          17,238
Earnings of subsidiaries                                                             51,271           64,169           66,184
Other                                                                                 4,067              440            2,449
----------------------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                 $    71,524      $   149,970      $   113,552
==================================================================================================================================

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                                   $ 1,349,148      $ 1,330,877      $ 1,248,996
Insurance reserves                                                                 (109,832)         (91,449)         (85,722)
Deferred policy acquisition costs                                                   250,183          246,428          236,134
Deferred income taxes                                                              (109,723)        (103,769)         (90,372)
Valuation of investments                                                            123,016           92,245           58,351
Statutory investment reserves                                                        56,526           52,883           28,506
Goodwill                                                                             13,113            4,063            2,984
Subsidiary equity                                                                   799,124          729,596          562,168
Statutory non-admitted assets                                                        86,298           65,519           72,630
Post retirement and pension benefit obligations                                       3,846            2,253              294
Other                                                                                (6,360)          (4,348)          (2,264)
----------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                     $ 2,455,339      $ 2,324,298      $ 2,031,705
==================================================================================================================================

NOTE 20 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT
---------------------------------------------------------------------

The accompanying statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's Annual Statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 20 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT,
----------------------------------------------------------------------
(continued)
-----------

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                                     Annual       Correction of     Financial
                                                                                    Statement        an Error        Statement
----------------------------------------------------------------------------------------------------------------------------------
December 31, 2009
  Federal income taxes recoverable - affiliates                                 $    24,154      $      (686)     $    23,468
  Net deferred tax asset                                                             25,954           (1,446)          24,508
    Total admitted assets                                                         6,531,587           (2,132)       6,529,455
Reserves for life, accident and health policies                                   1,743,510          (15,132)       1,728,378
    Total liabilities                                                             5,295,591          (15,132)       5,280,459
Special surplus funds - additional deferred tax asset                                 9,779             (964)           8,815
Unassigned surplus                                                                  766,279           13,964          780,243
    Total capital and surplus                                                     1,235,996           13,000        1,248,996
----------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2009
  Change in reserves for life, accident and health policies                     $    42,642      $   (15,132)  $       27,510
  Federal income tax expense                                                          9,530              686           10,216
    Net income                                                                       35,460           14,446           49,926
Special surplus funds - additional deferred tax asset                                 9,779             (964)           8,815
Change in net deferred income taxes                                                  (9,134)          (4,611)         (13,745)
Change in non-admitted assets                                                        18,548            4,129           22,677
    Total capital and surplus                                                     1,235,996           13,000        1,248,996
----------------------------------------------------------------------------------------------------------------------------------

NOTE 21 - SUBSEQUENT EVENT
--------------------------

The Company has evaluated events subsequent to December 31, 2011 and through March 30, 2012, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

Item 24.  Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2011.
         Statements of Operations for the period ended December 31, 2011. Statements of Changes in Net Assets for the periods ended December 31, 2011 and 2010.
         Notes to Financial Statements for the periods ended December 31, 2011 and 2010.

     Ameritas Life Insurance Corp.:
        Report of Deloitte & Touche LLP, independent auditors.
        Balance Sheets - Statutory Basis as of December 31, 2011 and 2010. Summary of Operations and Changes in Capital and Surplus - Statutory Basis for each of the three years in the period ended December 31, 2011. Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2011.
        Notes to the Financial Statements - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.  Financial Statements and Exhibits

     b)    Exhibits

     Exhibit
     Number              Description of Exhibit
     ------              ----------------------
     (1)                 Resolution of Board of Directors of Ameritas Life
                         Insurance Corp. Establishing Ameritas Life Insurance
                         Corp. Separate Account LLVA.  (1)
     (2)                 Custody Agreements.  Not applicable.
     (3) (a)             Principal Underwriting Agreement.  (2)
     (3) (b)             Form of Selling Agreement.  (3)
     (4)                 Form of Variable Annuity Contract.  (4)
     (5)                 Form of Application for Variable Annuity Contract.  (5)
     (6) (a)             Certificate of Incorporation of Ameritas Life Insurance
                         Corp.  (1)
     (6) (b)             Bylaws of Ameritas Life Insurance Corp.  (6)
     (7)                 Reinsurance Agreements.  Not Applicable.
     (8) (a)             Participation Agreement - ProFunds.  (7)
     (9)                 Opinion and Consent of Counsel. Filed herein.
     (10)                Consents of Independent Auditors and Independent
                         Registered Public Accounting Firm. Filed herein.
     (11)                Omitted Financial Statements. Not Applicable
     (12)                Initial capital Agreements. Not applicable.
     (13)                Powers of Attorney  (8) and Exhibit 13, filed herein.

Footnotes:
----------
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, and EX-99.B6A.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on Octover 30, 2009 and April 23, 2010, respectively, EX-99.C.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on January 18, 2005, EX-4.
5. Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005. EX-99.E.
6. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999, EX-99(6)(B).
7. Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on February 27, 2009, EX-99.H.
8. Incorporated by reference to Post-Effective Amendment No. 9 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on April 18, 2011, EX-99.16.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           James R. Krieger                 Director
           Francis V. Mastrianna            Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           William W. Lester                Executive Vice President & Corporate Treasurer
           Timmy L. Stonehocker             Executive Vice President
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           J. Thomas Burkhard               Senior Vice President, Chief Distribution Officer, Individual
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Cheryl L. Heilman                Senior Vice President, Individual Operations
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income & Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary, Individual
           James M. Mikus                   Senior Vice President & Chief Investment Officer
           Lisa A. Mullen                   Senior Vice President, Individual Financial Operations
           Kevin W. O'Toole                 Senior Vice President, Individual Distribution
           Robert-John H. Sands             Senior Vice President & Corporate Secretary
           Janet L. Schmidt                 Senior Vice President, Director of Human Resources
           Steven J. Valerius               President, Individual Division
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations
           Susan K. Wilkinson               Senior Vice President, Planning & Risk Management

*    Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
UNIFI(R) Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                    Acacia Service Corp.(VA)....................................deposit solicitation
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York(SM)(NY)...................life insurance company
            BNL Financial Corporation(IA).......................................stock insurance holding company
                Brokers National Life Assurance Company(AR).....................life/health insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Summit Investment Advisors, Inc.(NE)....................................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of March 31, 2012, there were 552 qualified contracts and 3,139 non-qualified contracts in the Separate Account.

Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

      Name and Principal           Positions and Offices
      Business Address             and Underwriter
      ----------------             ---------------
      William W. Lester*           Director & Chair
      Salene Hitchcock-Gear*       Director, President & Chief Executive Officer
      Robert C. Barth*             Director
      Kent M. Campbell**           Director
      Timmy L. Stonehocker*        Director
      Billie B. Beavers***         Senior Vice President
      Raymond M. Gilbertson*       Vice President, Corporate Compliance
      Cheryl L. Heilman*           Chief Compliance Officer
      Bruce D. Lefler***           Senior Vice President, Public Finance
      Robert-John H. Sands*        Corporate Secretary

     * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     ** Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
     *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                    (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment          $78,024                 $0                   $0                $249,787
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 10 to Registration Statement Number 333-122109 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 18th day of April, 2012.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                         By:     JoAnn M. Martin*
                                            ------------------------
                                                Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2012.

     SIGNATURE                          TITLE
     ---------                          -----

     JoAnn M. Martin *                  Director, Chair, President  & Chief Executive Officer
     James P. Abel *                    Director
     James R. Krieger *                 Director
     Francis V. Mastrianna**            Director
     Tonn M. Ostergard *                Director
     Kim M. Robak *                     Director
     Paul C. Schorr, IV *               Director
     William W. Lester *                Executive Vice President & Corporate Treasurer
     Timmy L. Stonehocker *             Executive Vice President
     Robert C. Barth *                  Senior Vice President & Chief Financial Officer
     Robert-John H. Sands *             Senior Vice President & Corporate Secretary
     Steven J. Valerius *               President, Individual Division


     /s/ Robert G. Lange
     -------------------
         Robert G. Lange                Vice President, General Counsel & Assistant Secretary, Individual


*  Signed by Robert G. Lange under Powers of Attorney executed effective as of February 25, 2011.
** Signed by Robert G. Lange under Power of Attorney executed effective as of October 24, 2011, filed herein.

                                  Exhibit Index
                                  -------------

        Exhibit
        -------

        9        Opinion and Consent of Counsel

        10 Consents of Independent Auditors and Independent Registered Public Accounting Firm

        13       Power of Attorney